As filed with the Securities and Exchange Commission on July 7, 2005


                                                              File No. 333-68872
                                                                       811-03488
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 -------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 8                                        |X|



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 84                                                      |X|


                        (Check appropriate box or boxes.)

                                 -------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                                 -------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                                 -------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                 -------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                 -------------



Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate space):

|X|  on July 7, 2005 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

Title of Securities being Registered: Deferred fixed & variable Annuity
Contracts.

================================================================================

                                     PART A

                           PHOENIX INVESTOR'S EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")



PROSPECTUS                                                         JULY 7, 2005


    This prospectus describes a fixed and variable accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of fixed variable and investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.



    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated July 7, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]  PHOENIX LIFE INSURANCE COMPANY
                                                                 ANNUITY OPERATIONS DIVISION
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] TEL. 800/541-0171

                       TABLE OF CONTENTS

Heading                                                   Page
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GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5

CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   12
FINANCIAL STATEMENTS......................................   13
PERFORMANCE HISTORY.......................................   13
THE VARIABLE ACCUMULATION ANNUITY.........................   13
PHOENIX AND THE SEPARATE ACCOUNT .........................   13
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   14
   Participating Investment Funds.........................   14
   Investment Advisors and Subadvisors....................   14
   Services of the Advisors...............................   14
GIA.......................................................   14
PURCHASE OF CONTRACTS.....................................   15
DEDUCTIONS AND CHARGES....................................   15
   Annual Administrative Charge...........................   15
   Daily Administrative Fee...............................   15
   Guaranteed Minimum Income Benefit Rider Fee............   15
   Guaranteed Minimum Accumulation Benefit Fee............   16
   Guaranteed Minimum Withdrawal Benefit Fee..............   16
   Mortality and Expense Risk Fee.........................   16
   Surrender Charges......................................   16
   Tax....................................................   17
   Transfer Charge........................................   17
   Reduced Fees, Credits and Excess Interest..............   17
   Other Charges..........................................   17
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units.....................................   17
   Accumulation Unit Values...............................   18
   Internet, Interactive Voice Response and Telephone
       Transfers..........................................   18
   Disruptive Trading and Market Timing...................   19
   Optional Programs and Riders...........................   20
   Surrender of Contract; Partial Withdrawals.............   25
   Contract Termination...................................   26
   Payment Upon Death Before Maturity Date ...............   26
THE ANNUITY PERIOD........................................   28
   Annuity Payments.......................................   28
   Annuity Payment Options ...............................   28
   Payment Upon Death After Maturity Date.................   30
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   30
   Valuation Date.........................................   30
   Valuation Period.......................................   30
   Accumulation Unit Value................................   30
   Net Investment Factor..................................   31
MISCELLANEOUS PROVISIONS..................................   31
   Assignment.............................................   31
   Payment Deferral.......................................   31
   Free Look Period.......................................   31
   Amendments to Contracts................................   31
   Substitution of Fund Shares............................   31
   Ownership of the Contract..............................   31
FEDERAL INCOME TAXES......................................   32
   Introduction...........................................   32
   Income Tax Status......................................   32
   Taxation of Annuities in General--Nonqualified Plans...   32
   Additional Considerations..............................   33
   Owner Control..........................................   34
   Diversification Standards .............................   34
   Taxation of Annuities in General--Qualified Plans......   35
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   38
SERVICING AGENT...........................................   38
STATE REGULATION..........................................   38
REPORTS...................................................   38
VOTING RIGHTS.............................................   38
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   39
LEGAL MATTERS.............................................   39
SAI TABLE OF CONTENTS.....................................   39
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date, unless we agree otherwise. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$10,000
[diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series' by the total number of the series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SEPARATE ACCOUNT: Phoenix Life Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------


    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. There are no fees charged at the time that you purchase this contract.

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CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Complete Premium Payment Year 0................     8%           This table describes the fees and expenses that you will
       Complete Premium Payment Year 1................     7%           pay at the time that you purchase the contract, surrender
       Complete Premium Payment Years 2...............     6%           the contract or transfer value between the subaccounts.
       Complete Premium Payment Years 3+..............    None          State premium taxes may also be deducted.
    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $20

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ANNUAL ADMINISTRATIVE CHARGE

    Current...........................................    $35
    Maximum(2)........................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.525%         This table describes the fees and expenses that you will
    Daily Administrative Fee..........................    .125%         pay periodically during the time that you own the contract,
                                                          -----         not including annual fund fees and expenses.
    Total Annual Separate Account Expenses............   1.650%


    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.675%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.800%


    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT(3)


    ----------------------------------------
    Mortality and Expense Risk Fee....................   1.825%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.950%

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GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE(4) (as a percentage of the greater of the Guaranteed Amount or Contract Value)

    Current.........................................    0.500%
    Maximum.........................................    1.000%

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(5) (as a percentage of the greater of the Guaranteed Annuitization Value or Contract Value)

    Current.........................................    0.600%
    Maximum.........................................    1.000%

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT(GMWB) FEE(6) (as a
percentage of the greater of the Benefit Amount or the Contract
Value)                                                                                     OPTIONAL BENEFIT FEES

    Current.........................................    0.350%          This table describes the fees and expenses that you will
    Maximum.........................................    1.000%          pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect
7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(7) (as a            an optional benefit.
percentage of the greater of the Benefit Amount or Contract
Value)

    Current.........................................    0.500%
    Maximum.........................................    1.000%

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ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                         Minimum       Maximum          expenses for the year ended 12/31/04, charged by the fund
                                         -------       -------          companies that you may pay  periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses)......  0.29%         2.68%
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(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

(2) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest. See "Deductions and Charges."

(3) This death benefit option is subject to state approval. See "Payment Upon Death After Maturity."

(4) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."

(5) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary if the rider is selected. See "Optional Program & Riders."
(6) The 5% Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. The fee charge at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."
(7) The 7% Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. The fee charge at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."

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EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the 7% Guaranteed Minimum Withdrawal Benefit.
These elections will result in the highest total cost of investing in this contract.

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

        DEATH BENEFIT OPTION 1
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                $1,261  $2,157  $2,695  $5,330

        DEATH BENEFIT OPTION 2
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                $1,274  $2,196  $2,759  $5,436

        DEATH BENEFIT OPTION 3
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                $1,288  $2,234  $2,822  $5,540                          These examples are intended to help you compare the cost of investing  in the contract with the cost of investing in
If you do not surrender your contract at the end of the applicable      other variable annuity contracts. These costs include
time period, your maximum costs would be:                               Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders
        DEATH BENEFIT OPTION 1                                          and benefit fees, and the maximum fund fees and expenses
        ----------------------                                          that were charged for the year ended 12/31/04.

                1 Year 3 Years 5 Years 10 Years                         The examples assume that you invest $10,000 in the contract
                -------------------------------                         for the time periods indicated. The examples also assume
                 $544   $1,625  $2,695  $5,330                          that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
        DEATH BENEFIT OPTION 2                                          actual costs may be higher or lower based on these
        ----------------------                                          assumptions.

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                 $559   $2,196  $2,759  $5,436

        DEATH BENEFIT OPTION 3
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                 $573   $1,706  $2,822  $5,540

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EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the 5% Guaranteed Minimum Withdrawal Benefit.

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

        DEATH BENEFIT OPTION 1
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                $1,247  $2,119  $2,631  $5,223

        DEATH BENEFIT OPTION 2
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                $1,261  $2,157  $2,695  $5,330

        DEATH BENEFIT OPTION 3
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------                         These examples are intended to help you compare the cost of
                $1,274  $1,196  $2,759  $5,436                          investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
If you do not surrender your contract at the end of the                 Contract Owner transaction expenses, contract fees,
applicable time period, your maximum costs would be:                    separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and
        DEATH BENEFIT OPTION 1                                          expenses that were charged for the year ended 12/31/04.
        ----------------------
                                                                        The examples assume that you invest $10,000 in the contract
                1 Year 3 Years 5 Years 10 Years                         for the time periods indicated. The examples also assume
                -------------------------------                         that your investment has a 5% return each year and assumes
                 $529   $1,583  $2,631  $5,223                          the maximum fees and expenses of any of the funds. Your
                                                                        actual costs may be higher or lower based on these
        DEATH BENEFIT OPTION 2                                          assumptions.
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                 -------------------------------
                  $544  $1,625  $2,695  $5,330

        DEATH BENEFIT OPTION 3
        ----------------------

                1 Year 3 Years 5 Years 10 Years
                -------------------------------
                 $559   $1,665  $2,759  $5,436

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ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                        Series                             Investment       12b-1       Other Operating       Total Annual Fund
                                                         Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                  1.05%
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Phoenix-AIM Growth                                            0.75%          N/A             0.47%(3)               1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89%(1)               1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27%(2)               0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                  1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                  0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28%(3)               0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67%(4)               1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                  0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28%(3)               0.98%(6)
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Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                  0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                  0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(5)       N/A             0.58%(2)               1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75%(1)               1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78%(1)               2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40%(1)               1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56%(3)               0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74%(3)               1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29%(3)               1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38%(3)               1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38%(4)               1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                  1.08%
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(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Phoenix-AIM Growth                     (0.22%)         1.00%       Phoenix-Kayne Small-Cap Quality Value (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth         (0.74%)         1.00%       Phoenix-Lazard International Equity   (0.25%)          1.05%
Phoenix-Alliance/Bernstein Enhanced    (0.07%)         0.65%         Select
  Index                                                            Phoenix-Northern Dow 30               (0.31%)          0.60%
Phoenix-Engemann Growth and Income     (0.03%)         0.95%       Phoenix-Northern Nasdaq-100 Index(R)  (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth      (0.32%)         1.25%       Phoenix-Sanford Bernstein Mid-Cap     (0.04%)          1.30%
Phoenix-Engemann Value Equity          (0.03%)         0.95%         Value
Phoenix-Goodwin Multi-Sector Short     (0.38%)         0.70%       Phoenix-Sanford Bernstein             (0.13%)          1.30%
  Term Bond                                                          Small-Cap Value
Phoenix-Kayne Rising Dividends         (0.60%)         0.85%       Phoenix-Seneca Mid-Cap Growth         (0.03%)          1.15%

      (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment   12b-1 or     Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses    Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                     0.61%       N/A        0.30%        0.91%         (0.00%)(10)    0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                      0.73%       N/A        0.31%        1.04%         (0.00%)(10)    1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           0.61%       N/A        0.30%        0.91%         (0.00%)(10)    0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              0.85%       N/A        0.12%        0.97%         (0.00%)(10)   0.97%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment   12b-1 or     Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses    Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II       0.60%     0.25%(1)     0.13%        0.98%          ---           ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary           0.60%     0.25%(1)     0.14%        0.99%          ---           ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            0.57%     0.10%        0.11%(2)     0.78%           ---           ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     0.58%     0.10%        0.14%(2)     0.82%           ---           ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   0.58%     0.10%        0.10%(2)     0.78%           ---           ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60%     0.25%(4)     0.15%        1.00%         (0.00%)(10)    1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.68%     0.25%        0.19%        1.12%         (0.05%)(5)     1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.79%(3)  0.25%(4)     0.07%        1.11%         (0.00%)(10)    1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                  0.75%     0.25%        0.37%        1.37%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                               0.50%      N/A         0.48%        0.98%         (0.08%)(6)     0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                            0.50%      N/A         0.39%        0.89%         (0.00%)(10)    0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                0.75%      N/A         0.42%        1.17%         (0.00%)(10)    1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         0.90%      N/A         0.73%        1.63%         (0.00%)(10)    1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         0.75%      N/A         0.71%        1.46%         (0.00%)(10)    1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              0.90%      N/A         0.73%        1.63%         (0.00%)(10)    1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  0.45%      N/A         0.37%        0.82%         (0.17%)(7)     0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      0.20%      N/A         0.09%        0.29%         (0.00%)(10)    0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   0.80%      N/A         0.49%        1.29%(8)        ---           ---(11)

----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            1.00%      N/A         0.43%        1.43%         (0.01%)(9)     1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         1.17%      N/A         0.19%        1.36%         (0.16%)(9)     1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.95%      N/A         0.15%        1.10%         (0.10%)(9)     1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.92%      N/A         0.08%        1.00%         (0.01%)(9)     0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.

(6) For the year ending December 31, 2005 and through April 30, 2006, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(7) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(8) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(9) Management fees have been restated to reflect contractual changes to the management fee for the fund and will terminate on April 30, 2006. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(10) The amounts shown under "Contractual Reimbursements & Waivers" as (0.00%) reflect contractual situations where no reimbursements were received because actual fees did not exceed the waiver limits.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                   Reimbursements  Net Annual Fund                                   Reimbursements  Net Annual Fund
                                   --------------  ---------------                                   --------------  ---------------
                Series               & Waivers        Expenses                Series                    & Waivers       Expenses
                ------               ---------        --------                ------                    ---------       --------
Federated Fund for U.S. Government              (0.26%)       0.72%     VIP Growth Opportunities         (0.02%)         0.80%
  Securities II                                                             Portfolio
Federated High Income Bond Fund II - Primary    (0.25%)       0.74%     VIP Growth Portfolio             (0.03%)         0.75%
  Shares                                                                Technology Portfolio             (0.14%)         1.15%
VIP Contrafund(R) Portfolio                     (0.02%)       0.76%

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account" and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $10,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts and the GIA.


[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."


[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS

[diamond] You may partially or fully surrender the contract at anytime for its contract value less any applicable surrender charge and premium tax.


[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] 5% Guaranteed Minimum Withdrawal Benefit fee (available only on contracts issued on or after July 18, 2005)--the fee equals 0.350% of the greater of the benefit amount and the Contract Value. For more information, see "Deductions and Charges" below.

[diamond] 7% Guaranteed Minimum Withdrawal Benefit fee (available only on contracts issued on or after July 18, 2005)--the fee equals 0.500% of the greater of the benefit amount and the Contract Value. For more information, see "Deductions and Charges" below.

[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."


[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:



--------------------------------------------------------------
Percent                                   8%   7%    6%   0%
--------------------------------------------------------------
Complete Premium Payment Years            0     1    2    3+
--------------------------------------------------------------

[diamond] Taxes--from the contract value upon premium payment or annuitization.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive the contract value in cash. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)) and Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life


Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 and the unaudited interim condensed consolidated financial statements of Phoenix Life Insurance Company as of March 31, 2005 and the results of their operations and their cash flows for the periods indicated are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts and the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling us at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    Prior to the Maturity Date, you may make transfers into the GIA subject to the GIA restrictions detailed below. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value


    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS

    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions are subject to state insurance department approval.



PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$10,000

[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000

    We require minimum subsequent premium payments of $500, except as described above for bank draft program.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount or the GIA in the proportion you elect upon receipt. Changes in the allocation of premium payments will be effective as of receipt by us of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the makeup and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect either the Guaranteed Minimum

Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.


GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    The fee percentage is locked in at the time you elect this benefit. Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect either the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE
    The Guaranteed Minimum Withdrawal Benefit became available on July 18, 2005. If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. You can elect one of two Withdrawal Limit Percentages and the fee varies based on which one you have elected. For both the 5% and 7% Withdrawal Limit Percentages, we reserve the right to charge up to 1.000%, multiplied by the greater of the Benefit Amount or Contract Value on the day that the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

    Currently, if you elect the 5% Withdrawal Limit Percentage, the fee is equal to 0.350%, multiplied by the greater of the Benefit Amount or Contract Value on the day the fee is deducted.

    Currently if you elect the 7% Withdrawal Limit Percentage, the fee is equal to 0.500%, multiplied by the greater of the Benefit Amount or Contract Value on the day that the fee is deducted.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.


MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  -----------------------------------------------------------
     DEATH BENEFIT      DEATH BENEFIT       DEATH BENEFIT
   OPTION 1 - RETURN  OPTION 2 - ANNUAL   OPTION 3 - RELIEF
      OF PREMIUM           STEP-UP             AMOUNT
  -----------------------------------------------------------
        1.525%              1.675%             1.825%
  -----------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies, the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Unused free withdrawal percentage amounts do not accumulate.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

----------------------------------------------------------------
Percent                               8%    7%     6%     0%
----------------------------------------------------------------
Complete Premium                      0     1      2      3+
Payment Years
----------------------------------------------------------------


    Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operations of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.


    Any reduction or elimination of the mortality and expense risk fee or withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a non-interest-bearing account. Additional premium payments allocated to the GIA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


    You may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. You can make transfers among one or more of the subaccounts prior to and after the Maturity Date. You can only make transfers to and from the GIA prior to the Maturity Date. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive

Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):


[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive

Trading). Moreover we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    The Asset Rebalancing Program does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect.

We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET ALLOCATION MODEL PROGRAM
    Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models we currently offer are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment (or contract value for inforce contracts) and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reach age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:


    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.


    After the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).


    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION


    A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.


    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

    B = (a) multiplied by (b), where:

        (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;

        (b) = 1 minus the result of (c) divided by (d), where:

        (c) = the Contract Value after the withdrawal, and

        (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.


TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2. the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than ten years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

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                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.


[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
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GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the ten year term. See "Deductions and Charges."


    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").


    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the ten year term. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive


    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. These models are static. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.


    For more information on the asset allocation models, see "Asset Allocation Model Program."

GUARANTEED AMOUNT

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:


     A = the contract value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").


     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.


    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:
o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
    This optional rider is available only to contracts issued on or after July 18, 2005 and provides for a Guaranteed Minimum Withdrawal Benefit prior to commencement of annuity payments under an Annuity Payment Option. This benefit guarantees that each rider year you may receive payments up to an amount equal to the Withdrawal Limit until your Benefit Amount has been exhausted. You are not required to make withdrawals and will not lose the guarantee if you withdraw less than the Withdrawal Limit. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. You elect the GMWB and a Withdrawal Limit Percentage on the date that this rider is added to the Contract (the "rider date") and this election is irrevocable. After the end of every five years, you will have the opportunity to reset the Benefit Amount and elect a new Withdrawal Limit Percentage. If you do elect the Optional Reset, we will terminate the existing rider and issue a new rider to your contract.

    A fee for this benefit is deducted on each contract anniversary. See "Deductions and Charges" above. This rider may not be available on certain qualified plans.

    The GMWB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMWB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. These models are static. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information on the asset allocation models, see "Asset Allocation Model Program."

BENEFIT AMOUNT
    The Benefit Amount is the total amount available for future guaranteed payments regardless of investment performance. On the rider date, if the rider is not issued as a result of election of an Optional Reset (see Optional Reset below), the Benefit Amount is calculated by multiplying (A) times (B), where:

     A = Contract Value on the rider date

     B = Benefit Amount Percentage

    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal (A) multiplied by (B), added to C, where:

     A = Subsequent premium payment

     B = Benefit Amount Percentage

     C = current Benefit Amount

    The Benefit Amount is recalculated after each withdrawal. The new Benefit Amount is equal to (A) minus (B) where:

     A = Benefit Amount

     B = withdrawal amount

    However, for withdrawal amounts that result in the cumulative withdrawals in a rider year to exceed the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the Benefit Amount is set equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

     Benefit Amount Percentage: the percentage (between 100% to 120%) by which the Contract Value on the rider date is multiplied to determine the initial Benefit Amount. Currently, for new contracts, the percentage is set equal to 105%. The Benefit Amount Percentage does not change while the rider is in force.

WITHDRAWAL LIMIT
    On the rider date, the Withdrawal Limit is set to equal the Withdrawal Limit Percentage multiplied by the Benefit Amount.

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to C where:

     A = Withdrawal Limit Percentage;

     B = Benefit Amount Percentage multiplied by the premium payment; and

     C = current Withdrawal Limit.

    For withdrawal amounts that result in the cumulative withdrawals in a rider year to exceed the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the Withdrawal Limit will be set equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

    Withdrawal Limit Percentage: the percentage by which the Benefit Amount on the rider date is multiplied to determine the initial Withdrawal Limit. You choose a percentage at the time you initially elect GMWB and at the time you elect the Optional Reset. Currently, you have the choice of two percentages:
    5% and 7%; we reserve the right to offer additional percentages in the future.

    If withdrawals in a rider year do not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

OPTIONAL RESET
    Beginning with the fifth rider anniversary, the Benefit Amount may be reset once every five years. This is only permitted if the Contract Value multiplied by the Optional Reset Benefit Amount Percentage is greater than the Benefit Amount on the anniversary immediately prior to the reset. Upon election of the Optional Reset, the current GMWB rider is terminated and a new GMWB rider is issued. At that time, you will be given the opportunity to change the Withdrawal Limit Percentage, if you wish to do so. You must notify us no later than 30 days after the GMWB rider anniversary that you wish to elect the Optional Reset.

    On the date the new rider is issued, the following items will be reset based on the new rider date: Benefit Amount, Benefit Amount Percentage, Contract Value, Optional Reset Benefit Amount Percentage, Withdrawal Limit Percentage and GMWB Fee Percentage. Currently, the GMWB Fee Percentages are 0.350% of the greater of the benefit amount and the Contract Value for the 5% Withdrawal Limit and 0.500% of the greater of the benefit amount and the Contract Value for the 7% Withdrawal Limit. The fee charged at the time that you elect the Optional Reset could be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset for existing contracts if we no longer offer this GMWB as an additional option on new issues of the contract.

    Optional Reset Benefit Amount Percentage: the percentage (between 100% to 120%) by which the Contract Value on the rider date is multiplied to determine the Benefit Amount upon election of the Optional Reset. Currently, if after five years you elect the Optional Reset, the Optional Reset Benefit Amount Percentage equals 100%. The Optional Reset Benefit Amount Percentage does not change while the rider is in force.

GMWB BENEFIT PAYMENTS
    While the GMWB rider is in force, if the Contract Value is reduced to zero and the Benefit Amount is greater than zero, GMWB Benefit Payments will commence. GMWB Benefit Payments will be paid monthly, in an amount equal to one twelfth of the Withdrawal Limit at the time the Contract Value is reduced to zero. The number of GMWB Benefit Payments will be equal to (A) divided by (B) the result rounded up to the next highest whole number, where:

     A = the Benefit Amount at the time the Contract Value is reduced to zero and

     B = the amount of the GMWB Benefit Payment.

    Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of the monthly payments. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

    Once you begin receiving GMWB Benefit Payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

BENEFIT TERMINATION
    This benefit will terminate without value on the occurrence of any of the following events:

[diamond] full surrender of the contract; or

[diamond] the commencement of annuity payments; or

[diamond] death of an owner (or Annuitant if the owner is a non-natural person) unless the surviving spouse elects spousal continuation of the contract and benefit; or

[diamond] change of ownership of the contract for any reason; or

[diamond] termination of the contract to which this benefit is attached; or

[diamond] the election of the Optional Reset, if available; or

[diamond] the Contract Value is zero and GMWB Benefit payments have been completed.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

                a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
                b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:
                a) the sum of all premium payments, less adjusted partial
                   withdrawals (as defined below); or
                b) the contract value on the claim date; or
                c) the annual step-up amount (as defined below).

    Upon the death of the owner who has attained age 80, the death benefit is the greater of:

                a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
                b) the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT
          The availability of this option is subject to state approval.

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

          Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:
            a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
            b) the contract value on the claim date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

            a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
            b) the contract value on the claim date plus 25% of the relief amount (as defined below).

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
    o  the 120 days must occur prior to the owner attaining age 91.

    The enhancement provides:

    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under

"Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by us 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.


    The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


    The level of annuity payments payable under the following options is based upon the annuity payment option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount.

    The assumed investment rate is 4 1/2% per year. We use this rate to determine the first annuity payment under Variable

Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of ten years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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    New Year's Day                    Independence Day
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    Martin Luther King, Jr. Day       Labor Day
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    Presidents Day                    Thanksgiving Day
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    Good Friday                       Christmas Day
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    Memorial Day
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VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    WE REPRESENT THAT WE INTEND TO COMPLY WITH THE DIVERSIFICATION REGULATIONS TO ASSURE THAT THE CONTRACTS CONTINUE TO BE TREATED AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

    INDIVIDUAL RETIREMENT ANNUITIES Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    PEPCO serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.

    To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


SERVICING AGENT
--------------------------------------------------------------------------------
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million
----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
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                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
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Phoenix-Aberdeen International Series                                                 |X|
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Phoenix-AIM Growth Series                                                             |X|
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Phoenix-Alger Small-Cap Growth Series                                                 |X|

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Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
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Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
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Phoenix-Engemann Growth and Income Series                                                          |X|
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Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

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Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
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AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

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AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
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Federated Fund for U.S. Government Securities II                                                                 |X|
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Federated High Income Bond Fund II                                                                 |X|
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VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
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Mutual Shares Securities Fund                                                                      |X|
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Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
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Lazard Retirement Small Cap Portfolio                                                 |X|
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Bond-Debenture Portfolio                                                                                         |X|
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Growth and Income Portfolio                                                                        |X|
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Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
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Rydex Variable Trust Nova Fund                         |X|
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Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
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Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
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Technology Portfolio                                                                                                       |X|
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Wanger International Select                            |X|
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Wanger International Small Cap                         |X|
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Wanger Select                                                                         |X|
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Wanger U.S. Smaller Companies                                                         |X|
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INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
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Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


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                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00              1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."



-----------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS
                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 12/31/03* to 12/31/03                                        $1.000                $1.139                  6
         From 1/1/04 to 12/31/04                                           $1.139                $1.353                 26


PHOENIX-AIM GROWTH
====================================================================================================================================
         From 2/14/03* to 12/31/03                                         $1.000                $0.861                 25
         From 1/1/04 to 12/31/04                                           $0.861                $0.883                 79


PHOENIX-ALGER SMALL-CAP GROWTH
====================================================================================================================================
         From 8/8/03* to 12/31/03                                          $1.000                $1.512                 10
         From 1/1/04 to 12/31/04                                           $1.512                $1.518                 11


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 11/15/02* to 12/31/02                                        $1.000                $0.771                 20
         From 1/1/03 to 12/31/03                                           $0.771                $0.957                 64
         From 1/1/04 to 12/31/04                                           $0.957                $1.034                 190


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $1.100                  3
         From 1/1/03 to 12/31/03                                           $1.100                $1.495                 50
         From 1/1/04 to 12/31/04                                           $1.495                $1.981                 95


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 7/7/03* to 12/31/03                                          $1.000                $0.946                 18
         From 1/1/04 to 12/31/04                                           $0.946                $0.977                 36


PHOENIX-ENGEMANN GROWTH AND INCOME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.779                  2
         From 1/1/03 to 12/31/03                                           $0.779                $0.976                 67
         From 1/1/04 to 12/31/04                                           $0.976                $1.061                 234


PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================
         From 8/8/03* to 12/31/03                                          $1.000                $1.084                  4
         From 1/1/04 to 12/31/04                                           $1.084                $1.170                 11


PHOENIX-ENGEMANN STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/6/03* to 12/31/03                                          $1.000                $1.053                 18
         From 1/1/04 to 12/31/04                                           $1.053                $1.113                 54

PHOENIX-ENGEMANN VALUE EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.795                  2
         From 1/1/03 to 12/31/03                                           $0.795                $0.969                 31
         From 1/1/04 to 12/31/04                                           $0.969                $1.076                 168



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 9/27/02* to 12/31/02                                         $1.000                $0.998                 30
         From 1/1/03 to 12/31/03                                           $0.998                $0.988                 65
         From 1/1/04 to 12/31/04                                           $0.988                $0.979                 68


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/6/03* to 12/31/03                                          $1.000                $1.211                 57
         From 1/1/04 to 12/31/04                                           $1.211                $1.272                 193


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From  7/1/03* to 12/31/03                                         $1.000                $1.020                 263
         From 1/1/04 to 12/31/04                                           $1.020                $1.056                 319


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $1.000                $1.124                 31
         From 1/1/04 to 12/31/04                                           $1.124                $1.163                 52


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 3/28/03* to 12/31/03                                         $1.000                $1.187                 27
         From 1/1/04 to 12/31/04                                           $1.187                $1.468                 41


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 5/27/03* to 12/31/03                                         $1.000                $1.215                 21
         From 1/1/04 to 12/31/04                                           $1.215                $1.384                 76


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 11/13/02* to 12/31/02                                        $1.000                $0.841                 26
         From 1/1/03 to 12/31/03                                           $0.841                $1.054                 79
         From 1/1/04 to 12/31/04                                           $1.054                $1.085                 104


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 11/13/02* to 12/31/02                                        $1.000                $0.634                 32
         From 1/1/03 to 12/31/03                                           $0.634                $0.929                 59
         From 1/1/04 to 12/31/04                                           $0.929                $1.005                 74


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.883                  1
         From 1/1/03 to 12/31/03                                           $0.883                $1.224                 53
         From 1/1/04 to 12/31/04                                           $1.224                $1.450                 106

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.891                  1
         From 1/1/03 to 12/31/03                                           $0.891                $1.261                 21
         From 1/1/04 to 12/31/04                                           $1.261                $1.521                 71


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 12/30/02* to 12/31/02                                        $1.000                $0.671                  5
         From 1/1/03 to 12/31/03                                           $0.671                $0.851                 10
         From 1/1/04 to 12/31/04                                           $0.851                $0.893                 10


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 2/24/03* to 12/31/03                                         $1.000                $0.976                 15
         From 1/1/04 to 12/31/04                                           $0.976                $1.024                 41


AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
         From 12/3/04* to 12/31/04                                         $1.000                $1.016                 26




 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 10/21/04* to 12/31/04                                        $1.000                $0.918                  0

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.681                  2
         From 1/1/03 to 12/31/03                                           $0.681                $0.902                  8
         From 1/1/04 to 12/31/04                                           $0.902                $0.960                 54


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.063                 75
         From 1/1/03 to 12/31/03                                           $1.063                $1.070                 412
         From 1/1/04 to 12/31/04                                           $1.070                $1.090                 595


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.983                  1
         From 1/1/03 to 12/31/03                                           $0.983                $1.182                 192
         From 1/1/04 to 12/31/04                                           $1.182                $1.284                 145


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.898                  6
         From 1/1/03 to 12/31/03                                           $0.898                $1.134                 72
         From 1/1/04 to 12/31/04                                           $1.134                $1.286                 291


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 6/5/03* to 12/31/03                                          $1.000                $1.013                 79
         From 1/1/04 to 12/31/04                                           $1.013                  $


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.704                 42
         From 1/1/03 to 12/31/03                                           $0.704                $0.919                 148
         From 1/1/04 to 12/31/04                                           $0.919                $0.934                 180


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 12/10/02* to 12/31/02                                        $1.000                $0.879                 18
         From 1/1/03 to 12/31/03                                           $0.879                $1.081                 136
         From 1/1/04 to 12/31/04                                           $1.081                $1.198                 196


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 12/30/02* to 12/31/02                                        $1.000                $0.838                 11
         From 1/1/03 to 12/31/03                                           $0.838                $1.089                 67
         From 1/1/04 to 12/31/04                                           $1.089                $1.270                 104


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 6/2/03* to 12/31/03                                          $1.000                $1.071                 11
         From 1/1/04 to 12/31/04                                           $1.071                $1.222                 49


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/2/03* to 12/31/03                                          $1.000                $1.049                 450
         From 1/1/04 to 12/31/04                                           $1.049                $0.922                 688


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 1/6/04* to 12/31/04                                                                $1.367                 16


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $1.000                $1.076                 46
         From 1/1/04 to 12/31/04                                           $1.076                $1.260                 49



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.782                 107
         From 1/1/03 to 12/31/03                                           $0.782                $0.986                 176
         From 1/1/04 to 12/31/04                                           $0.986                $1.072                 275


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 8/8/03* to 12/31/03                                          $1.000                $0.764                  6
         From 1/1/04 to 12/31/04                                           $0.764                $0.739                  6


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $1.000                $1.261                 16
         From 1/1/04 to 12/31/04                                           $1.261                $1.616                 30


WANGER SELECT
====================================================================================================================================
         From 1/30/04* to 12/31/04                                         $1.159                $1.393                  4


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.823                 .8
         From 1/1/03 to 12/31/03                                           $0.823                $1.159                 40
         From 1/1/04 to 12/31/04                                           $1.159                $1.349                 70



 * Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS
                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 6/27/03* to 12/31/03                                         $1.000                $1.136                 129
         From 1/1/04 to 12/31/04                                           $1.136                $1.347                 212


PHOENIX-AIM GROWTH
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.724                  2
         From 1/1/03 to 12/31/03                                           $0.724                $0.859                 208
         From 1/1/04 to 12/31/04                                           $0.859                $0.879                 222


PHOENIX-ALGER SMALL-CAP GROWTH
====================================================================================================================================
         From 6/25/03* to 12/31/03                                         $1.000                $1.508                 44
         From 1/1/04 to 12/31/04                                           $1.508                $1.513                 41


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 1/6/04* to 12/31/04                                          $1.000                $1.029                1,600


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $1.099                 70
         From 1/1/03 to 12/31/03                                           $1.099                $1.491                 113
         From 1/1/04 to 12/31/04                                           $1.491                $1.972                 182


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $1.000                $0.760                  1
         From 1/1/03 to 12/31/03                                           $0.760                $0.944                 115
         From 1/1/04 to 12/31/04                                           $0.944                $0.973                 147


PHOENIX-ENGEMANN GROWTH AND INCOME
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $1.000                $0.778                  9
         From 1/1/03 to 12/31/03                                           $0.778                $0.973                 186
         From 1/1/04 to 12/31/04                                           $0.973                $1.056                 593


PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================
         From 12/10/02* to 12/31/02                                        $1.000                $0.752                 17
         From 1/1/03 to 12/31/03                                           $0.752                $1.081                 167
         From 1/1/04 to 12/31/04                                           $1.081                $1.165                 184


PHOENIX-ENGEMANN STRATEGIC ALLOCATION
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $0.892                 93
         From 1/1/03 to 12/31/03                                           $0.892                $1.050                 365
         From 1/1/04 to 12/31/04                                           $1.050                $1.108                 379


PHOENIX-ENGEMANN VALUE EQUITY
====================================================================================================================================
         From 10/9/02* to 12/31/02                                         $1.000                $0.794                  9
         From 1/1/03 to 12/31/03                                           $0.794                $0.966                 116
         From 1/1/04 to 12/31/04                                           $0.966                $1.071                 309


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 6/13/02* to 12/31/02                                         $1.000                $0.996                 27
         From 1/1/03 to 12/31/03                                           $0.996                $0.985                 160
         From 1/1/04 to 12/31/04                                           $0.985                $0.975                 100


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $1.073                 119
         From 1/1/03 to 12/31/03                                           $1.073                $1.207                1,048
         From 1/1/04 to 12/31/04                                           $1.207                $1.266                 527



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 8/8/03* to 12/31/03                                          $1.000                $1.019                 653
         From 1/1/04 to 12/31/04                                           $1.019                $1.054                 303


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 10/9/02* to 12/31/02                                         $1.000                $0.959                  7
         From 1/1/03 to 12/31/03                                           $0.959                $1.121                 123
         From 1/1/04 to 12/31/04                                           $1.121                $1.159                 197


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/31/02* to 12/31/02                                        $1.000                $1.003                  4
         From 1/1/03 to 12/31/03                                           $1.003                $1.185                  9
         From 1/1/04 to 12/31/04                                           $1.185                $1.462                 22


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/31/02* to 12/31/02                                        $1.000                $0.951                  4
         From 1/1/03 to 12/31/03                                           $0.951                $1.212                 77
         From 1/1/04 to 12/31/04                                           $1.212                $1.379                 210


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.840                  5
         From 1/1/03 to 12/31/03                                           $0.840                $1.051                 145
         From 1/1/04 to 12/31/04                                           $1.051                $1.080                 165


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.634                  3
         From 1/1/03 to 12/31/03                                           $0.634                $0.926                 156
         From 1/1/04 to 12/31/04                                           $0.926                $1.001                 199


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/13/02* to 12/31/02                                         $1.000                $0.882                 21
         From 1/1/03 to 12/31/03                                           $0.882                $1.221                 168
         From 1/1/04 to 12/31/04                                           $1.221                $1.443                 908
         From 1/1/04 to 12/31/04


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $0.890                 64
         From 1/1/03 to 12/31/03                                           $0.890                $1.257                 224
         From 1/1/04 to 12/31/04                                           $1.257                $1.514                 345


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.670                 25
         From 1/1/03 to 12/31/03                                           $0.670                $0.848                 59
         From 1/1/04 to 12/31/04                                           $0.848                $0.889                 109


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 10/31/02* to 12/31/02                                        $1.000                $0.765                 38
         From 1/1/03 to 12/31/03                                           $0.765                $0.973                 161
         From 1/1/04 to 12/31/04                                           $0.973                $1.019                 254


AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
         From  12/3/04*to 12/31/04                                         $1.000                $1.016                 141


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $1.000                $0.880                 14
         From 1/1/04 to 12/31/04                                           $0.880                $0.914                 64



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/2/03* to 12/31/03                                          $1.000                $0.990                 13
         From 1/1/04 to 12/31/04                                           $0.900                $0.956                 57


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $1.061                1,429
         From 1/1/03 to 12/31/03                                           $1.061                $1.067                2,651
         From 1/1/04 to 12/31/04                                           $1.067                $1.086                2,834


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 6/13/02* to 12/31/02                                         $1.000                $0.982                 60
         From 1/1/03 to 12/31/03                                           $0.982                $1.179                1,709
         From 1/1/04 to 12/31/04                                           $1.179                $1.278                 314


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 6/13/02* to 12/31/02                                         $1.000                $0.897                 23
         From 1/1/03 to 12/31/03                                           $0.897                $1.130                 298
         From 1/1/04 to 12/31/04                                           $1.130                $1.280                2,380


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 1/28/03* to 12/31/03                                         $1.000                $1.010                 469
         From 1/1/04 to 12/31/04                                           $1.010                $1.062                 39


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.703                 48
         From 1/1/03 to 12/31/03                                           $0.703                $0.917                 318
         From 1/1/04 to 12/31/04                                           $0.917                $0.929                 439


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $0.877                 184
         From 1/1/03 to 12/31/03                                           $0.877                $1.078                 420
         From 1/1/04 to 12/31/04                                           $1.078                $1.193                 563


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $0.837                 47
         From 1/1/03 to 12/31/03                                           $0.837                $1.086                 200
         From 1/1/04 to 12/31/04                                           $1.086                $1.264                 306


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $0.823                 63
         From 1/1/03 to 12/31/03                                           $0.823                $1.067                 271
         From 1/1/04 to 12/31/04                                           $1.067                $1.216                 338


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $1.000                $1.048                 706
         From 1/1/04 to 12/31/04                                           $1.048                $0.920                1,164


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 10/23/03* to 12/31/03                                        $1.000                $1.211                  3
         From 1/1/04 to 12/31/04                                           $1.211                $1.363                 30


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 10/23/03* to 12/31/03                                        $1.000                $1.149                  6
         From 1/1/04 to 12/31/04                                           $1.149                $1.249                 50




 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 1/24/03* to 12/31/03                                         $1.000                $1.072                 97
         From 1/1/04 to 12/31/04                                           $1.072                $1.254                 108


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.781                 38
         From 1/1/03 to 12/31/03                                           $0.781                $0.983                 403
         From 1/1/04 to 12/31/04                                           $0.983                $1.067                 694


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.525                  6
         From 1/1/03 to 12/31/03                                           $0.525                $0.761                 132
         From 1/1/04 to 12/31/04                                           $0.761                $0.735                 80


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $1.000                $0.870                  1
         From 1/1/03 to 12/31/03                                           $0.870                $1.206                 13
         From 1/1/04 to 12/31/04                                           $1.206                $1.473                 42


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $1.000                $0.860                 67
         From 1/1/03 to 12/31/03                                           $0.860                $1.258                 103
         From 1/1/04 to 12/31/04                                           $1.258                $1.609                 176


WANGER SELECT
====================================================================================================================================
         From 1/28/03* to 12/31/03                                         $1.000                $1.183                 43
         From 1/1/04 to 12/31/04                                           $1.183                $1.386                 49


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.822                 66
         From 1/1/03 to 12/31/03                                           $0.822                $1.555                 219
         From 1/1/04 to 12/31/04                                           $1.555                $1.343                 305



 * Date subaccount began operations.

                                     PART B

                           PHOENIX INVESTOR'S EDGE(R)

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
Phoenix Life Insurance Company                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027

Hartford, Connecticut 06102                     Boston, Massachusetts 02266-8027





                                  July 7, 2005

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated July 7, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

Phoenix Life Insurance Company...........................................     2

Underwriter..............................................................     2


Performance History......................................................     2


Calculation of Yield and Return..........................................     9

Calculation of Annuity Payments .........................................    10

Experts .................................................................    11

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

       For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1


------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                    SUBACCOUNT                     INCEPTION DATE*    1 YEAR       5 YEAR      10 YEAR      INCEPTION
------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 5/1/1990        11.49%       -4.55%       5.84%         5.40%
------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                            12/20/1999       -4.81%      -11.17%                   -10.36%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002       -6.86%                                 17.22%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997        0.72%       -5.49%                     2.48%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995        25.17%       21.71%                    15.10%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               12/31/1982       -4.06%      -13.32%       3.12%         9.93%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series             3/2/1998         1.35%       -3.07%                     2.34%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000        0.58%                                 -9.19%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984       -1.61%        1.34%       7.48%         9.02%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                  3/2/1998         3.75%        1.64%                     5.58%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982       -8.10%        0.75%       2.05%         3.61%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     12/31/1982       -2.23%        6.87%       7.16%         7.67%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series   6/2/2003        -3.70%                                 -0.48%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002       -3.78%                                  4.35%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002       16.31%                                 15.50%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002        6.65%                                 12.60%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999       -4.36%       -1.75%                    -1.13%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series           8/15/2000        0.92%                                -19.01%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998        11.12%       15.41%                     6.86%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     11/20/2000       13.35%                                 16.15%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998        -2.34%       -6.29%                     3.27%
------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996       -3.60%      -11.21%                     4.69%
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001       -2.43%                                 -1.29%
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     12/1/2004                                              -5.59%
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001       -3.27%                                 -4.16%
------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000        -0.90%                                -11.47%
------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999       -5.40%        4.72%                     4.17%
------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999        1.34%        2.94%                     2.25%
------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           6/5/2000         6.14%                                  0.40%
------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000        -2.01%                                 -6.57%
------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000        -5.74%                                 -9.79%
------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                5/1/2000         3.47%                                  6.77%
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund            5/1/1997         9.27%       -0.87%                     3.97%
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund             5/1/2000         6.81%                                  3.98%
------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series             4/29/2005          N/A
------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                             4/15/2005          N/A
------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                          4/15/2005          N/A
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                              4/15/2005          N/A
------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                        6/2/2003       -18.56%                                 -8.89%
------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        6/2/2003         5.43%                                 18.17%
------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund             6/2/2003         1.59%                                 11.51%
------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                7/15/1999         9.80%       -6.53%                    -3.18%
------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001        1.47%                                  3.34%
------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999      -10.32%      -23.48%                   -22.23%
------------------------------------------------------------------------------------------------------------------------
Wanger International Select                           2/1/1999        14.99%       -0.35%                    10.29%
------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995        20.82%       -2.83%                    14.53%
------------------------------------------------------------------------------------------------------------------------
Wanger Select                                         2/1/1999        10.04%        9.54%                    13.25%
------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995         9.08%        5.72%                    14.42%
------------------------------------------------------------------------------------------------------------------------


   *The date that the subaccount was added to the Separate Account.


   The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2


--------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        INCEPTION       1 YEAR       5 YEAR    10 YEAR         SINCE
                                                        DATE*                                              INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990       11.31%       -4.69%      5.67%          5.24%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             12/20/1999      -4.97%      -11.31%                   -10.49%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002       -7.02%                                 17.04%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997        0.56%       -5.63%                     2.32%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995       24.97%       21.53%                    14.93%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/1982      -4.22%      -13.46%      2.97%          9.77%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              3/2/1998        1.19%       -3.21%                     2.19%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000        0.42%                                 -9.33%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984       -1.77%        1.18%      7.32%          8.86%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   3/2/1998        3.58%        1.48%                     5.42%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982       -8.24%        0.59%      1.89%          3.45%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/1982      -2.39%        6.71%      7.00%          7.51%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003       -3.86%                                 -0.65%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002       -3.94%                                  4.18%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002       16.12%                                 15.32%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002        6.47%                                 12.43%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/1999      -4.51%       -1.90%                    -1.28%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series            8/15/2000       0.76%                                -19.13%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998       10.94%       15.23%                     6.70%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/2000      13.17%                                 15.98%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/1998       -2.50%       -6.44%                     3.11%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996       -3.76%      -11.35%                     4.54%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001       -2.59%                                 -1.44%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     12/1/2004                                              -5.60%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001       -3.43%                                 -4.31%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              6/5/2000       -1.06%                                -11.61%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999       -5.55%        4.56%                     4.02%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999        1.17%        2.78%                     2.09%
--------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            6/5/2000        5.96%                                  0.25%
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     6/5/2000       -2.17%                                 -6.71%
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   6/5/2000       -5.90%                                 -9.93%
--------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                 5/1/2000        3.31%                                  6.61%
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund             5/1/1997        9.10%       -1.02%                     3.81%
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund              5/1/2000        6.64%                                  3.82%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series              4/19/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         6/2/2003      -18.68%                                 -9.03%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         6/2/2003        5.26%                                 17.98%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              6/2/2003        1.42%                                 11.33%
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/1999       9.62%       -6.67%                    -3.33%
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/2001       1.30%                                  3.18%
--------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/1999     -10.46%      -23.60%                   -22.35%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999       14.80%       -0.51%                    10.12%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995       20.63%       -2.97%                    14.36%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999        9.86%        9.37%                    13.08%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995        8.90%        5.56%                    14.24%
--------------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.


   The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3


--------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                    SUBACCOUNT                        INCEPTION*        1YR          5YR         10YR      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990       11.13%        -4.84%       5.52%          5.08%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             12/20/1999      -5.12%       -11.44%                    -10.63%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002       -7.17%                                   16.85%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997        0.40%        -5.78%                      2.17%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995       24.77%        21.34%                     14.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/1982      -4.38%       -13.59%       2.81%          9.60%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              3/2/1998        1.02%        -3.36%                      2.03%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000        0.26%                                   -9.47%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984       -1.94%         1.03%       7.16%          8.69%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   3/2/1998        3.41%         1.33%                      5.26%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982       -8.38%         0.44%       1.74%          3.30%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/1982      -2.55%         6.55%       6.84%          7.35%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003       -4.02%                                   -0.81%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002       -4.10%                                    4.01%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002       15.94%                                   15.13%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002        6.30%                                   12.25%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/20/1999      -4.67%        -2.05%                     -1.43%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series            8/15/2000       0.59%                                  -19.25%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998       10.76%        15.06%                      6.54%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/2000      12.98%                                   15.80%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/1998       -2.66%        -6.58%                      2.96%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996       -3.92%       -11.48%                      4.38%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001       -2.75%                                   -1.59%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     12/1/2004                                                -5.61%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001       -3.59%                                   -4.45%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              6/5/2000       -1.22%                                  -11.74%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999       -5.71%         4.40%                      3.86%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999        1.01%         2.63%                      1.94%
--------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            6/5/2000        5.79%                                    0.10%
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     6/5/2000       -2.33%                                   -6.85%
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   6/5/2000       -6.05%                                  -10.07%
--------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                 5/1/2000        3.14%                                    6.45%
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund             5/1/1997        8.92%        -1.17%                      3.66%
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund              5/1/2000        6.46%                                    3.66%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series              4/29/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         6/2/2003       -18.81%                                  -9.17%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         6/2/2003        5.09%                                   17.79%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              6/2/2003        1.26%                                   11.15%
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999        9.45%        -6.82%                     -3.48%
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/29/2001       1.14%                                    3.02%
--------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  12/20/1999     -10.60%       -23.72%                    -22.47%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999       14.61%        -0.66%                      9.96%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995       20.43%        -3.12%                     14.18%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999        9.68%         9.20%                     12.91%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995        8.73%         5.40%                     14.07%
--------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1


------------------------------------------------------------------------------------------------------------------------------------

                   SUBACCOUNT                      1995    1996    1997    1998     1999     2000     2001     2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              7.81%  16.71%  10.22%  25.85%   27.40%  -17.19%  -25.30%  -16.21%  29.69%  18.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.62%  -25.11%  -30.02%  18.83%   2.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                 50.86%   0.44%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          29.53%   16.89%  -12.92%  -13.36%  -24.94%  24.15%   8.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       30.93%  20.07% -22.50%    3.07%   28.66%    4.86%   10.23%  35.99%  32.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            28.76%  10.74%  19.11%  27.89%   27.57%  -19.13%  -35.67%  -26.05%  24.40%   3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.10%   -8.14%   -9.68%  -23.79%  25.36%   8.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                            -27.94%  -29.98%  44.01%   7.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series      16.31%   7.26%  18.77%  18.82%    9.45%   -1.06%    0.19%  -13.04%  17.90%   5.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               22.30%   30.03%  -19.32%  -23.22%  21.83%  11.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                3.98%   3.30%   3.47%   3.38%    3.11%    4.31%    2.11%   -0.25%  -0.98%  -0.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  21.53%  10.57%   9.28%  -5.72%    3.73%    4.74%    4.34%    8.19%  12.69%   5.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                            3.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                 17.13%   3.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                          18.30%  23.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                     27.67%  13.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -7.10%   -7.53%  -16.90%  25.30%   2.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                         -34.17%  -38.61%  46.40%   8.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.76%   15.00%   20.96%  -10.06%  38.65%  18.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                     13.85%  -10.05%  41.49%  20.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               43.27%   11.89%  -26.36%  -33.62%  26.71%   4.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             15.27%  42.34%   52.48%  -12.92%  -28.57%  -36.05%  35.00%   3.70%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                33.47%  15.64%  11.65%  17.35%   42.25%  -12.36%  -24.55%  -25.61%  27.38%   4.87%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                            -12.56%  25.23%  11.95%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      34.03%  13.13%  21.67%  30.24%   27.77%  -16.04%  -14.00%  -31.41%  23.02%   4.03%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 10.19%  17.72%  55.25%   75.15%  -26.07%  -17.33%  -35.00%  32.51%   6.40%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   6.99%   2.48%   6.80%   5.90%   -2.22%    9.17%    5.27%    7.25%   0.68%   1.90%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                18.42%  12.43%  11.97%   1.02%    0.64%  -10.51%   -0.30%   -0.28%  20.20%   8.64%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                               27.81%   22.12%   -8.24%  -13.81%  -10.92%  26.24%  13.44%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                        22.47%    2.48%  -18.54%  -15.86%  -23.21%  27.52%   5.29%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                      37.10%   35.04%  -12.52%  -19.08%  -31.35%  30.59%   1.56%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            15.52%  -1.82%   11.72%   11.40%    5.28%  -13.27%  23.08%  10.77%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund        13.60%  21.72%  11.80%   7.26%   21.24%   -3.96%  -17.39%  -19.91%  30.03%  16.57%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund         10.60%  18.98%  11.37%   6.93%   18.86%   -0.18%   -2.93%  -19.84%  29.96%  14.11%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                  -4.80%    3.41%   19.07%   16.68%  -19.02%  34.98%  13.00%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                       6.16%  16.07%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       27.70%  17.42%  22.62%  11.04%   14.83%   13.89%   -8.25%  -19.38%  28.87%  10.80%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     49.96%    6.27%  -11.26%  22.71%  22.01%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                               -12.14%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            27.94%   21.25%  -21.60%  -24.84%  -36.78%  36.91%  12.73%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                             27.76%   8.89%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                     19.62%   25.55%  -18.02%  -25.93%  -22.89%  31.16%  17.10%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                         26.61%   18.42%  -10.72%  -13.65%  -23.60%  26.04%   8.77%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.84%  -49.71%  -49.81%  45.34%  -3.27%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -3.18%  -27.83%  -16.69%  38.91%  22.29%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            29.87%  -3.08%  14.44%  122.82%  -29.04%  -22.57%  -15.25%  46.41%  28.12%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                7.67%    7.29%   -9.14%  28.57%  17.34%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             44.22%  27.32%   6.92%   23.04%   -9.67%    9.55%  -18.18%  40.86%  16.38%
------------------------------------------------------------------------------------------------------------------------------------


    Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2



------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                      1995    1996    1997    1998     1999     2000     2001     2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             7.65%  16.54%   10.05%  25.66%  27.21%  -17.32%  -25.42%  -16.34%  29.49%  18.61%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                                 -12.76%  -25.22%  -30.12%  18.65%   2.33%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                                50.63%   0.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series                          29.34%  16.71%  -13.05%  -13.49%  -25.06%  23.96%   7.86%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series      30.74%  19.89%  -22.62%   2.91%   28.47%    4.70%   10.07%  35.78%  32.27%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series           28.57%  10.57%  18.93%   27.70%  27.38%  -19.25%  -35.77%  -26.17%  24.21%   3.08%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                                         14.93%   -8.27%   -9.82%  -23.91%  25.17%   8.49%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                           -28.05%  -30.09%  43.79%   7.72%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series     16.14%   7.10%  18.59%   18.64%   9.28%   -1.20%    0.04%  -13.17%  17.72%   5.53%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                                              22.12%   29.84%  -19.44%  -23.34%  21.65%  10.88%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series               3.82%   3.15%   3.31%    3.22%   2.96%    4.15%    1.95%   -0.40%  -1.13%  -1.02%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series 21.35%  10.41%   9.11%   -5.86%   3.58%    4.59%    4.18%    8.02%  12.51%   4.91%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                           3.44%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                                16.95%   3.36%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                         18.12%  23.42%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series                                                                    27.48%  13.77%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                             -7.24%   -7.67%  -17.02%  25.11%   2.79%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -34.27%  -38.70%  46.17%   8.06%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                   -11.89%   14.83%   20.78%  -10.20%  38.44%  18.24%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series                                                    13.68%  -10.18%  41.28%  20.47%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                              43.06%   11.73%  -26.48%  -33.72%  26.52%   4.80%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                            15.10%   42.13%  52.25%  -13.05%  -28.68%  -36.15%  34.79%   3.54%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund               33.27%  15.47%  11.48%   17.18%  42.04%  -12.50%  -24.66%  -25.72%  27.19%   4.71%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                                           -12.69%  25.05%  11.78%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                     33.83%  12.95%  21.48%   30.05%  27.58%  -16.17%  -14.13%  -31.52%  22.83%   3.87%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                10.02%  17.54%   55.02%  74.89%  -26.18%  -17.45%  -35.10%  32.30%   6.24%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II  6.83%   2.33%   6.64%    5.74%  -2.37%    9.01%    5.11%    7.09%   0.52%   1.75%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II               18.24%  12.26%  11.80%    0.87%   0.49%  -10.65%   -0.45%   -0.44%  20.02%   8.47%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                               27.62%  21.93%   -8.38%  -13.94%  -11.06%  26.04%  13.26%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                        22.29%   2.32%  -18.66%  -15.99%  -23.32%  27.33%   5.13%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                      36.90%  34.84%  -12.65%  -19.21%  -31.46%  30.39%   1.40%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                           15.35%   -1.97%  11.55%   11.23%    5.12%  -13.40%  22.90%  10.61%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund       13.43%  21.54%  11.64%    7.10%  21.05%   -4.11%  -17.51%  -20.03%  29.84%  16.40%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund        10.44%  18.80%  11.20%    6.77%  18.68%   -0.33%   -3.08%  -19.96%  29.76%  13.94%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                                  -4.94%   3.25%   18.90%   16.50%  -19.15%  34.78%  12.83%
------------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                                                                      6.00%  15.90%   5.96%
------------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                      27.51%  17.25%  22.44%   10.87%  14.66%   13.72%   -8.39%  -19.50%  28.68%  10.64%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                                                    49.73%    6.11%  -11.39%  22.53%  21.82%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                              -12.27%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                            27.75%  21.07%  -21.72%  -24.95%  -36.87%  36.70%  12.56%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                            27.57%   8.72%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                     19.44%  25.36%  -18.14%  -26.04%  -23.01%  30.96%  16.92%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                         26.42%  18.24%  -10.85%  -13.78% -23.72%  25.85%    8.60%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                      -24.96%  -49.78%  -49.89%  45.12%  -3.41%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                                -3.33%  -27.94%  -16.82%  38.70%  22.10%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                           29.67%  -3.22%   14.26% 122.49%  -29.14%  -22.69%  -15.38%  46.19%  27.93%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                               7.51%    7.13%   -9.28%  28.38%  17.16%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                            44.01%  27.13%    6.75%  22.85%   -9.80%    9.38%  -18.31%  40.65%  16.20%
------------------------------------------------------------------------------------------------------------------------------------



    Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3



------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                      1995    1996    1997    1998     1999     2000     2001     2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             7.48%  16.36%   9.89%   25.47%  27.02%  -17.44%  -25.53%  -16.47%  29.30%  18.43%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                                 -12.89%  -25.33%  -30.23%  18.47%   2.18%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                                50.40%   0.13%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series                          29.14%  16.54%  -13.18%  -13.62%  -25.17%  23.77%   7.70%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series      30.54%  19.71%  -22.73%   2.76%   28.28%    4.55%    9.90%  35.58%  32.07%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series           28.38%  10.40%  18.76%   27.51%  27.18%  -19.37%  -35.86%  -26.28%  24.02%   2.92%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                                         14.76%   -8.41%   -9.96%  -24.03%  24.98%   8.32%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                           -28.16%  -30.20%  43.57%   7.56%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series     15.97%   6.94%  18.42%   18.47%   9.12%   -1.35%   -0.11%  -13.30%  17.54%   5.36%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                                              21.94%   29.65%  -19.56%  -23.46%  21.46%  10.71%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series               3.67%   2.99%   3.16%    3.07%   2.80%    4.00%    1.80%   -0.56%  -1.28%  -1.17%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series 21.17%  10.24%   8.95%   -6.00%   3.42%    4.43%    4.02%    7.86%  12.34%   4.75%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                           3.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                                16.78%   3.20%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                         17.94%  23.24%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series                                                                    27.29%  13.60%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                             -7.38%   -7.81%  -17.15%  24.92%   2.63%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -34.37%  -38.80%  45.95%   7.89%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                   -12.02%   14.66%   20.60%  -10.33%  38.23%  18.06%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series                                                    13.51%  -10.32%  41.06%  20.28%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                              42.84%   11.56%  -26.59%  -33.82%  26.32%   4.64%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                            14.92%   41.92%  52.02%  -13.18%  -28.78%  -36.25%  34.59%   3.38%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund               33.07%  15.29%  11.31%   17.00%  41.82%  -12.63%  -24.78%  -25.83%  27.00%   4.55%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                                           -12.82%  24.86%  11.61%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                     33.63%  12.78%  21.30%   29.85%  27.39%  -16.29%  -14.26%  -31.62%  22.64%   3.71%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                 9.86%  17.37%   54.79%  74.63%  -26.29%  -17.57%  -35.20%  32.10%   6.08%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II  6.67%   2.17%   6.48%    5.58%  -2.51%    8.85%    4.95%    6.92%   0.37%   1.59%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II               18.06%  12.09%  11.63%    0.72%   0.34%  -10.78%   -0.60%   -0.59%  19.84%   8.31%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                               27.43%  21.75%   -8.51%  -14.07%  -11.19%  25.85%  13.09%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                        22.10%   2.17%  -18.78%  -16.11%  -23.44%  27.14%   4.97%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                      36.69%  34.64%  -12.78%  -19.33%  -31.56%  30.20%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                           15.17%   -2.12%  11.39%   11.07%    4.96%  -13.53%  22.71%  10.44%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund       13.26%  21.36%  11.47%    6.94%  20.87%   -4.25%  -17.64%  -20.15%  29.64%  16.22%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund        10.28%  18.63%  11.03%    6.60%  18.50%   -0.48%   -3.22%  -20.08%  29.56%  13.76%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                                  -5.09%   3.10%   18.72%   16.33%  -19.27%  34.57%  12.66%
------------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                                                                     5.84%  15.73%    5.80%
------------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                      27.32%  17.07%  22.25%   10.71%  14.48%   13.55%   -8.53%  -19.62%  28.48%  10.47%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                                                    49.51%    5.95%  -11.53%  22.35%  21.64%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                              -12.41%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                            27.56%  20.88%  -21.84%  -25.07%  -36.97%  36.49%  12.39%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                            27.38%   8.56%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                     19.26%  25.17%  -18.26%  -26.15%  -23.13%  30.76%  16.75%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                         26.23%  18.06%  -10.98%  -13.91%  -23.83%  25.66%   8.44%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                      -25.07%  -49.86%  -49.97%  44.90%  -3.56%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                                -3.47%  -28.05%  -16.95%  38.48%  21.91%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                           29.47%  -3.37%   14.09% 122.16%  -29.25%  -22.81%  -15.51%  45.97%  27.73%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                               7.35%    6.97%   -9.42%  28.18%  16.98%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                            43.79%  26.94%    6.59%  22.67%   -9.94%    9.22%  -18.43%  40.43%  16.03%
------------------------------------------------------------------------------------------------------------------------------------



    Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.225% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:


CONTRACTS WITH DEATH BENEFIT OPTION 1:
Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period: 1.000000 Value of the same account (excluding capital
  changes) at the end of the 7-day period:.........    0.999968
Calculation:
  Ending account value.............................    0.999968
  Less beginning account value.....................    1.000000
  Net change in account value......................   -0.000032
Base period return:
  (net change/beginning account value).............   -0.000032
Current yield = return x (365/7) =.................      -0.17%
Effective yield = [(1 + return)(365/7)] -1 =.......      -0.17%

CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period: 1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:........    0.999939
Calculation:
   Ending account value............................    0.999939
   Less beginning account value....................    1.000000
   Net change in account value.....................   -0.000061
Base period return:
   (net change/beginning account value)............   -0.000061
Current yield = return x (365/7) =.................      -0.32%
Effective yield = [(1 + return)(365/7)] -1 =.......      -0.32%

CONTRACTS WITH DEATH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period: 1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:........    0.999910
Calculation:
   Ending account value............................    0.999910
   Less beginning account value....................    1.000000
   Net change in account value.....................   -0.000090
Base period return:
   (net change/beginning account value)............   -0.000090
Current yield = return x (365/7) =.................      -0.47%
Effective yield = [(1 + return)(365/7)] -1 =.......      -0.47%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) we assume a hypothetical $1,000 initial investment in the subaccount;

(2) we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (DJIA)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results posted in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)) and Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                           Phoenix Investor's Edge(R)

                                                 V a r i a b l e   A n n u i t y





              P H O E N I X   L I F E  V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004


                                                          DEATH BENEFIT OPTION 1













                                 [LOGO] PHOENIX

                VA0445AR21 (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004



                                                             PHOENIX-                           PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM        SMALL-CAP           BERNSTEIN
                                                           INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        30,217    $        63,507    $        15,383     $       177,946
                                                        =================  =================  =================   =================
     Investment at market                                $        34,576    $        70,127    $        16,837     $       196,648
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             34,576             70,127             16,837             196,648
LIABILITIES
     Accrued expenses                                                 46                 96                 23                 272
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        34,530    $        70,031    $        16,814     $       196,376
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    25,513             79,350             11,075             189,992
                                                        =================  =================  =================   =================
Unit value                                               $      1.353398    $      0.882552    $      1.518214     $      1.033600
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-           ENGEMANN            PHOENIX-
                                                           PHELPS REAL          ENGEMANN          GROWTH AND        ENGEMANN SMALL-
                                                        ESTATE SECURITIES   CAPITAL GROWTH          INCOME            CAP GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       155,205    $        32,900    $       225,248     $        11,149
                                                        =================  =================  =================   =================
     Investment at market                                $       189,390    $        35,056    $       248,535     $        12,836
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            189,390             35,056            248,535              12,836
LIABILITIES
     Accrued expenses                                                261                 49                342                  17
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       189,129    $        35,007    $       248,193     $        12,819
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    95,477             35,827            233,989              10,957
                                                        =================  =================  =================   =================
Unit value                                               $      1.980898    $      0.977104    $      1.060703     $      1.169951
                                                        =================  =================  =================   =================

                                                             PHOENIX-                                                   PHOENIX-
                                                             ENGEMANN            PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION           EQUITY             MARKET              INCOME
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        58,930    $       162,403    $        66,868     $       241,002
                                                        =================  =================  =================   =================
     Investment at market                                $        60,138    $       181,441    $        66,868     $       245,959
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             60,138            181,441             66,868             245,959
LIABILITIES
     Accrued expenses                                                 83                250                 93                 342
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        60,055    $       181,191    $        66,775     $       245,617
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    53,946            168,352             68,194             193,095
                                                        =================  =================  =================   =================
Unit value                                               $      1.113245    $      1.076269    $      0.979190     $      1.272003
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)



                                                            PHOENIX-
                                                         GOODWIN MULTI-                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS    QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       331,371    $        57,624    $        46,212     $        91,636
                                                        =================  =================  =================   =================
     Investment at market                                $       337,887    $        60,481    $        60,101     $       105,407
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            337,887             60,481             60,101             105,407
LIABILITIES
     Accrued expenses                                                469                 83                 81                 144
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       337,418    $        60,398    $        60,020     $       105,263
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   319,404             51,924             40,898              76,034
                                                        =================  =================  =================   =================
Unit value                                               $      1.056399    $      1.163203    $      1.467526     $      1.384427
                                                        =================  =================  =================   =================

                                                                             PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         1,872    $       124,146    $       192,499     $        85,571
                                                        =================  =================  =================   =================
     Investment at market                                $         2,051    $       128,004    $       217,403     $       106,375
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              2,051            128,004            217,403             106,375
LIABILITIES
     Accrued expenses                                                  3                178                298                 148
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         2,048    $       127,826    $       217,105     $       106,227
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     1,370             97,936            155,148              71,447
                                                        =================  =================  =================   =================
Unit value                                               $      1.494947    $      1.305204    $      1.399337     $      1.486789
                                                        =================  =================  =================   =================

                                                                               PHOENIX-        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-        NORTHERN NASDAQ-   BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30     100 INDEX(R)        CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        99,425    $        56,434    $       133,134     $        97,908
                                                        =================  =================  =================   =================
     Investment at market                                $       113,432    $        74,596    $       154,346     $       107,691
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            113,432             74,596            154,346             107,691
LIABILITIES
     Accrued expenses                                                156                103                212                 147
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       113,276    $        74,493    $       154,134     $       107,544
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   104,393             74,115            106,329              70,710
                                                        =================  =================  =================   =================
Unit value                                               $      1.085089    $      1.005105    $      1.449589     $      1.520916
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)




                                                         PHOENIX-SENECA    AIM V.I. CAPITAL    AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                         MID-CAP GROWTH      APPRECIATION        CORE EQUITY           EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         8,030    $        37,941    $        90,507     $           184
                                                        =================  =================  =================   =================
     Investment at market                                $         9,172    $        41,536    $        88,327     $           192
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              9,172             41,536             88,327                 192
LIABILITIES
     Accrued expenses                                                 13                 57                109                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         9,159    $        41,479    $        88,218     $           192
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    10,259             40,525             86,817                 208
                                                        =================  =================  =================   =================
Unit value                                               $      0.892845    $      1.023507    $      1.016140     $      0.917950
                                                        =================  =================  =================   =================

                                                                            FEDERATED FUND    FEDERATED HIGH
                                                         ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                           LEVERAGED          GOVERNMENT         FUND II --
                                                             ALLCAP          SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        47,976    $       656,650    $       165,003     $       323,582
                                                        =================  =================  =================   =================
     Investment at market                                $        52,233    $       649,976    $       185,828     $       374,796
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             52,233            649,976            185,828             374,796
LIABILITIES
     Accrued expenses                                                 71                905                259                 514
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        52,162    $       649,071    $       185,569     $       374,282
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    54,334            595,258            144,516             291,084
                                                        =================  =================  =================   =================
Unit value                                               $      0.960026    $      1.090402    $      1.284071     $      1.285821
                                                        =================  =================  =================   =================

                                                                                                 TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES        FOREIGN             GROWTH
                                                           VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       138,015    $       191,936    $       103,806     $        51,739
                                                        =================  =================  =================   =================
     Investment at market                                $       167,914    $       235,321    $       132,753     $        59,708
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            167,914            235,321            132,753              59,708
LIABILITIES
     Accrued expenses                                                231                322                181                  81
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       167,683    $       234,999    $       132,572     $        59,627
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   179,616            196,168            104,392              48,809
                                                        =================  =================  =================   =================
Unit value                                               $      0.933556    $      1.197951    $      1.269940     $      1.221616
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)



                                                                                                SCUDDER VIT
                                                         RYDEX VARIABLE     RYDEX VARIABLE     EAFE(R) EQUITY        SCUDDER VIT
                                                           TRUST JUNO         TRUST NOVA           INDEX           EQUITY 500 INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       702,481    $        19,756    $        47,558     $       242,705
                                                        =================  =================  =================   =================
     Investment at market                                $       634,757    $        22,153    $        61,208     $       295,231
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            634,757             22,153             61,208             295,231
LIABILITIES
     Accrued expenses                                                887                 30                 83                 406
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       633,870    $        22,123    $        61,125     $       294,825
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   687,653             16,187             48,529             274,967
                                                        =================  =================  =================   =================
Unit value                                               $      0.921787    $      1.366731    $      1.259571     $      1.072219
                                                        =================  =================  =================   =================

                                                                                WANGER                               WANGER U.S.
                                                                             INTERNATIONAL                            SMALLER
                                                           TECHNOLOGY         SMALL CAP        WANGER SELECT         COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         3,859    $        36,318    $         5,200     $        78,207
                                                        =================  =================  =================   =================
     Investment at market                                $         4,696    $        49,162    $         5,957     $        95,142
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              4,696             49,162              5,957              95,142
LIABILITIES
     Accrued expenses                                                  7                 66                  8                 130
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         4,689    $        49,096    $         5,949     $        95,012
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     6,348             30,378              4,272              70,448
                                                        =================  =================  =================   =================
Unit value                                               $      0.738694    $      1.616164    $      1.392670     $      1.348677
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           651     $           66    $             -     $         2,543
Expenses
     Mortality and expense fees                                      225                885                257               2,336
     Indexing (gain) loss                                              8                 15                  5                  46
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         418               (834)              (262)                161
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      49                (13)                18                 260
Net realized gain distribution from Fund                               -                  -                241                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,359              2,487                210              13,297
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      4,408              2,474                469              13,557
Net increase (decrease) in net assets resulting from
     operations                                          $         4,826     $        1,640    $           207     $        13,718
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            PHOENIX-
                                                          PHELPS REAL          ENGEMANN          GROWTH AND        ENGEMANN SMALL-
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME            CAP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         3,580    $           288    $         2,326     $             -
Expenses
     Mortality and expense fees                                    2,277                350              2,331                 148
     Indexing (gain) loss                                             97                  6                 45                   4
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,206                (68)               (50)               (152)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     986               (476)                24                   5
Net realized gain distribution from Fund                          15,090                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                26,904              1,669             17,761                 993
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     42,980              1,193             17,785                 998
Net increase (decrease) in net assets resulting from
     operations                                          $        44,186    $         1,125    $        17,735     $           846
                                                        =================  =================  =================   =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                           STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION           EQUITY             MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,500    $         1,041    $           509     $        12,282
Expenses
     Mortality and expense fees                                      874              1,250              1,059               3,259
     Indexing (gain) loss                                             13                 28                  9                  46
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         613               (237)              (559)              8,977
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       5                 20                  -              (1,170)
Net realized gain distribution from Fund                           1,515                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   (17)            16,932                  -               2,822
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,503             16,952                  -               1,652
Net increase (decrease) in net assets resulting from
     operations                                          $         2,116    $        16,715    $          (559)    $        10,629
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        13,828    $           820    $           415     $         1,111
Expenses
     Mortality and expense fees                                    5,597                760                801               1,265
     Indexing (gain) loss                                             59                 12                 22                  30
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       8,172                 48               (408)               (184)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,575               (139)                 2                (379)
Net realized gain distribution from Fund                               -                  -                592                 577
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,752              1,501             10,574              11,402
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      5,327              1,362             11,168              11,600
Net increase (decrease) in net assets resulting from
     operations                                          $        13,499    $         1,410    $        10,760     $        11,416
                                                        =================  =================  =================   =================

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         6,065    $         1,568     $           456
Expenses
     Mortality and expense fees                                       30              1,840              2,759               1,506
     Indexing (gain) loss                                              1                 24                 60                  42
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (31)             4,201             (1,251)             (1,092)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                 11                157                 408
Net realized gain distribution from Fund                             166              1,666                877                 619
Net change in unrealized appreciation (depreciation)
     on investment                                                    69              1,856             19,926              17,878
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        237              3,533             20,960              18,905
Net increase (decrease) in net assets resulting from
     operations                                          $           206    $         7,734    $        19,709     $        17,813
                                                        =================  =================  =================   =================

                                                                               PHOENIX-        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-       NORTHERN NASDAQ-    BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30     100 INDEX(R)        CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,766    $           414    $           239     $             -
Expenses
     Mortality and expense fees                                    1,681              1,052              1,827               1,440
     Indexing (gain) loss                                             26                 24                 50                  40
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          59               (662)            (1,638)             (1,480)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      80                144               (114)              1,973
Net realized gain distribution from Fund                               -                  -             10,682               9,034
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,205              6,546             13,016               7,549
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,285              6,690             23,584              18,556
Net increase (decrease) in net assets resulting from
     operations                                          $         3,344    $         6,028    $        21,946     $        17,076
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                         PHOENIX-SENECA    AIM V.I. CAPITAL    AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                         MID-CAP GROWTH      APPRECIATION        CORE EQUITY           EQUITY
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $           127     $             1
Expenses
     Mortality and expense fees                                      138                539                109                   -
     Indexing (gain) loss                                              3                 10                  2                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (141)              (549)                16                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      36                  5                  -                   -
Net realized gain distribution from Fund                               -                  -              3,761                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   605              2,323             (2,180)                  8
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        641              2,328              1,581                   8
Net increase (decrease) in net assets resulting from
     operations                                          $           500    $         1,779    $         1,597     $             9
                                                        =================  =================  =================   =================

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                         ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                           LEVERAGED          GOVERNMENT         FUND II --
                                                             ALLCAP          SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $        26,855    $        22,787     $           371
Expenses
     Mortality and expense fees                                      588             10,364              3,428               4,085
     Indexing (gain) loss                                             14                111                 37                  97
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (602)            16,380             19,322              (3,811)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      21              1,202             (7,847)                 32
Net realized gain distribution from Fund                               -              3,136                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,157             (9,098)               439              38,358
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,178             (4,760)            (7,408)             38,390
Net increase (decrease) in net assets resulting from
     operations                                          $         2,576    $        11,620    $        11,914     $        34,579
                                                        =================  =================  =================   =================

                                                                                                                     TEMPLETON
                                                           VIP GROWTH                          MUTUAL SHARES          FOREIGN
                                                          OPPORTUNITIES       VIP GROWTH         SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           130    $           230    $         1,593     $         1,216
Expenses
     Mortality and expense fees                                      235              2,539              3,338               1,881
     Indexing (gain) loss                                             (6)                44                 66                  51
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (99)            (2,353)            (1,811)               (716)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   9,695                 20                 23                (424)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                (8,489)             4,666             23,405              17,961
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,206              4,686             23,428              17,537
Net increase (decrease) in net assets resulting from
     operations                                          $         1,107    $         2,333    $        21,617     $        16,821
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                           TEMPLETON                                                 SCUDDER VIT
                                                             GROWTH         RYDEX VARIABLE     RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES         TRUST JUNO         TRUST NOVA            INDEX
                                                           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           513    $             -    $            10     $         1,245
Expenses
     Mortality and expense fees                                      682              9,606                326                 873
     Indexing (gain) loss                                             17                 52                  7                  24
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (186)            (9,658)              (323)                348
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      12                292                 49                  63
Net realized gain distribution from Fund                               -              6,514                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 6,537            (65,902)             2,397               8,486
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      6,549            (59,096)             2,446               8,549
Net increase (decrease) in net assets resulting from
     operations                                          $         6,363    $       (68,754)   $         2,123     $         8,897
                                                        =================  =================  =================   =================

                                                                                                  WANGER
                                                           SCUDDER VIT                         INTERNATIONAL
                                                        EQUITY 500 INDEX      TECHNOLOGY         SMALL CAP         WANGER SELECT
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,798    $             -    $           220     $             -
Expenses
     Mortality and expense fees                                    4,130                 67                635                  70
     Indexing (gain) loss                                             80                  1                 20                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,412)               (68)              (435)                (72)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     744                 54                158                  15
Net realized gain distribution from Fund                               -                  -                  -                   4
Net change in unrealized appreciation (depreciation)
     on investment                                                23,578                 40             10,006                 757
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     24,322                 94             10,164                 776
Net increase (decrease) in net assets resulting from
     operations                                          $        22,910    $            26    $         9,729     $           704
                                                        =================  =================  =================   =================





                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                           WANGER U.S.
                                                            SMALLER
                                                           COMPANIES
                                                           SUBACCOUNT
                                                        -----------------
Investment income
     Distributions                                       $             -
Expenses
     Mortality and expense fees                                    1,225
     Indexing (gain) loss                                             33
                                                        -----------------
Net investment income (loss)                                      (1,258)
                                                        -----------------
Net realized gain (loss) from share transactions                     190
Net realized gain distribution from Fund                               -
Net change in unrealized appreciation (depreciation)
     on investment                                                13,416
                                                        -----------------
Net gain (loss) on investment                                     13,606
Net increase (decrease) in net assets resulting from
     operations                                          $        12,348
                                                        =================









Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 6, 2004 to December 31, 2004.
(2) From inception date January 30, 2004 to December 31, 2004.
(3) From inception date October 21, 2004 to December 31, 2004.
(4) From inception date December 3, 2004 to December 31, 2004.


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           418    $          (834)   $          (262)    $           161
         Net realized gain (loss)                                     49                (13)               259                 260
         Net change in unrealized appreciation
            (depreciation) on investment                           4,359              2,487                210              13,297
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        4,826              1,640                207              13,718
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              4,621                  -                   -
         Participant transfers                                    23,006 (e)         42,594              1,136             122,572
         Participant withdrawals                                      (9)               (16)                (3)               (933)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         22,997             47,199              1,133             121,639
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           27,823             48,839              1,340             135,357
NET ASSETS
     Beginning of period                                           6,707             21,192             15,474              61,019
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        34,530    $        70,031    $        16,814     $       196,376
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            PHOENIX-
                                                          PHELPS REAL          ENGEMANN          GROWTH AND        ENGEMANN SMALL-
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME            CAP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         1,206    $           (68)   $           (50)    $          (152)
         Net realized gain (loss)                                 16,076               (476)                24                   5
         Net change in unrealized appreciation
            (depreciation) on investment                          26,904              1,669             17,761                 993
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       44,186              1,125             17,735                 846
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     19,610              3,406             20,701               2,270
         Participant transfers                                    51,546             13,257 (C)        144,776 (b)           5,540
         Participant withdrawals                                    (830)               (22)              (503)                 (7)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         70,326             16,641            164,974               7,803
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          114,512             17,766            182,709               8,649
NET ASSETS
     Beginning of period                                          74,617             17,241             65,484               4,170
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       189,129    $        35,007    $       248,193     $        12,819
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                           STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION           EQUITY             MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           613    $          (237)   $          (559)     $       8,977
         Net realized gain (loss)                                  1,520                 20                  -             (1,170)
         Net change in unrealized appreciation
            (depreciation) on investment                             (17)            16,932                  -              2,822
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,116             16,715               (559)            10,629
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     26,963             22,778              6,498             27,350
         Participant transfers                                    13,246            111,755 (d)         (2,471)           139,026(a)
         Participant withdrawals                                  (1,096)                (7)              (965)              (683)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         39,113            134,526              3,062            165,693
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           41,229            151,241              2,503            176,322
NET ASSETS
     Beginning of period                                          18,826             29,950             64,272             69,295
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         60,055    $       181,191    $        66,775     $      245,617
                                                        =================  =================  =================   =================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         8,172    $            48    $          (408)    $          (184)
         Net realized gain (loss)                                  1,575               (139)               594                 198
         Net change in unrealized appreciation
            (depreciation) on investment                           3,752              1,501             10,574              11,402
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       13,499              1,410             10,760              11,416
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     11,956              9,270              3,160              20,871
         Participant transfers                                    44,776             14,896             13,705              47,443
         Participant withdrawals                                  (1,012)                (7)               (18)                (52)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         55,720             24,159             16,847              68,262
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           69,219             25,569             27,607              79,678
NET ASSETS
     Beginning of period                                         268,199             34,829             32,413              25,585
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       337,418    $        60,398    $        60,020     $       105,263
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           (31)   $         4,201    $        (1,251)    $        (1,092)
         Net realized gain (loss)                                    168              1,677              1,034               1,027
         Net change in unrealized appreciation
            (depreciation) on investment                              69              1,856             19,926              17,878
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          206              7,734             19,709              17,813
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -             11,414              2,921              24,971
         Participant transfers                                       878             38,193            130,855              15,843
         Participant withdrawals                                    (196)               (93)              (404)               (410)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                            682             49,514            133,372              40,404
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              888             57,248            153,081              58,217
NET ASSETS
     Beginning of period                                           1,160             70,578             64,024              48,010
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         2,048    $       127,826    $       217,105     $       106,227
                                                        =================  =================  =================   =================

                                                                               PHOENIX-        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-       NORTHERN NASDAQ-    BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30     100 INDEX(R)        CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $            59    $          (662)   $        (1,638)    $        (1,480)
         Net realized gain (loss)                                     80                144             10,568              11,007
         Net change in unrealized appreciation
            (depreciation) on investment                           3,205              6,546             13,016               7,549
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        3,344              6,028             21,946              17,076
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      2,637              6,000              7,858              51,069
         Participant transfers                                    24,075              7,669             60,153              12,825
         Participant withdrawals                                     (38)              (111)              (661)                 (6)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         26,674             13,558             67,350              63,888
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           30,018             19,586             89,296              80,964
NET ASSETS
     Beginning of period                                          83,258             54,907             64,838              26,580
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       113,276    $        74,493    $       154,134     $       107,544
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                         PHOENIX-SENECA    AIM V.I. CAPITAL    AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                         MID-CAP GROWTH      APPRECIATION        CORE EQUITY           EQUITY
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $          (141)   $          (549)   $            16     $             1
         Net realized gain (loss)                                     36                  5              3,761                   -
         Net change in unrealized appreciation
            (depreciation) on investment                             605              2,323             (2,180)                  8
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          500              1,779              1,597                   9
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         53                173                  -                   -
         Participant transfers                                       503             24,842             86,621 (f)             183
         Participant withdrawals                                     (21)              (323)                 -                   -
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                            535             24,692             86,621                 183
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,035             26,471             88,218                 192
NET ASSETS
     Beginning of period                                           8,124             15,008                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         9,159    $        41,479    $        88,218     $           192
                                                        =================  =================  =================   =================

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                         ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                           LEVERAGED          GOVERNMENT         FUND II --
                                                             ALLCAP          SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $          (602)   $        16,380    $        19,322     $        (3,811)
         Net realized gain (loss)                                     21              4,338             (7,847)                 32
         Net change in unrealized appreciation
            (depreciation) on investment                           3,157             (9,098)               439              38,358
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,576             11,620             11,914              34,579
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     14,553             35,889             62,501              87,933
         Participant transfers                                    27,923            162,052           (112,334)            172,622
         Participant withdrawals                                      (7)            (1,443)            (3,619)             (2,813)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         42,469            196,498            (53,452)            257,742
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           45,045            208,118            (41,538)            292,321
NET ASSETS
     Beginning of period                                           7,117            440,953            227,107              81,961
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        52,162    $       649,071    $       185,569     $       374,282
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                                                                                     TEMPLETON
                                                           VIP GROWTH                          MUTUAL SHARES          FOREIGN
                                                          OPPORTUNITIES       VIP GROWTH         SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           (99)   $        (2,353)   $        (1,811)    $          (716)
         Net realized gain (loss)                                  9,695                 20                 23                (424)
         Net change in unrealized appreciation
            (depreciation) on investment                          (8,489)             4,666             23,405              17,961
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        1,107              2,333             21,617              16,821
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                666             10,391              31,632
         Participant transfers                                   (80,688)            29,100             56,592              11,595
         Participant withdrawals                                       -               (208)            (1,012)               (119)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (80,688)            29,558             65,971              43,108
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (79,581)            31,891             87,588              59,929
NET ASSETS
     Beginning of period                                          79,581            135,792            147,411              72,643
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $             -    $       167,683    $       234,999     $       132,572
                                                        =================  =================  =================   =================

                                                           TEMPLETON                                                 SCUDDER VIT
                                                             GROWTH         RYDEX VARIABLE     RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES         TRUST JUNO         TRUST NOVA            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $          (186)   $        (9,658)   $          (323)    $           348
         Net realized gain (loss)                                     12              6,806                 49                  63
         Net change in unrealized appreciation
            (depreciation) on investment                           6,537            (65,902)             2,397               8,486
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        6,363            (68,754)             2,123               8,897
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     15,513            252,897                  -                   -
         Participant transfers                                    26,491            293,299             20,000               3,180
         Participant withdrawals                                     (19)              (637)                 -                   -
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         41,985            545,559             20,000               3,180
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           48,348            476,805             22,123              12,077
NET ASSETS
     Beginning of period                                          11,279            157,065                  -              49,048
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        59,627    $       633,870    $        22,123     $        61,125
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)



                                                                                                  WANGER
                                                           SCUDDER VIT                         INTERNATIONAL
                                                        EQUITY 500 INDEX      TECHNOLOGY         SMALL CAP          WANGER SELECT
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (1,412)   $           (68)   $          (435)    $           (72)
         Net realized gain (loss)                                    744                 54                158                  19
         Net change in unrealized appreciation
            (depreciation) on investment                          23,578                 40             10,006                 757
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       22,910                 26              9,729                 704
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     68,743                  -                101               5,413
         Participant transfers                                    30,305                393             18,920                (168)
         Participant withdrawals                                    (785)                (3)               (60)                  -
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         98,263                390             18,961               5,245
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          121,173                416             28,690               5,949
NET ASSETS
     Beginning of period                                         173,652              4,273             20,406                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       294,825    $         4,689    $        49,096     $         5,949
                                                        =================  =================  =================   =================

                                                           WANGER U.S.
                                                            SMALLER
                                                           COMPANIES
                                                           SUBACCOUNT
                                                        -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (1,258)
         Net realized gain (loss)                                    190
         Net change in unrealized appreciation
            (depreciation) on investment 13,416
                                                        -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       12,348
                                                        -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     15,338
         Participant transfers                                    21,564
         Participant withdrawals                                    (598)
                                                        -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         36,304
                                                        -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           48,652
NET ASSETS
     Beginning of period                                          46,360
                                                        -----------------
     End of period                                       $        95,012
                                                        =================


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date January 6, 2004 to December 31, 2004.
(2) From inception date January 30, 2004 to December 31, 2004.
(3) From inception date October 21, 2004 to December 31, 2004.
(4) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                          PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                           INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                            SUBACCOUNT(14)      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(11)
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $              -   $           (127)  $            (34)  $            (12)
     Net realized gain (loss)                                            -                  -                  4                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                                  -              2,037              6,136              1,111
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                   -              1,910              6,106              1,099
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -                400                  -              1,599
     Participant transfers                                           6,707 +           22,279             39,310             15,682
     Participant withdrawals                                             -                 (1)                 -                 (8)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               6,707             22,678             39,310             17,273
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           6,707             24,588             45,416             18,372
NET ASSETS
     Beginning of period                                                 -              1,150             15,603                  -
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $          6,707   $         25,738   $         61,019   $         18,372
                                                          =================  =================  =================  =================


                                                           PHOENIX-DUFF &                       PHOENIX-ENGEMANN
                                                             PHELPS REAL     PHOENIX-ENGEMANN   SMALL & MID-CAP     PHOENIX-GOODWIN
                                                          ESTATE SECURITIES    CAPITAL GROWTH        GROWTH          MONEY MARKET
                                                             SUBACCOUNT        SUBACCOUNT(10)     SUBACCOUNT(12)      SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            603   $            (27)  $            (27)  $           (691)
     Net realized gain (loss)                                        1,861                  -                  3                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                              7,251                487                694                  -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               9,715                460                670               (691)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            9,805             16,781              3,500             34,918
     Participant transfers                                          51,725                  -                  -                296
     Participant withdrawals                                            (5)                 -                  -                (55)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              61,525             16,781              3,500             35,159
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          71,240             17,241              4,170             34,468
NET ASSETS
     Beginning of period                                             3,377                  -                  -             29,804
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         74,617   $         17,241   $          4,170   $         64,272
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                           PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                             MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                             FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                             SUBACCOUNT(1)      SUBACCOUNT(8)      SUBACCOUNT        SUBACCOUNT(8)
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          1,913   $          3,027   $          2,686   $             86
     Net realized gain (loss)                                          682                139              3,420                197
     Net change in unrealized appreciation (depreciation)
         on investments                                              2,135              2,764                147              1,356
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               4,730              5,930              6,253              1,639
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           24,252             50,000             19,779             18,590
     Participant transfers                                          40,536            212,314             55,911             14,600
     Participant withdrawals                                          (223)               (45)              (126)                 -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              64,565            262,269             75,564             33,190
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          69,295            268,199             81,817             34,829
NET ASSETS
     Beginning of period                                                 -                  -             90,538                  -
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         69,295   $        268,199   $        172,355   $         34,829
                                                          =================  =================  =================  =================


                                                            PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD      PHOENIX-LORD
                                                             SMALL-CAP         INTERNATIONAL       SMALL-CAP         ABBETT BOND-
                                                           QUALITY VALUE       EQUITY SELECT         VALUE            DEBENTURE
                                                            SUBACCOUNT(4)      SUBACCOUNT(5)      SUBACCOUNT(8)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $             42   $             17   $             (4)  $          1,170
     Net realized gain (loss)                                           10                 18                 11                570
     Net change in unrealized appreciation (depreciation)
         on investments                                              3,315              2,369                110              2,001
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               3,367              2,404                117              3,741
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            4,902             18,313                  -              3,994
     Participant transfers                                          24,144              4,873              1,076             53,765
     Participant withdrawals                                             -                 (5)               (33)                 -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              29,046             23,181              1,043             57,759
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          32,413             25,585              1,160             61,500
NET ASSETS
     Beginning of period                                                 -                  -                  -              9,078
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         32,413   $         25,585   $          1,160   $         70,578
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)


                                                            PHOENIX-LORD        PHOENIX-LORD      PROENIX-MFS        PHOENIX-MFS
                                                          ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS          INVESTORS
                                                               VALUE               VALUE          GROWTH STOCK          TRUST
                                                            SUBACCOUNT(5)      SUBACCOUNT(13)     SUBACCOUNT(2)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $             20   $             89   $           (288)  $            (36)
     Net realized gain (loss)                                          122                248                897                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                              4,978              2,926              4,133              1,537
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               5,120              3,263              4,742              1,501
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            8,165             11,799                  -                  -
     Participant transfers                                          50,778             32,948             16,460 ++          13,639
     Participant withdrawals                                           (39)                 -                (10)                 -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              58,904             44,747             16,450             13,639
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          64,024             48,010             21,192             15,140
NET ASSETS
     Beginning of period                                                 -                  -                  -              1,133
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         64,024   $         48,010   $         21,192   $         16,273
                                                          =================  =================  =================  =================


                                                                                                PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                            PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND
                                                               VALUE              DOW 30            INDEX(R)            INCOME
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            310   $             87   $           (611)  $             10
     Net realized gain (loss)                                          114                  1                 19                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                             14,599             11,639             13,265              5,579
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              15,023             11,727             12,673              5,590
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            1,350             13,900             14,725             37,689
     Participant transfers                                          66,236             36,104              7,241             20,403
     Participant withdrawals                                          (321)               (15)                (9)               (91)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              67,265             49,989             21,957             58,001
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          82,288             61,716             34,630             63,591
NET ASSETS
     Beginning of period                                            12,226             21,542             20,277              1,893
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         94,514   $         83,258   $         54,907   $         65,484
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                 PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          PHOENIX-OAKHURST   PHOENIX-OAKHURST       BERNSTEIN          BERNSTEIN
                                                             STRATEGIC             VALUE             GLOBAL             MID-CAP
                                                             ALLOCATION        VALUE EQUITY          VALUE               VALUE
                                                            SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT(12)      SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $             93   $            (48)  $             21   $           (312)
     Net realized gain (loss)                                            1                  2                  1              1,751
     Net change in unrealized appreciation (depreciation)
         on investments                                              1,225              2,177                532              8,323
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               1,319              2,131                554              9,762
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           10,799             15,300              3,501             24,663
     Participant transfers                                           6,708             11,296                  -             29,135
     Participant withdrawals                                             -                 (4)                 -                (11)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              17,507             26,592              3,501             53,787
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          18,826             28,723              4,055             63,549
NET ASSETS
     Beginning of period                                                 -              1,227                  -              1,289
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         18,826   $         29,950   $          4,055   $         64,838
                                                          =================  =================  =================  =================


                                                           PHOENIX-SANFORD
                                                              BERNSTEIN       PHOENIX-SENECA     PHOENIX-STATE         AIM V.I.
                                                              SMALL-CAP           MID-CAP       STREET RESEARCH        CAPITAL
                                                                VALUE             GROWTH        SMALL-CAP GROWTH     APPRECIATION
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(12)     SUBACCOUNT(3)
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (71)  $            (74)  $            (91)  $            (77)
     Net realized gain (loss)                                          296                675                820                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                              2,277                537              1,244              1,272
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               2,502              1,138              1,973              1,195
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           12,800              3,582             13,501              4,387
     Participant transfers                                          10,647                378                  -              9,478
     Participant withdrawals                                            (2)                 -                  -                (52)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              23,445              3,960             13,501             13,813
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          25,947              5,098             15,474             15,008
NET ASSETS
     Beginning of period                                               633              3,026                  -                  -
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         26,580   $          8,124   $         15,474   $         15,008
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                  FEDERATED HIGH
                                                                              FEDERATED FUND       INCOME BOND
                                                            ALGER AMERICAN       FOR U.S.           FUND II --
                                                              LEVERAGED         GOVERNMENT           PRIMARY             VIP
                                                               ALLCAP          SECURITIES II         SHARES          CONTRAFUND(R)
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (69)  $           (769)  $           (285)  $           (674)
     Net realized gain (loss)                                            4                486              1,513                  3
     Net change in unrealized appreciation (depreciation)
         on investments                                              1,196              1,282             20,383             12,910
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               1,131                999             21,611             12,239
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            3,500             33,441                  -             10,050
     Participant transfers                                           1,296            327,642            206,977             54,104
     Participant withdrawals                                            (4)            (1,135)            (2,156)               (23)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               4,792            359,948            204,821             64,131
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           5,923            360,947            226,432             76,370
NET ASSETS
     Beginning of period                                             1,194             80,006                675              5,591
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $          7,117   $        440,953   $        227,107   $         81,961
                                                          =================  =================  =================  =================


                                                                                                                      TEMPLETON
                                                             VIP GROWTH                           MUTUAL SHARES        FOREIGN
                                                            OPPORTUNITIES       VIP GROWTH          SECURITIES        SECURITIES
                                                            SUBACCOUNT(7)       SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (645)  $         (1,323)  $           (470)  $            (98)
     Net realized gain (loss)                                          906                  6                 33                151
     Net change in unrealized appreciation (depreciation)
         on investments                                              8,489             25,482             19,970             10,918
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               8,750             24,165             19,533             10,971
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -             20,926             13,348              9,104
     Participant transfers                                          73,667             60,985             99,116             43,431
     Participant withdrawals                                        (2,836)                 -                  -                 (8)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              70,831             81,911            112,464             52,527
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          79,581            106,076            131,997             63,498
NET ASSETS
     Beginning of period                                                 -             29,716             15,414              9,145
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         79,581   $        135,792   $        147,411   $         72,643
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                             TEMPLETON                            SCUDDER VIT         SCUDDER VIT
                                                               GROWTH         RYDEX VARIABLE     EAFE(R) EQUITY       EQUITY 500
                                                             SECURITIES         TRUST JUNO           INDEX              INDEX
                                                            SUBACCOUNT(6)      SUBACCOUNT(9)      SUBACCOUNT(8)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (43)  $           (724)  $           (161)  $           (542)
     Net realized gain (loss)                                            -                200                  1              2,543
     Net change in unrealized appreciation (depreciation)
         on investments                                              1,432             (1,822)             5,164             30,694
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               1,389             (2,346)             5,004             32,695
                                                          -----------------  -----------------  -----------------  -----------------
From accumulation unit transactions
     Participant deposits                                                1             65,368                  -             17,925
     Participant transfers                                           9,889             94,224             44,044             39,572
     Participant withdrawals                                             -               (181)                 -                  -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               9,890            159,411             44,044             57,497
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          11,279            157,065             49,048             90,192
Net assets
     Beginning of period                                                 -                  -                  -             83,460
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         11,279   $        157,065   $         49,048   $        173,652
                                                          =================  =================  =================  =================


                                                                                  WANGER           WANGER U.S.
                                                                               INTERNATIONAL         SMALLER
                                                             TECHNOLOGY          SMALL CAP          COMPANIES
                                                            SUBACCOUNT(12)      SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (28)  $            (90)  $           (193)
     Net realized gain (loss)                                            4                  1                (22)
     Net change in unrealized appreciation (depreciation)
         on investments                                                797              2,838              3,516
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 773              2,749              3,301
                                                          -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            3,500              8,529             12,068
     Participant transfers                                               -              9,128             30,926
     Participant withdrawals                                             -                  -               (583)
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               3,500             17,657             42,411
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           4,273             20,406             45,712
NET ASSETS
     Beginning of period                                                 -                  -                648
                                                          -----------------  -----------------  -----------------
     End of period                                        $          4,273   $         20,406   $         46,360
                                                          =================  =================  =================


+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on
February 14, 2003.

Footnotes for Statements of Changes In Net Assets
For the period ended December 31, 2003

(1) From inception January 6, 2003 to December 31, 2003.                 (8) From inception July 1, 2003 to December 31, 2003.
(2) From inception February 14, 2003 to December 31, 2003.               (9) From inception July 2, 2003 to December 31, 2003.
(3) From inception February 24, 2003 to December 31, 2003.               (10) From inception July 7, 2003 to December 31, 2003.
(4) From inception March 28, 2003 to December 31, 2003.                  (11) From inception July 15, 2003 to December 31, 2003.
(5) From inception May 27, 2003 to December 31, 2003.                    (12) From inception August 8, 2003 to December 31, 2003.
(6) From inception June 2, 2003 to December 31, 2003.                    (13) From inception October 1, 2003 to December 31, 2003.
(7) From inception June 5, 2003 to December 31, 2003.                    (14) From inception December 31, 2003 to December 31, 2003.


                       See Notes to Financial Statements

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Investor's Edge(R) (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

----------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather
(formerly, Phoenix-MFS Investors Growth Stock Series)   than current income
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation
                                                        with income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
----------------------------------------------------------------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused
                                                        by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
----------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
----------------------------------------------------------------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


----------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
----------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
----------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index").
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
----------------------------------------------------------------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
----------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization period).

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $             24,403                   $              942
      Phoenix-AIM Growth Series                                                     51,377                                4,947
      Phoenix-Alger Small-Cap Growth Series                                          1,669                                  557
      Phoenix-Alliance/Bernstein Enhanced Index Series                             129,828                                7,843
      Phoenix-Duff & Phelps Real Estate Securities Series                          112,761                               25,982
      Phoenix-Engemann Capital Growth Series                                        23,406                                6,800
      Phoenix-Engemann Growth and Income Series                                    168,415                                3,237
      Phoenix-Engemann Small-Cap Growth Series                                       7,820                                  158
      Phoenix-Engemann Strategic Allocation Series                                  43,222                                1,916
      Phoenix-Engemann Value Equity Series                                         136,292                                1,796
      Phoenix-Goodwin Money Market Series                                          103,900                              101,399
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             245,529                               70,619
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                          209,603                              145,636
      Phoenix-Kayne Rising Dividends Series                                         28,335                                4,091
      Phoenix-Kayne Small-Cap Quality Value Series                                  17,743                                  677
      Phoenix-Lazard International Equity Select Series                             80,938                               12,169
      Phoenix-Lazard Small-Cap Value Series                                          1,131                                  313
      Phoenix-Lord Abbett Bond-Debenture Series                                     57,939                                2,481
      Phoenix-Lord Abbett Large-Cap Value Series                                   142,188                                8,983
      Phoenix-Lord Abbett Mid-Cap Value Series                                      68,157                               28,147
      Phoenix-Northern Dow 30 Series                                                32,544                                5,772
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   15,527                                2,604
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                85,173                                8,656
      Phoenix-Sanford Bernstein Small-Cap Value Series                             156,368                               84,817
      Phoenix-Seneca Mid-Cap Growth Series                                           2,891                                2,496

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $             24,992                   $              815
      AIM V.I. Mid-Cap Core Equity Fund                                             90,509                                    2
      AIM V.I. Premier Equity Fund                                                     184                                    -

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     42,796                                  869

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             307,845                               91,577
      Federated High Income Bond Fund II -- Primary Shares                         147,124                              181,332

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  272,521                               18,195
      VIP Growth Opportunities Portfolio                                               131                               81,035
      VIP Growth Portfolio                                                          29,484                                2,245

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 67,960                                3,693
      Templeton Foreign Securities Fund                                             61,928                               19,459
      Templeton Growth Securities Fund                                              42,713                                  849

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               585,560                               42,451
      Rydex Variable Trust Nova Fund                                                21,529                                1,822

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          4,425                                  884
      Scudder VIT Equity 500 Index Fund                                            138,153                               41,144

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                             587                                  264

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                                23,172                                4,610
      Wanger Select                                                                  5,469                                  284
      Wanger U.S. Smaller Companies                                                 48,744                               13,624

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(22)
     Accumulation units outstanding                                                  25,513             5,887                -
     Unit value                                                                   $1.353398         $1.139311                -
     Net assets (thousands)                                                             $35                $7                -
     Mortality and expense ratio                                                      1.65%                 -                -
     Investment income ratio                                                          4.74%                 -                -
     Total return                                                                    18.79%                 -                -


     PHOENIX-AIM GROWTH SERIES(11)
     Accumulation units outstanding                                                  79,350            24,610                -
     Unit value                                                                   $0.882552         $0.861113                -
     Net assets (thousands)                                                             $70               $21                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          0.12%                 - *              -
     Total return                                                                     2.49%            26.42%                -


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(20)
     Accumulation units outstanding                                                  11,075            10,237                -
     Unit value                                                                   $1.518214         $1.511615                -
     Net assets (thousands)                                                             $17               $15                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     0.44%            22.75%                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(7)
     Accumulation units outstanding                                                 189,992            63,772           20,245
     Unit value                                                                   $1.033600         $0.956823        $0.770702
     Net assets (thousands)                                                            $196               $61              $16
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          1.80%             1.55%            2.56% *
     Total return                                                                     8.02%            24.15%           (3.64%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(5)
     Accumulation units outstanding                                                  95,477            49,901            3,071
     Unit value                                                                   $1.980898         $1.495355        $1.099617
     Net assets (thousands)                                                            $189               $75               $3
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          2.59%             3.90%            5.66% *
     Total return                                                                    32.47%            35.99%            1.23%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(19)
     Accumulation units outstanding                                                  35,827            18,217                -
     Unit value                                                                   $0.977104         $0.946442                -
     Net assets (thousands)                                                             $35               $17                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          1.36%                 - *              -
     Total return                                                                     3.24%             9.56%                -


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(1)
     Accumulation units outstanding                                                 233,989            67,080            2,431
     Unit value                                                                   $1.060703         $0.976223        $0.778728
     Net assets (thousands)                                                            $248               $65               $2
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          1.65%             1.76%            1.99% *
     Total return                                                                     8.65%            25.36%           (9.90%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(20)
     Accumulation units outstanding                                                  10,957             3,846                -
     Unit value                                                                   $1.169951         $1.084449                -
     Net assets (thousands)                                                             $13                $4                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     7.88%            19.15%                -


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(10)
     Accumulation units outstanding                                                  53,946            17,872                -
     Unit value                                                                   $1.113245         $1.053348                -
     Net assets (thousands)                                                             $60               $19                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          2.83%             2.79% *              -
     Total return                                                                     5.69%            14.77%                -


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                                 168,352            30,904            1,543
     Unit value                                                                   $1.076269         $0.969153        $0.795480
     Net assets (thousands)                                                            $181               $30               $0 ***
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          1.37%             0.96%            2.26% *
     Total return                                                                    11.05%            21.83%          (15.76%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(4)
     Accumulation units outstanding                                                  68,194            65,067           29,817
     Unit value                                                                   $0.979190         $0.987776        $0.997523
     Net assets (thousands)                                                             $67               $64              $30
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          0.79%             0.69%            2.01% *
     Total return                                                                    (0.87%)           (0.98%)          (0.12%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(10)
     Accumulation units outstanding                                                 193,095            57,242                -
     Unit value                                                                   $1.272003         $1.210581                -
     Net assets (thousands)                                                            $246               $69                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          6.22%             6.77% *              -
     Total return                                                                     5.07%            12.75%                -


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(17)
     Accumulation units outstanding                                                 319,404           263,013                -
     Unit value                                                                   $1.056399         $1.019712                -
     Net assets (thousands)                                                            $337              $268                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          4.08%             6.52% *              -
     Total return                                                                     3.60%             1.81%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(17)
     Accumulation units outstanding                                                  51,924            30,997                -
     Unit value                                                                   $1.163203         $1.123644                -
     Net assets (thousands)                                                             $60               $35                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          1.78%             3.65% *              -
     Total return                                                                     3.52%             9.50%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(13)
     Accumulation units outstanding                                                  40,898            27,302                -
     Unit value                                                                   $1.467526         $1.187202                -
     Net assets (thousands)                                                             $60               $32                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          0.86%             2.08% *              -
     Total return                                                                    23.61%            32.13%                -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
     Accumulation units outstanding                                                  76,034            21,058                -
     Unit value                                                                   $1.384427         $1.214986                -
     Net assets (thousands)                                                            $105               $26                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          1.45%             2.07% *              -
     Total return                                                                    13.95%            18.98%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(17)
     Accumulation units outstanding                                                   1,370               874                -
     Unit value                                                                   $1.494947         $1.329042                -
     Net assets (thousands)                                                              $2                $1                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                              -             0.31% *              -
     Total return                                                                    12.48%            21.38%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
     Accumulation units outstanding                                                  97,936            57,664            8,589
     Unit value                                                                   $1.305204         $1.223965        $1.056829
     Net assets (thousands)                                                            $128               $71               $9
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          5.44%             6.12%                - *
     Total return                                                                     6.64%            15.81%            0.00% **


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                 155,148            50,691                -
     Unit value                                                                   $1.399337         $1.263045                -
     Net assets (thousands)                                                            $217               $64                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          0.94%             1.86% *              -
     Total return                                                                    10.79%            18.48%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(21)
     Accumulation units outstanding                                                  71,447            39,457                -
     Unit value                                                                   $1.486789         $1.216774                -
     Net assets (thousands)                                                            $106               $48                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          0.50%             3.07% *              -
     Total return                                                                    22.19%            10.18%                -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(6)
     Accumulation units outstanding                                                 104,393            78,987           25,609
     Unit value                                                                   $1.085089         $1.054065        $0.841207
     Net assets (thousands)                                                            $113               $83              $22
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          1.73%             1.89%            7.80% *
     Total return                                                                     2.94%            25.30%           (0.74%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(6)
     Accumulation units outstanding                                                  74,115            59,122           31,963
     Unit value                                                                   $1.005105         $0.928729        $0.634390
     Net assets (thousands)                                                             $74               $55              $20
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          0.65%                 -                - *
     Total return                                                                     8.22%            46.40%           (2.95%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 106,329            52,968            1,460
     Unit value                                                                   $1.449589         $1.224111        $0.882869
     Net assets (thousands)                                                            $154               $65               $1
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          0.22%             0.40%            3.05% *
     Total return                                                                    18.42%            38.65%          (13.51%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                  70,710            21,086              711
     Unit value                                                                   $1.520916         $1.260579        $0.890921
     Net assets (thousands)                                                            $108               $27               $1
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                              -                 -            1.70% *
     Total return                                                                    20.65%            41.49%          (15.81%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(9)
     Accumulation units outstanding                                                  10,259             9,550            4,507
     Unit value                                                                   $0.892845         $0.850642        $0.671334
     Net assets (thousands)                                                              $9                $8               $3
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.96%            26.71%           (0.02%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(12)
     Accumulation units outstanding                                                  40,525            15,377                -
     Unit value                                                                   $1.023507         $0.976006                -
     Net assets (thousands)                                                             $41               $15                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     4.87%            33.13%                -


     AIM V.I. MID-CAP CORE EQUITY FUND(26)
     Accumulation units outstanding                                                  86,817                 -                -
     Unit value                                                                   $1.016140                 -                -
     Net assets (thousands)                                                             $88                 -                -
     Mortality and expense ratio                                                      1.65% *               -                -
     Investment income ratio                                                          1.92% *               -                -
     Total return                                                                     1.85%                 -                -


     AIM V.I. PREMIER EQUITY FUND(25)
     Accumulation units outstanding                                                     208                 -                -
     Unit value                                                                   $0.917950                 -                -
     Net assets (thousands)                                                              $0 ***             -                -
     Mortality and expense ratio                                                      1.65% *               -                -
     Investment income ratio                                                          4.80% *               -                -
     Total return                                                                     9.10%                 -                -


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(1)
     Accumulation units outstanding                                                  54,334             7,889            1,754
     Unit value                                                                   $0.960026         $0.902263        $0.680924
     Net assets (thousands)                                                             $52                $7               $1
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     6.40%            32.51%          (15.54%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                                 595,258           412,075           75,273
     Unit value                                                                   $1.090402         $1.070079        $1.062886
     Net assets (thousands)                                                            $649              $441              $80
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          4.28%             1.40%                - *
     Total return                                                                     1.90%             0.68%            2.47%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(2)
     Accumulation units outstanding                                                 144,516           192,143              686
     Unit value                                                                   $1.284071         $1.181964        $0.983329
     Net assets (thousands)                                                            $186              $227               $1
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                         10.97%             1.47%                - *
     Total return                                                                     8.64%            20.20%            0.01%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(5)
     Accumulation units outstanding                                                 291,084            72,308            6,227
     Unit value                                                                   $1.285821         $1.133507        $0.897922
     Net assets (thousands)                                                            $374               $82               $6
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          0.15%             0.17%                - *
     Total return                                                                    13.44%            26.24%           (0.69%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(16)
     Accumulation units outstanding                                                       -            78,565                -
     Unit value                                                                           -         $1.012912                -
     Net assets (thousands)                                                               -               $80                -
     Mortality and expense ratio                                                      1.65% *           1.65% *              -
     Investment income ratio                                                          0.91% *               - *              -
     Total return                                                                    (0.92%)           11.32%                -


     VIP GROWTH PORTFOLIO(3)
     Accumulation units outstanding                                                 179,616           147,724           42,217
     Unit value                                                                   $0.933556         $0.919219        $0.703876
     Net assets (thousands)                                                            $168              $136              $30
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          0.15%             0.08%                - *
     Total return                                                                     1.56%            30.59%           (0.97%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(8)
     Accumulation units outstanding                                                 196,168           136,311           17,543
     Unit value                                                                   $1.197951         $1.081434        $0.878609
     Net assets (thousands)                                                            $235              $147              $15
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          0.79%             1.06%                - *
     Total return                                                                    10.77%            23.08%           (0.26%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     TEMPLETON FOREIGN SECURITIES FUND(9)
     Accumulation units outstanding                                                 104,392            66,683           10,915
     Unit value                                                                   $1.269940         $1.089391        $0.837777
     Net assets (thousands)                                                            $133               $73               $9
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          1.07%             1.40%                - *
     Total return                                                                    16.57%            30.03%            0.74%


     TEMPLETON GROWTH SECURITIES FUND(15)
     Accumulation units outstanding                                                  48,809            10,536                -
     Unit value                                                                   $1.221616         $1.070540                -
     Net assets (thousands)                                                             $60               $11                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          1.24%             0.56% *              -
     Total return                                                                    14.11%            20.24%                -


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(18)
     Accumulation units outstanding                                                 687,653           149,707                -
     Unit value                                                                   $0.921787         $1.049154                -
     Net assets (thousands)                                                            $634              $157                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                   (12.14%)            3.77%                -


     RYDEX VARIABLE TRUST NOVA FUND(23)
     Accumulation units outstanding                                                  16,187                 -                -
     Unit value                                                                   $1.366731                 -                -
     Net assets (thousands)                                                             $22                 -                -
     Mortality and expense ratio                                                      1.65% *               -                -
     Investment income ratio                                                          0.05% *               -                -
     Total return                                                                    10.61%                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(17)
     Accumulation units outstanding                                                  48,529            45,600                -
     Unit value                                                                   $1.259571         $1.075608                -
     Net assets (thousands)                                                             $61               $49                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          2.35%                 - *              -
     Total return                                                                    17.10%            23.18%                -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     SCUDDER VIT EQUITY 500 INDEX FUND(2)
     Accumulation units outstanding                                                 274,967           176,155          106,713
     Unit value                                                                   $1.072219         $0.985782        $0.782097
     Net assets (thousands)                                                            $295              $174              $83
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                          1.12%             1.25%            6.94% *
     Total return                                                                     8.77%            26.04%           (0.62%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(20)
     Accumulation units outstanding                                                   6,348             5,596                -
     Unit value                                                                   $0.738694         $0.763643                -
     Net assets (thousands)                                                              $5                $4                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                    (3.27%)           22.09%                -


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SMALL CAP(17)
     Accumulation units outstanding                                                  30,378            16,177                -
     Unit value                                                                   $1.616164         $1.261420                -
     Net assets (thousands)                                                             $49               $20                -
     Mortality and expense ratio                                                      1.65%             1.65% *              -
     Investment income ratio                                                          0.57%                 - *              -
     Total return                                                                    28.12%            28.57%                -


     WANGER SELECT(24)
     Accumulation units outstanding                                                   4,272            40,006              788
     Unit value                                                                   $1.392670         $1.158842        $0.822685
     Net assets (thousands)                                                              $6               $46               $1
     Mortality and expense ratio                                                      1.65% *           1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    14.29%            40.86%           (9.71%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                  70,448            40,006              788
     Unit value                                                                   $1.348677         $1.158842        $0.822685
     Net assets (thousands)                                                             $95               $46               $1
     Mortality and expense ratio                                                      1.65%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    16.38%            40.86%           (9.71%)









MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception July 1, 2002 to December 31, 2002.                   (16) From inception June 5, 2003 to December 31, 2003.
(2) From inception August 1, 2002 to December 31, 2002.                 (17) From inception July 1, 2003 to December 31, 2003.
(3) From inception September 3, 2002 to December 31, 2002.              (18) From inception July 2, 2003 to December 31, 2003.
(4) From inception September 27, 2002 to December 31, 2002.             (19) From inception July 7, 2003 to December 31, 2003.
(5) From inception October 1, 2002 to December 31, 2002.                (20) From inception August 8, 2003 to December 31, 2003.
(6) From inception November 13, 2002 to December 31, 2002.              (21) From inception October 1, 2003 to December 31, 2003.
(7) From inception November 15, 2002 to December 31, 2002.              (22) From inception December 31, 2003 to December 31, 2003.
(8) From inception December 10, 2002 to December 31, 2002.              (23) From inception January 6, 2004 to December 31, 2004.
(9) From inception December 30, 2002 to December 31, 2002.              (24) From inception January 30, 2004 to December 31, 2004.
(10) From inception January 6, 2003 to December 31, 2003.               (25) From inception October 21, 2004 to December 31, 2004.
(11) From inception February 14, 2003 to December 31, 2003.             (26) From inception December 3, 2004 to December 31, 2004.
(12) From inception February 24, 2003 to December 31, 2003.             * Annualized.
(13) From inception March 28, 2003 to December 31, 2003.                ** Amount is less that 0.00%.
(14) From inception May 27, 2003 to December 31, 2003.                  *** Net Assets are less than $500.
(15) From inception June 2, 2003 to December 31, 2003.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                          PHOENIX-                                              PHOENIX-ALLIANCE/
                                                          ABERDEEN                             PHOENIX-ALGER        BERNSTEIN
                                                        INTERNATIONAL       PHOENIX-AIM          SMALL-CAP        ENHANCED INDEX
                                                           SERIES           GROWTH SERIES      GROWTH SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              5,887              24,610             10,237              63,772
Participant deposits                                                 -               5,194                  -                   -
Participant transfers                                           19,633 (e)          49,564                840             127,138
Participant withdrawals                                             (7)                (18)                (2)               (918)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   25,513              79,350             11,075             189,992
                                                      ============================================================================


                                                          PHOENIX-DUFF &        PHOENIX-         PHOENIX-            PHOENIX-
                                                           PHELPS REAL          ENGEMANN         ENGEMANN         ENGEMANN SMALL-
                                                        ESTATE SECURITIES   CAPITAL GROWTH      GROWTH AND          CAP GROWTH
                                                            SERIES              SERIES         INCOME SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             49,901              18,217             67,080               3,846
Participant deposits                                            12,986               3,608             20,865               2,046
Participant transfers                                           33,074              14,025(c)         146,552(b)            5,072
Participant withdrawals                                           (484)                (23)              (508)                 (7)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   95,477              35,827            233,989              10,957
                                                      ============================================================================

                                                          PHOENIX-                                                   PHOENIX-
                                                          ENGEMANN            PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                          STRATEGIC         ENGEMANN VALUE     GOODWIN MONEY       SECTOR FIXED
                                                      ALLOCATION SERIES     EQUITY SERIES      MARKET SERIES       INCOME SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             17,872              30,904             65,067              57,242
Participant deposits                                            24,843              22,544              6,599              22,415
Participant transfers                                           12,259             114,912(d)          (2,490)            114,002(a)
Participant withdrawals                                         (1,028)                 (8)              (982)               (564)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   53,946             168,352             68,194             193,095
                                                      ============================================================================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS    QUALITY VALUE       EQUITY SELECT
                                                            SERIES              SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            263,013              30,997             27,302              21,058
Participant deposits                                            11,599               8,085              2,434              17,193
Participant transfers                                           45,761              12,848             11,176              37,824
Participant withdrawals                                           (969)                 (6)               (14)                (41)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  319,404              51,924             40,898              76,034
                                                      ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                       PHOENIX-LAZARD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                       SMALL-CAP VALUE      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                           SERIES         DEBENTURE SERIES     VALUE SERIES        VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                874              57,664             50,691              39,457
Participant deposits                                                 -               9,383              2,292              18,680
Participant transfers                                              640              30,965            102,480              13,592
Participant withdrawals                                           (144)                (76)              (315)               (282)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,370              97,936            155,148              71,447
                                                      ============================================================================

                                                          PHOENIX-            PHOENIX-        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                       NORTHERN DOW 30    NORTHERN NASDAQ-    BERNSTEIN MID-     BERNSTEIN SMALL-
                                                           SERIES        100 INDEX(R) SERIES CAP VALUE SERIES    CAP VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             78,987              59,122             52,968              21,086
Participant deposits                                             2,535               6,580              6,399              38,373
Participant transfers                                           22,907               8,538             47,439              11,255
Participant withdrawals                                            (36)               (125)              (477)                 (4)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  104,393              74,115            106,329              70,710
                                                      ============================================================================

                                                         PHOENIX-SENECA    AIM V.I. CAPITAL
                                                         MID-CAP GROWTH      APPRECIATION     AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                             SERIES             FUND          CORE EQUITY FUND      EQUITY FUND
                                                      -----------------   -----------------  ------------------ ------------------
Accumulation units outstanding, beginning of period              9,550              15,377                  -                  -
Participant deposits                                                63                 176                  -                  -
Participant transfers                                              673              25,308             86,817(f)              208
Participant withdrawals                                            (27)               (336)                 -                  -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   10,259              40,525             86,817                 208
                                                      ============================================================================

                                                                            FEDERATED FUND    FEDERATED HIGH
                                                         ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                        LEVERAGED ALLCAP     GOVERNMENT         FUND II --       VIP CONTRAFUND(R)
                                                           PORTFOLIO        SECURITIES II     PRIMARY SHARES         PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              7,889             412,075            192,143              72,308
Participant deposits                                            15,606              33,251             52,183              75,297
Participant transfers                                           30,847             151,271            (96,908)            145,806
Participant withdrawals                                             (8)             (1,339)            (2,902)             (2,327)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   54,334             595,258            144,516             291,084
                                                      ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                         VIP GROWTH                                                 TEMPLETON
                                                        OPPORTUNITIES        VIP GROWTH        MUTUAL SHARES         FOREIGN
                                                          PORTFOLIO           PORTFOLIO       SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             78,565             147,724            136,311              66,683
Participant deposits                                                 -                 732              9,383              27,708
Participant transfers                                          (78,565)             31,388             51,379              10,108
Participant withdrawals                                              -                (228)              (905)               (107)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                        -             179,616            196,168             104,392
                                                      ============================================================================

                                                                                                                   SCUDDER VIT
                                                          TEMPLETON                                               EAFE(R) EQUITY
                                                           GROWTH          RYDEX VARIABLE     RYDEX VARIABLE          INDEX
                                                       SECURITIES FUND     TRUST JUNO FUND    TRUST NOVA FUND          FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             10,536             149,707                  -              45,600
Participant deposits                                            14,201             250,614                  -                   -
Participant transfers                                           24,090             288,018             16,187               2,929
Participant withdrawals                                            (18)               (686)                 -                   -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   48,809             687,653             16,187              48,529
                                                      ============================================================================

                                                         SCUDDER VIT                             WANGER
                                                      EQUITY 500 INDEX       TECHNOLOGY       INTERNATIONAL
                                                            FUND             PORTFOLIO          SMALL CAP        WANGER SELECT
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            176,155               5,596             16,177                   -
Participant deposits                                            67,429                   -                 74               4,396
Participant transfers                                           32,149                 757             14,171                (124)
Participant withdrawals                                           (766)                 (5)               (44)                 -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  274,967               6,348             30,378               4,272
                                                      ============================================================================

                                                         WANGER U.S.
                                                           SMALLER
                                                          COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period             40,006
Participant deposits                                            12,835
Participant transfers                                           18,066
Participant withdrawals                                           (459)
                                                      -----------------
Accumulation units outstanding, end of period                   70,448
                                                      =================



(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     ENHANCED INDEX
                                                             SERIES             SERIES             SERIES         + VALUE SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -              1,306             20,245                  -
Participant deposits                                                   -                403                  -              1,809
Participant transfers                                              5,887             21,491             43,527             17,350
Participant withdrawals                                                -                 (1)                 -                 (8)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                      5,887             23,199             63,772             19,151
                                                        ==========================================================================


                                                         PHOENIX-DUFF &                       PHOENIX-ENGEMANN
                                                           PHELPS REAL     PHOENIX-ENGEMANN   SMALL & MID-CAP     PHOENIX-GOODWIN
                                                        ESTATE SECURITIES    CAPITAL GROWTH        GROWTH           MONEY MARKET
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                3,071                  -                  -             29,817
Participant deposits                                               7,081             18,217              3,846             35,081
Participant transfers                                             39,752                  -                  -                224
Participant withdrawals                                               (3)                 -                  -                (55)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     49,901             18,217              3,846             65,067
                                                        ==========================================================================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                             SERIES             SERIES              SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                  -             83,879                  -
Participant deposits                                              21,236             49,978             18,167             17,372
Participant transfers                                             36,198            213,080             50,677             13,625
Participant withdrawals                                             (192)               (45)              (113)                 -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     57,242            263,013            152,610             30,997
                                                        ==========================================================================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD      PHOENIX-LORD
                                                           SMALL-CAP         INTERNATIONAL       SMALL-CAP         ABBETT BOND-
                                                         QUALITY VALUE       EQUITY SELECT         VALUE            DEBENTURE
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                  -                  -              8,589
Participant deposits                                               4,950             16,579                  -              3,323
Participant transfers                                             22,352              4,483                901             45,752
Participant withdrawals                                                -                 (4)               (27)                 -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     27,302             21,058                874             57,664
                                                        ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                          PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS        PHOENIX-MFS
                                                        ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS          INVESTORS
                                                             VALUE               VALUE          GROWTH STOCK          TRUST
                                                             SERIES              SERIES            SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                  -                  -              1,416
Participant deposits                                               7,076             10,457                  -                  -
Participant transfers                                             43,647             29,000             24,620             15,452
Participant withdrawals                                              (32)                 -                (10)                 -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     50,691             39,457             24,610             16,868
                                                        ==========================================================================


                                                                                              PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                          PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30            INDEX(R)            INCOME
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               14,178             25,609             31,963              2,431
Participant deposits                                               1,620             15,330             18,903             41,630
Participant transfers                                             73,857             38,063              8,266             23,119
Participant withdrawals                                             (389)               (15)               (10)              (100)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     89,266             78,987             59,122             67,080
                                                        ==========================================================================


                                                        PHOENIX-OAKHURST                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN          BERNSTEIN
                                                           ALLOCATION        VALUE EQUITY        GLOBAL VALUE      MID-CAP VALUE
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -              1,543                  -              1,460
Participant deposits                                              11,505             16,944              3,608             23,334
Participant transfers                                              6,367             12,421                  -             28,184
Participant withdrawals                                                -                 (4)                 -                (10)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     17,872             30,904              3,608             52,968
                                                        ==========================================================================


                                                         PHOENIX-SANFORD
                                                            BERNSTEIN       PHOENIX-SENECA      PHOENIX-STATE        AIM V.I.
                                                            SMALL-CAP           MID-CAP        STREET RESEARCH       CAPITAL
                                                              VALUE             GROWTH            SMALL-CAP        APPRECIATION
                                                             SERIES             SERIES             SERIES              FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                  711              4,507                  -                  -
Participant deposits                                              11,066              4,661             10,237              5,136
Participant transfers                                              9,311                382                  -             10,297
Participant withdrawals                                               (2)                 -                  -                (56)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     21,086              9,550             10,237             15,377
                                                        ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                          ALGER AMERICAN    FEDERATED FUND      FEDERATED HIGH
                                                            LEVERAGED          FOR U.S.          INCOME BOND           VIP
                                                             ALLCAP           GOVERNMENT          FUND II --       CONTRAFUND(R)
                                                            PORTFOLIO       SECURITIES II       PRIMARY SHARES       PORTFOLIO
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                1,754             75,273                686              6,227
Participant deposits                                               4,333             31,348                  -             10,706
Participant transfers                                              1,806            305,625            193,294             55,396
Participant withdrawals                                               (4)              (171)            (1,837)               (21)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                      7,889            412,075            192,143             72,308
                                                        ==========================================================================


                                                           VIP GROWTH                                                TEMPLETON
                                                          OPPORTUNITIES        VIP GROWTH       MUTUAL SHARES         FOREIGN
                                                            PORTFOLIO          PORTFOLIO       SECURITIES FUND    SECURITIES FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -             42,217             17,543             10,915
Participant deposits                                                   -             25,186             14,528             10,465
Participant transfers                                             81,526             80,321            104,240             45,314
Participant withdrawals                                           (2,961)                 -                  -                (11)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     78,565            147,724            136,311             66,683
                                                        ==========================================================================


                                                            TEMPLETON                           SCUDDER VIT         SCUDDER VIT
                                                             GROWTH         RYDEX VARIABLE     EAFE(R) EQUITY       EQUITY 500
                                                         SECURITIES FUND    TRUST JUNO FUND      INDEX FUND         INDEX FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                  -                  -            106,713
Participant deposits                                                   1             58,431                  -             20,670
Participant transfers                                             10,535             91,442             45,600             48,772
Participant withdrawals                                                -               (166)                 -                  -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     10,536            149,707             45,600            176,155
                                                        ==========================================================================


                                                                                WANGER           WANGER U.S.
                                                           TECHNOLOGY        INTERNATIONAL         SMALLER
                                                           PORTFOLIO           SMALL CAP          COMPANIES
                                                        -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                  -                788
Participant deposits                                               5,596              7,763             11,059
Participant transfers                                                  -              8,414             28,680
Participant withdrawals                                                -                  -               (521)
                                                        -------------------------------------------------------
Accumulation units outstanding, end of period                      5,596             16,177             40,006
                                                        =======================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.525% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $1,447, $127 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $3, $0 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCooper LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103







A N N U A L   R E P O R T

                              Phoenix Investor's Edge(R)

                                                     V a r i a b l e   A n n u i t y




 P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                                   DECEMBER 31, 2004


                                                              DEATH BENEFIT OPTION 2







                                   [LOGO]PHOENIX(R)

                    VA0445AR22 (C) 2005 The Phoenix Companies, Inc.


                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004


                                                             PHOENIX-                           PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM        SMALL-CAP          BERNSTEIN
                                                           INTERNATIONAL          GROWTH           GROWTH          ENHANCED INDEX
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       221,660    $       162,726    $        59,945     $     1,539,556
                                                        =================  =================  =================   =================
     Investment at market                                $       286,205    $       195,336    $        62,342     $     1,648,457
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            286,205            195,336             62,342           1,648,457
LIABILITIES
     Accrued expenses                                                423                294                 89               2,496
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       285,782    $       195,042    $        62,253     $     1,645,961
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   212,098            221,987             41,154           1,599,545
                                                        =================  =================  =================   =================
Unit value                                               $      1.347404    $      0.878623    $      1.512682     $      1.029019
                                                        =================  =================  =================   =================


                                                                                                   PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH         INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       272,724    $       131,092    $       559,908     $       155,257
                                                        =================  =================  =================   =================
     Investment at market                                $       358,691    $       142,931    $       627,441     $       214,341
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            358,691            142,931            627,441             214,341
LIABILITIES
     Accrued expenses                                                534                212                929                 322
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       358,157    $       142,719    $       626,512     $       214,019
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   181,607            146,716            593,288             183,742
                                                        =================  =================  =================   =================
Unit value                                               $      1.972150    $      0.972757    $      1.055999     $      1.164779
                                                        =================  =================  =================   =================


                                                             PHOENIX-                                                  PHOENIX-
                                                             ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION           EQUITY             MARKET              INCOME
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       386,684    $       286,644    $        97,885     $       639,122
                                                        =================  =================  =================   =================
     Investment at market                                $       420,881    $       331,058    $        97,885     $       668,766
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            420,881            331,058             97,885             668,766
LIABILITIES
     Accrued expenses                                                633                497                196               1,008
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       420,248    $       330,561    $        97,689     $       667,758
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   379,178            308,506            100,265             527,308
                                                        =================  =================  =================   =================
Unit value                                               $      1.108312    $      1.071489    $      0.974846     $      1.266353
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP          INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       310,522    $       209,948    $        25,038     $       246,174
                                                        =================  =================  =================   =================
     Investment at market                                $       320,081    $       228,282    $        31,875     $       289,920
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            320,081            228,282             31,875             289,920
LIABILITIES
     Accrued expenses                                                480                332                 48                 420
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       319,601    $       227,950    $        31,827     $       289,500
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   303,270            196,681             21,766             209,874
                                                        =================  =================  =================   =================
Unit value                                               $      1.053851    $      1.158984    $      1.462190     $      1.379402
                                                        =================  =================  =================   =================


                                                                              PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE             VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        71,333    $       125,383    $       449,844     $       229,868
                                                        =================  =================  =================   =================
     Investment at market                                $        77,101    $       133,442    $       528,406     $       299,503
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             77,101            133,442            528,406             299,503
LIABILITIES
     Accrued expenses                                                115                207                779                 449
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        76,986    $       133,235    $       527,627     $       299,054
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    51,685            102,453            378,434             201,875
                                                        =================  =================  =================   =================
Unit value                                               $      1.489514    $      1.300452    $      1.394239     $      1.481379
                                                        =================  =================  =================   =================


                                                                                PHOENIX-
                                                                                NORTHERN       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100       BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)          CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       149,812    $       160,614    $     1,182,590     $       411,172
                                                        =================  =================  =================   =================
     Investment at market                                $       178,175    $       199,337    $     1,312,779     $       522,975
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            178,175            199,337          1,312,779             522,975
LIABILITIES
     Accrued expenses                                                268                304              1,975                 781
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       177,907    $       199,033    $     1,310,804     $       522,194
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   164,689            198,904            908,282             344,874
                                                        =================  =================  =================   =================
Unit value                                               $      1.080260    $      1.000642    $      1.443169     $      1.514159
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                          PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                          MID-CAP GROWTH      APPRECIATION        CORE EQUITY          EQUITY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        82,556    $       224,805    $       147,594     $        55,163
                                                        =================  =================  =================   =================
     Investment at market                                $        96,720    $       259,292    $       143,889     $        58,727
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             96,720            259,292            143,889              58,727
LIABILITIES
     Accrued expenses                                                144                388                197                  80
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        96,576    $       258,904    $       143,692     $        58,647
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   108,648            254,085            141,427              64,175
                                                        =================  =================  =================   =================
Unit value                                               $      0.888886    $      1.018971    $      1.016012     $      0.913864
                                                        =================  =================  =================   =================


                                                                             FEDERATED FUND    FEDERATED HIGH
                                                          ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                             LEVERAGED         GOVERNMENT         FUND II --
                                                               ALLCAP         SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        50,127    $     3,135,380    $       352,144     $     2,755,968
                                                        =================  =================  =================   =================
     Investment at market                                $        54,477    $     3,081,426    $       402,533     $     3,051,029
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             54,477          3,081,426            402,533           3,051,029
LIABILITIES
     Accrued expenses                                                 82              4,669                613               4,587
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        54,395    $     3,076,757    $       401,920     $     3,046,442
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    56,913          2,834,169            314,398           2,379,814
                                                        =================  =================  =================   =================
Unit value                                               $      0.955757    $      1.085594    $      1.278382     $      1.280118
                                                        =================  =================  =================   =================


                                                                                                                     TEMPLETON
                                                            VIP GROWTH                          MUTUAL SHARES         FOREIGN
                                                           OPPORTUNITIES        VIP GROWTH        SECURITIES         SECURITIES
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                         $ 33,972          $ 348,438          $ 561,256     $       303,584
                                                        =================  =================  =================   =================
     Investment at market                                       $ 41,038          $ 408,363          $ 672,095     $       387,240
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             41,038            408,363            672,095             387,240
LIABILITIES
     Accrued expenses                                                 62                613              1,000                 570
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                                      $ 40,976          $ 407,750          $ 671,095     $       386,670
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    38,591            438,719            562,698             305,834
                                                        =================  =================  =================   =================
Unit value                                                    $ 1.061795         $ 0.929409         $ 1.192639     $      1.264311
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                            TEMPLETON                                              RYDEX VARIABLE
                                                              GROWTH          RYDEX VARIABLE    RYDEX VARIABLE      TRUST SECTOR
                                                            SECURITIES          TRUST JUNO        TRUST NOVA          ROTATION
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       319,762    $     1,198,878    $        37,388     $        57,455
                                                        =================  =================  =================   =================
     Investment at market                                $       411,430    $     1,071,752    $        40,931     $        62,989
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            411,430          1,071,752             40,931              62,989
LIABILITIES
     Accrued expenses                                                616              1,612                 54                  95
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       410,814    $     1,070,140    $        40,877     $        62,894
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   337,782          1,163,746             29,982              50,342
                                                        =================  =================  =================   =================
Unit value                                               $      1.216211    $      0.919565    $      1.363420     $      1.249350
                                                        =================  =================  =================   =================


                                                          SCUDDER VIT                                                  WANGER
                                                         EAFE(R) EQUITY       SCUDDER VIT                           INTERNATIONAL
                                                             INDEX          EQUITY 500 INDEX     TECHNOLOGY            SELECT
                                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        94,954    $       619,405    $        41,070     $        48,144
                                                        =================  =================  =================   =================
     Investment at market                                $       136,122    $       741,936    $        59,053     $        61,662
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            136,122            741,936             59,053              61,662
LIABILITIES
     Accrued expenses                                                202              1,115                 91                  88
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       135,920    $       740,821    $        58,962     $        61,574
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   108,391            693,995             80,176              41,804
                                                        =================  =================  =================   =================
Unit value                                               $      1.253985    $      1.067474    $      0.735404     $      1.472940
                                                        =================  =================  =================   =================


                                                              WANGER                              WANGER U.S.
                                                           INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER SELECT        COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       200,164    $        53,024    $       306,307
                                                        =================  =================  =================
     Investment at market                                $       284,006    $        67,989    $       410,605
                                                        -----------------  -----------------  -----------------
         Total assets                                            284,006             67,989            410,605
LIABILITIES
     Accrued expenses                                                424                102                617
                                                        -----------------  -----------------  -----------------
NET ASSETS                                               $       283,582    $        67,887    $       409,988
                                                        =================  =================  =================
Accumulation units outstanding                                   176,245             48,964            305,348
                                                        =================  =================  =================
Unit value                                               $      1.609020    $      1.386490    $      1.342691
                                                        =================  =================  =================


                       See Notes to Financial Statements
                                      SA-4

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                             PHOENIX-                           PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                             ABERDEEN        PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                           INTERNATIONAL        GROWTH             GROWTH          ENHANCED INDEX
                                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,200    $           183    $            -      $       19,939
Expenses
     Mortality and expense fees                                    3,332              3,528              1,293              16,167
     Indexing (gain) loss                                            107                 59                 21                 336
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,761             (3,404)            (1,314)              3,436
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     184               (319)            (4,323)                855
Net realized gain distribution from Fund                               -                  -              1,266                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                39,206              7,563                713             108,901
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     39,390              7,244             (2,344)            109,756
Net increase (decrease) in net assets resulting from
     operations                                          $        42,151    $         3,840    $        (3,658)    $       113,192
                                                        =================  =================  =================   =================


                                                                                                   PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH         INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,537    $         1,215    $         5,974     $             -
Expenses
     Mortality and expense fees                                    4,560              2,354              6,664               3,477
     Indexing (gain) loss                                            161                 39                137                  93
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,816             (1,178)              (827)             (3,570)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     587               (296)               (78)                406
Net realized gain distribution from Fund                          28,587                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                48,059              4,687             44,169              18,425
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     77,233              4,391             44,091              18,831
Net increase (decrease) in net assets resulting from
     operations                                          $        79,049    $         3,213    $        43,264     $        15,261
                                                        =================  =================  =================   =================


                                                             PHOENIX-                                                  PHOENIX-
                                                             ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION           EQUITY             MARKET              INCOME
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        10,467    $         2,215    $         1,218     $        53,794
Expenses
     Mortality and expense fees                                    7,162              3,576              3,572              17,652
     Indexing (gain) loss                                            108                 76                 87                 165
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       3,197             (1,437)            (2,441)             35,977
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (195)               131                  -             (25,712)
Net realized gain distribution from Fund                          10,600                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 7,849             31,584                  -             (16,999)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     18,254             31,715                  -             (42,711)
Net increase (decrease) in net assets resulting from
     operations                                          $        21,451    $        30,278    $        (2,441)    $        (6,734)
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP          INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        28,522    $         3,104    $           221     $         2,766
Expenses
     Mortality and expense fees                                   15,698              3,551                414               3,488
     Indexing (gain) loss                                            170                 57                 12                  87
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      12,654               (504)              (205)               (809)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  23,499                (30)                98                 132
Net realized gain distribution from Fund                               -                  -                309               1,612
Net change in unrealized appreciation (depreciation)
     on investment                                                (4,999)             6,483              5,211              29,540
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     18,500              6,453              5,618              31,284
Net increase (decrease) in net assets resulting from
     operations                                          $        31,154    $         5,949    $         5,413     $        30,475
                                                        =================  =================  =================   =================


                                                                              PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE             VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $        12,544    $         3,823     $         1,154
Expenses
     Mortality and expense fees                                    1,237              4,854              7,238               3,619
     Indexing (gain) loss                                             32                 32                152                 108
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,269)             7,658             (3,567)             (2,573)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      38            (18,265)               (34)                433
Net realized gain distribution from Fund                           6,215              1,736              2,017               1,746
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,850             (1,794)            48,321              48,430
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      9,103            (18,323)            50,304              50,609
Net increase (decrease) in net assets resulting from
     operations                                          $         7,834    $       (10,665)   $        46,737     $        48,036
                                                        =================  =================  =================   =================


                                                                                PHOENIX-
                                                                                NORTHERN       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100       BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)          CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,867    $         1,110    $         2,034     $             -
Expenses
     Mortality and expense fees                                    3,071              3,229             14,292              10,489
     Indexing (gain) loss                                             49                 75                387                 252
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (253)            (2,194)           (12,645)            (10,741)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     744                700                243              39,452
Net realized gain distribution from Fund                               -                  -             91,002              48,687
Net change in unrealized appreciation (depreciation)
     on investment                                                 5,037             16,531             97,794              50,120
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      5,781             17,231            189,039             138,259
Net increase (decrease) in net assets resulting from
     operations                                          $         5,528    $        15,037    $       176,394     $       127,518
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                          PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP    AIM V.I. PREMIER
                                                          MID-CAP GROWTH     APPRECIATION         CORE EQUITY           EQUITY
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(2)          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $           214     $           234
Expenses
     Mortality and expense fees                                    1,382              3,904                197                 528
     Indexing (gain) loss                                             31                 73                  4                  10
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,413)            (3,977)                13                (304)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      14                101                  3                 189
Net realized gain distribution from Fund                               -                  -              6,313                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 5,407             15,907             (3,705)              2,882
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      5,421             16,008              2,611               3,071
Net increase (decrease) in net assets resulting from
     operations                                          $         4,008    $        12,031    $         2,624     $         2,767
                                                        =================  =================  =================   =================


                                                                             FEDERATED FUND     FEDERATED HIGH
                                                         ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                            LEVERAGED         GOVERNMENT          FUND II --
                                                              ALLCAP         SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $       133,778    $       144,308     $         1,062
Expenses
     Mortality and expense fees                                      756             54,276             18,043              22,707
     Indexing (gain) loss                                             18                549                114                 539
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (774)            78,953            126,151             (22,184)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     202                146              5,762                 441
Net realized gain distribution from Fund                               -             15,622                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,616            (44,288)          (123,944)            246,107
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,818            (28,520)          (118,182)            246,548
Net increase (decrease) in net assets resulting from
     operations                                          $         3,044    $        50,433    $         7,969     $       224,364
                                                        =================  =================  =================   =================


                                                                                                                     TEMPLETON
                                                            VIP GROWTH                          MUTUAL SHARES         FOREIGN
                                                           OPPORTUNITIES       VIP GROWTH         SECURITIES         SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,060    $           533    $         4,721     $         3,450
Expenses
     Mortality and expense fees                                    3,975              6,648             10,824               5,711
     Indexing (gain) loss                                             64                121                209                 146
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,979)            (6,236)            (6,312)             (2,407)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  44,405               (556)               757                 450
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               (44,512)             8,971             67,405              51,724
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                       (107)             8,415             68,162              52,174
Net increase (decrease) in net assets resulting from
     operations                                          $        (2,086)   $         2,179    $        61,850     $        49,767
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                            TEMPLETON                                              RYDEX VARIABLE
                                                              GROWTH         RYDEX VARIABLE     RYDEX VARIABLE      TRUST SECTOR
                                                            SECURITIES         TRUST JUNO         TRUST NOVA          ROTATION
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         4,304    $             -    $            13     $             -
Expenses
     Mortality and expense fees                                    6,571             19,060                356                 752
     Indexing (gain) loss                                            151                152                 18                  (2)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (2,418)           (19,212)              (361)               (750)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     323              7,299                 29                  28
Net realized gain distribution from Fund                               -             10,632                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                50,465           (122,809)             3,257               5,302
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     50,788           (104,878)             3,286               5,330
Net increase (decrease) in net assets resulting from
     operations                                          $        48,370    $      (124,090)   $         2,925     $         4,580
                                                        =================  =================  =================   =================


                                                           SCUDDER VIT                                                 WANGER
                                                          EAFE(R) EQUITY      SCUDDER VIT                           INTERNATIONAL
                                                              INDEX         EQUITY 500 INDEX      TECHNOLOGY           SELECT
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,546    $         5,928    $             -     $           117
Expenses
     Mortality and expense fees                                    2,017             10,644              1,381                 723
     Indexing (gain) loss                                             58                207                 20                  22
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         471             (4,923)            (1,401)               (628)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     123                434             (1,974)                 49
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                18,520             60,766             (4,033)              9,740
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     18,643             61,200             (6,007)              9,789
Net increase (decrease) in net assets resulting from
     operations                                          $        19,114    $        56,277    $        (7,408)    $         9,161
                                                        =================  =================  =================   =================










                       See Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                           SMALL CAP         WANGER SELECT        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         1,381    $             -    $             -
Expenses
     Mortality and expense fees                                    4,004              1,239              6,442
     Indexing (gain) loss                                            121                 31                166
                                                        -----------------  -----------------  -----------------
Net investment income (loss)                                      (2,744)            (1,270)            (6,608)
                                                        -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     300                 26                245
Net realized gain distribution from Fund                               -                 87                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                58,618             10,541             58,326
                                                        -----------------  -----------------  -----------------
Net gain (loss) on investment                                     58,918             10,654             58,571
Net increase (decrease) in net assets resulting from
     operations                                          $        56,174    $         9,384    $        51,963
                                                        =================  =================  =================















Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 6, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.


                       See Notes to Financial Statements
                                      SA-9

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                           PHOENIX-                           PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                           ABERDEEN         PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                         INTERNATIONAL         GROWTH            GROWTH          ENHANCED INDEX
                                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(1)
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $         2,761    $        (3,404)   $        (1,314)    $         3,436
         Net realized gain (loss)                                  184               (319)            (3,057)                855
         Net change in unrealized appreciation
            (depreciation) on investment                        39,206              7,563                713             108,901
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           42,151              3,840             (3,658)            113,192
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    3,908             23,979             22,500                   -
         Participant transfers                                  93,876 (e)         16,076            (20,278)          1,551,555
         Participant withdrawals                                  (179)           (27,777)            (2,595)            (18,786)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             97,605             12,278               (373)          1,532,769
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        139,756             16,118             (4,031)          1,645,961
NET ASSETS
     Beginning of period                                       146,026            178,924             66,284                   -
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       285,782    $       195,042    $        62,253     $     1,645,961
                                                      =================  =================  =================   =================


                                                                                                 PHOENIX-            PHOENIX
                                                       PHOENIX-DUFF &         PHOENIX-           ENGEMANN            ENGEMANN
                                                         PHELPS REAL          ENGEMANN          GROWTH AND           SMALL-CAP
                                                      ESTATE SECURITIES    CAPITAL GROWTH         INCOME              GROWTH
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $         1,816    $        (1,178)   $          (827)    $        (3,570)
         Net realized gain (loss)                               29,174               (296)               (78)                406
         Net change in unrealized appreciation
            (depreciation) on investment                        48,059              4,687             44,169              18,425
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           79,049              3,213             43,264              15,261
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   43,724             12,336            103,962               2,368
         Participant transfers                                  71,241             21,100 (c)        300,700 (b)          19,954
         Participant withdrawals                                (4,464)            (2,309)            (2,495)             (4,251)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            110,501             31,127            402,167              18,071
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        189,550             34,340            445,431              33,332
NET ASSETS
     Beginning of period                                       168,607            108,379            181,081             180,687
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       358,157    $       142,719    $       626,512     $       214,019
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-10

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                           PHOENIX-                                                  PHOENIX-
                                                           ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                          STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                          ALLOCATION           EQUITY             MARKET              INCOME
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $         3,197    $        (1,437)   $        (2,441)    $        35,977
         Net realized gain (loss)                               10,405                131                  -             (25,712)
         Net change in unrealized appreciation
            (depreciation) on investment                         7,849             31,584                  -             (16,999)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           21,451             30,278             (2,441)             (6,734)
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   13,868             27,562             26,869              99,982
         Participant transfers                                   9,964            161,506 (d)        (83,826)           (679,249)(a)
         Participant withdrawals                                (7,973)            (1,208)              (631)            (11,252)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             15,859            187,860            (57,588)           (590,519)
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         37,310            218,138            (60,029)           (597,253)
NET ASSETS
     Beginning of period                                       382,938            112,423            157,718           1,265,011
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       420,248    $       330,561    $        97,689     $       667,758
                                                      =================  =================  =================   =================


                                                           PHOENIX-
                                                        GOODWIN MULTI-                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                         SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP          INTERNATIONAL
                                                          TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $        12,654    $          (504)   $          (205)    $          (809)
         Net realized gain (loss)                               23,499                (30)               407               1,744
         Net change in unrealized appreciation
            (depreciation) on investment                        (4,999)             6,483              5,211              29,540
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           31,154              5,949              5,413              30,475
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  129,742             55,512                  -             105,023
         Participant transfers                                (499,063)            31,779             16,332              61,383
         Participant withdrawals                                (7,682)            (3,772)              (166)             (1,267)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (377,003)            83,519             16,166             165,139
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (345,849)            89,468             21,579             195,614
NET ASSETS
     Beginning of period                                       665,450            138,482             10,248              93,886
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       319,601    $       227,950    $        31,827     $       289,500
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-11

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                            PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                        PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                       SMALL-CAP VALUE       DEBENTURE             VALUE               VALUE
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $        (1,269)   $         7,658    $        (3,567)    $        (2,573)
         Net realized gain (loss)                                6,253            (16,529)             1,983               2,179
         Net change in unrealized appreciation
            (depreciation) on investment                         2,850             (1,794)            48,321              48,430
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                            7,834            (10,665)            46,737              48,036
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   15,996            490,372            171,931             115,144
         Participant transfers                                  (1,146)          (551,414)            72,452              12,058
         Participant withdrawals                                  (646)              (535)            (4,463)               (868)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             14,204            (61,577)           239,920             126,334
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         22,038            (72,242)           286,657             174,370
NET ASSETS
     Beginning of period                                        54,948            205,477            240,970             124,684
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $        76,986    $       133,235    $       527,627     $       299,054
                                                      =================  =================  =================   =================


                                                                              PHOENIX-
                                                                              NORTHERN       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                           PHOENIX-          NASDAQ-100       BERNSTEIN MID-     BERNSTEIN SMALL-
                                                       NORTHERN DOW 30        INDEX(R)          CAP VALUE           CAP VALUE
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $          (253)   $        (2,194)   $       (12,645)    $       (10,741)
         Net realized gain (loss)                                  744                700             91,245              88,139
         Net change in unrealized appreciation
            (depreciation) on investment                         5,037             16,531             97,794              50,120
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                            5,528             15,037            176,394             127,518
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   24,718             30,092             34,040             121,316
         Participant transfers                                   1,521             15,140            914,953               1,842
         Participant withdrawals                                (6,122)            (6,221)           (20,229)             (9,489)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             20,117             39,011            928,764             113,669
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         25,645             54,048          1,105,158             241,187
NET ASSETS
     Beginning of period                                       152,262            144,985            205,646             281,007
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       177,907    $       199,033    $     1,310,804     $       522,194
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                        PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                        MID-CAP GROWTH      APPRECIATION        CORE EQUITY          EQUITY
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $        (1,413)   $        (3,977)   $            13     $          (304)
         Net realized gain (loss)                                   14                101              6,316                 189
         Net change in unrealized appreciation
            (depreciation) on investment                         5,407             15,907             (3,705)              2,882
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                            4,008             12,031              2,624               2,767
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   14,316             51,660                  -              18,828
         Participant transfers                                  29,847             42,402            143,656  (f)         25,100
         Participant withdrawals                                (1,246)            (4,273)            (2,588)               (398)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             42,917             89,789            141,068              43,530
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         46,925            101,820            143,692              46,297
NET ASSETS
     Beginning of period                                        49,651            157,084                  -              12,350
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $        96,576    $       258,904    $       143,692     $        58,647
                                                      =================  =================  =================   =================


                                                                           FEDERATED FUND     FEDERATED HIGH
                                                       ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                          LEVERAGED         GOVERNMENT          FUND II --
                                                            ALLCAP         SECURITIES II      PRIMARY SHARES     VIP CONTRAFUND(R)
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $          (774)   $        78,953    $       126,151     $       (22,184)
         Net realized gain (loss)                                  202             15,768              5,762                 441
         Net change in unrealized appreciation
            (depreciation) on investment                         3,616            (44,288)          (123,944)            246,107
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                            3,044             50,433              7,969             224,364
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   38,060            228,933             46,748             250,373
         Participant transfers                                   2,300             50,633         (1,647,822)          2,261,488
         Participant withdrawals                                  (277)           (81,874)           (19,409)            (27,043)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             40,083            197,692         (1,620,483)          2,484,818
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         43,127            248,125         (1,612,514)          2,709,182
NET ASSETS
     Beginning of period                                        11,268          2,828,632          2,014,434             337,260
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $        54,395    $     3,076,757    $       401,920     $     3,046,442
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-13

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                                                                   TEMPLETON
                                                         VIP GROWTH                           MUTUAL SHARES        FOREIGN
                                                        OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $        (1,979)   $        (6,236)   $        (6,312)    $        (2,407)
         Net realized gain (loss)                               44,405               (556)               757                 450
         Net change in unrealized appreciation
            (depreciation) on investment                       (44,512)             8,971             67,405              51,724
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           (2,086)             2,179             61,850              49,767
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   16,700            114,649            137,384             112,048
         Participant transfers                                (440,507)            37,367             30,442              10,706
         Participant withdrawals                                (7,205)           (37,731)           (11,530)             (2,708)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (431,012)           114,285            156,296             120,046
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (433,098)           116,464            218,146             169,813
NET ASSETS
     Beginning of period                                       474,074            291,286            452,949             216,857
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $        40,976    $       407,750    $       671,095     $       386,670
                                                      =================  =================  =================   =================


                                                         TEMPLETON                                                RYDEX VARIABLE
                                                           GROWTH         RYDEX VARIABLE     RYDEX VARIABLE        TRUST SECTOR
                                                         SECURITIES         TRUST JUNO         TRUST NOVA            ROTATION
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $        (2,418)   $       (19,212)   $          (361)    $          (750)
         Net realized gain (loss)                                  323             17,931                 29                  28
         Net change in unrealized appreciation
            (depreciation) on investment                        50,465           (122,809)             3,257               5,302
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           48,370           (124,090)             2,925               4,580
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   54,580            255,025             30,547              29,095
         Participant transfers                                  51,285            204,034              4,497              22,766
         Participant withdrawals                               (32,245)            (4,466)              (126)               (356)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             73,620            454,593             34,918              51,505
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        121,990            330,503             37,843              56,085
NET ASSETS
     Beginning of period                                       288,824            739,637              3,034               6,809
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       410,814    $     1,070,140    $        40,877     $        62,894
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                         SCUDDER VIT                                                  WANGER
                                                        EAFE(R) EQUITY      SCUDDER VIT                            INTERNATIONAL
                                                            INDEX         EQUITY 500 INDEX      TECHNOLOGY            SELECT
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $           471    $        (4,923)   $        (1,401)    $          (628)
         Net realized gain (loss)                                  123                434             (1,974)                 49
         Net change in unrealized appreciation
            (depreciation) on investment                        18,520             60,766             (4,033)              9,740
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           19,114             56,277             (7,408)              9,161
                                                      -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    9,485            183,035              6,218              18,427
         Participant transfers                                   5,984            114,742            (12,191)             18,889
         Participant withdrawals                                (2,706)            (9,455)           (28,531)               (255)
                                                      -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             12,763            288,322            (34,504)             37,061
                                                      -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         31,877            344,599            (41,912)             46,222
NET ASSETS
     Beginning of period                                       104,043            396,222            100,874              15,352
                                                      -----------------  -----------------  -----------------   -----------------
     End of period                                     $       135,920    $       740,821    $        58,962     $        61,574
                                                      =================  =================  =================   =================


                                                           WANGER                              WANGER U.S.
                                                        INTERNATIONAL                            SMALLER
                                                         SMALL CAP         WANGER SELECT        COMPANIES
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                  $        (2,744)   $        (1,270)   $        (6,608)
         Net realized gain (loss)                                  300                113                245
         Net change in unrealized appreciation
            (depreciation) on investment                        58,618             10,541             58,326
                                                      -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                           56,174              9,384             51,963
                                                      -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS

         Participant deposits                                   69,680             22,066             80,663
         Participant transfers                                  32,075            (14,158)            32,033
         Participant withdrawals                                (4,190)              (357)            (7,728)
                                                      -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             97,565              7,551            104,968
                                                      -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        153,739             16,935            156,931
NET ASSETS
     Beginning of period                                       129,843             50,952            253,057
                                                      -----------------  -----------------  -----------------
     End of period                                     $       283,582    $        67,887    $       409,988
                                                      =================  =================  =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date January 6, 2004 to December 31, 2004. (2) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                 PHOENIX-            PHOENIX-AIM         PHOENIX-ALLIANCE/      PHOENIX-DUFF &
                                                ABERDEEN               MID-CAP               BERNSTEIN            PHELPS REAL
                                              INTERNATIONAL            EQUITY             GROWTH + VALUE       ESTATE SECURITIES
                                              SUBACCOUNT(5)          SUBACCOUNT            SUBACCOUNT(1)          SUBACCOUNT
                                           -----------------      -----------------      -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)            $             31       $          (1,298)     $            (566)    $           2,597
   Net realized gain (loss)                              42                   1,636                     14                 8,181
   Net change in unrealized appreciation
      (depreciation) on investments                  25,339                  22,033                 12,444                38,602
                                           ----------------       -----------------      -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                     25,412                  22,371                 11,892                49,380
                                           ----------------       -----------------      -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             117,901                  76,809                 29,265                41,418
   Participant transfers                              2,713 +                17,625                 57,710                 2,607
   Participant withdrawals                                -                    (532)                   (73)               (2,201)
                                           ----------------       -----------------      -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                  120,614                  93,902                 86,902                41,824
                                           ----------------       -----------------      -----------------     -----------------
   Net increase (decrease) in net assets            146,026                 116,273                 98,794                91,204
NET ASSETS
   Beginning of period                                    -                   1,286                      -                77,403
                                           ----------------       -----------------      -----------------     -----------------
   End of period                           $        146,026       $         117,559      $          98,794     $         168,607
                                           ================       =================      =================     =================

                                                                      PHOENIX-                                     PHOENIX-
                                                PHOENIX-           ENGEMANN SMALL            PHOENIX-           GOODWIN MULTI-
                                                ENGEMANN             & MID-CAP             GOODWIN MONEY         SECTOR FIXED
                                             CAPITAL GROWTH            GROWTH                 MARKET                INCOME
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           ----------------       -----------------      -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)            $           (450)      $          (1,816)     $            (923)    $          33,872
   Net realized gain (loss)                               2                       9                      -                   637
   Net change in unrealized appreciation
      (depreciation) on investments                   7,182                  40,889                      -                44,194
                                           ----------------       -----------------      -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                      6,734                  39,082                   (923)               78,703
                                           ----------------       -----------------      -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              82,919                  57,106                206,809                21,309
   Participant transfers                             18,918                  71,981                (74,390)            1,047,041
   Participant withdrawals                             (591)                   (102)                  (351)               (9,718)
                                           ----------------       -----------------      -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                  101,246                 128,985                132,068             1,058,632
                                           ----------------       -----------------      -----------------     -----------------
   Net increase (decrease) in net assets            107,980                 168,067                131,145             1,137,335
NET ASSETS
   Beginning of period                                  399                  12,620                 26,573               127,676
                                           ----------------       -----------------      -----------------     -----------------
   End of period                           $        108,379       $         180,687      $         157,718     $       1,265,011
                                           ================       =================      =================     =================


                        See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                  PHOENIX-
                                               GOODWIN MULTI-                                                     PHOENIX-KAYNE
                                                SECTOR SHORT         PHOENIX-JANUS         PHOENIX-KAYNE            SMALL-CAP
                                                 TERM BOND          FLEXIBLE INCOME       RISING DIVIDENDS        QUALITY VALUE
                                               SUBACCOUNT(8)          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $           9,086      $           1,631      $            (454)    $              (25)
   Net realized gain (loss)                               219                  1,822                    826                    469
   Net change in unrealized appreciation
      (depreciation) on investments                    14,558                   (474)                12,245                  1,595
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                  23,863                  2,979                 12,617                  2,039
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                50,945                 25,993                 65,517                  7,500
   Participant transfers                              593,385                 57,958                 54,155                 (3,038)
   Participant withdrawals                             (2,743)                  (926)                  (665)                     -
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    641,587                 83,025                119,007                  4,462
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets              665,450                 86,004                131,624                  6,501
NET ASSETS
   Beginning of period                                      -                 32,624                  6,858                  3,747
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $         665,450      $         118,628      $         138,482     $           10,248
                                            =================      =================      =================     ==================

                                               PHOENIX-LAZARD                                                      PHOENIX-LORD
                                               INTERNATIONAL        PHOENIX-LAZARD         PHOENIX-LAZARD          ABBETT BOND-
                                               EQUITY SELECT       SMALL-CAP VALUE         U.S. MULTI-CAP           DEBENTURE
                                                SUBACCOUNT           SUBACCOUNT(4)          SUBACCOUNT(9)           SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $            (250)     $            (121)     $               1     $            4,598
   Net realized gain (loss)                               181                    544                     41                  1,789
   Net change in unrealized appreciation
      (depreciation) on investments                    14,191                  2,918                     85                  9,861
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                  14,122                  3,341                    127                 16,248
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                52,504                 28,274                  1,984                139,436
   Participant transfers                               23,659                 23,333                      0                 50,757
   Participant withdrawals                                (88)                     -                    (74)               (16,649)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     76,075                 51,607                  1,910                173,544
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets               90,197                 54,948                  2,037                189,792
NET ASSETS
   Beginning of period                                  3,689                      -                      -                 15,685
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $          93,886      $          54,948      $           2,037     $          205,477
                                            =================      =================      =================     ==================


                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                              PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS
                                            ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH          PHOENIX-MFS
                                                 VALUE                  VALUE                  STOCK              INVESTORS TRUST
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            -----------------      ----------------       ----------------        ----------------
FROM OPERATIONS
   Net investment income (loss)             $           (798)      $          (718)       $        (1,961)        $          (234)
   Net realized gain (loss)                              297                   641                    249                      (1)
   Net change in unrealized appreciation
      (depreciation) on investments                   30,165                21,218                 25,083                   5,143
                                            -----------------      ----------------       ----------------        ----------------
   Net increase (decrease) resulting
      from operations                                 29,664                21,141                 23,371                   4,908
                                            -----------------      ----------------       ----------------        ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              106,142                41,981                106,777                   2,499
   Participant transfers                              92,571                64,822                 48,580 ++               25,187
   Participant withdrawals                                 -               (11,855)                (1,027)                    (54)
                                            -----------------      ----------------       ----------------        ----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                       198,713                94,948                154,330                  27,632
                                            -----------------      ----------------       ----------------        ----------------
   Net increase (decrease) in net assets             228,377               116,089                177,701                  32,540
NET ASSETS
   Beginning of period                                12,593                 8,595                  1,223                  10,120
                                            -----------------      ----------------       ----------------        ----------------
   End of period                            $        240,970       $       124,684        $       178,924         $        42,660
                                            =================      ================       ================        ================

                                                                                              PHOENIX-
                                                                                              NORTHERN                PHOENIX-
                                               PHOENIX-MFS             PHOENIX-              NASDAQ-100           OAKHURST GROWTH
                                                 VALUE              NORTHERN DOW 30           INDEX(R)               AND INCOME
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            -----------------      ----------------       ----------------        ----------------
FROM OPERATIONS
   Net investment income (loss)             $             77       $           113        $        (1,071)        $          (415)
   Net realized gain (loss)                              522                    52                     25                      54
   Net change in unrealized appreciation
      (depreciation) on investments                   23,213                23,219                 22,019                  23,676
                                            -----------------      ----------------       ----------------        ----------------
   Net increase (decrease)
      resulting from operations                       23,812                23,384                 20,973                  23,315
                                            -----------------      ----------------       ----------------        ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               41,528                55,099                 68,172                  59,473
   Participant transfers                              41,196                69,999                 54,006                  91,440
   Participant withdrawals                            (1,280)                 (142)                  (226)                   (113)
                                            -----------------      ----------------       ----------------        ----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    81,444               124,956                121,952                 150,800
                                            -----------------      ----------------       ----------------        ----------------
   Net increase (decrease) in net assets             105,256               148,340                142,925                 174,115
NET ASSETS
   Beginning of period                                20,527                 3,922                  2,060                   6,966
                                            -----------------      ----------------       ----------------        ----------------
   End of period                            $        125,783       $       152,262        $       144,985         $       181,081
                                            =================      ================       ================        ================

                   See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                  PHOENIX-
                                                 OAKHURST              PHOENIX-            PHOENIX-SANFORD       PHOENIX-SANFORD
                                                 STRATEGIC          OAKHURST VALUE         BERNSTEIN GLOBAL       BERNSTEIN MID-
                                                ALLOCATION              EQUITY                  VALUE               CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $           2,094      $            (384)     $             128     $           (1,217)
   Net realized gain (loss)                                39                   (328)                     3                  5,964
   Net change in unrealized appreciation
      (depreciation) on investments                    29,789                 13,040                  8,935                 32,396
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                  31,922                 12,328                  9,066                 37,143
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               205,467                 30,419                  5,685                 85,093
   Participant transfers                               64,074                 62,607                 40,934                 85,325
   Participant withdrawals                             (1,595)                    (4)                     -                 (1,933)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    267,946                 93,022                 46,619                168,485
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets              299,868                105,350                 55,685                205,628
NET ASSETS
   Beginning of period                                 83,070                  7,073                 11,875                     18
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $         382,938      $         112,423      $          67,560     $          205,646
                                            =================      =================      =================     ==================

                                                                                           PHOENIX-STATE
                                            PHOENIX-SANFORD                               STREET RESEARCH
                                            BERNSTEIN SMALL-        PHOENIX-SENECA            SMALL-CAP          AIM V.I. CAPITAL
                                               CAP VALUE            MID-CAP GROWTH             GROWTH              APPRECIATION
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT(3)           SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $          (3,033)     $            (749)     $            (333)    $           (1,224)
   Net realized gain (loss)                             4,489                   (267)                 2,975                 (1,800)
   Net change in unrealized appreciation
      (depreciation) on investments                    70,507                 10,274                  1,684                 20,492
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                  71,963                  9,258                  4,326                 17,468
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                76,826                 33,040                  4,441                 43,670
   Participant transfers                               76,743                 (9,098)                58,033                 68,419
   Participant withdrawals                             (1,849)                  (427)                  (516)                (1,368)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    151,720                 23,515                 61,958                110,721
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets              223,683                 32,773                 66,284                128,189
NET ASSETS
   Beginning of period                                 57,324                 16,878                      -                 28,895
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $         281,007      $          49,651      $          66,284     $          157,084
                                            =================      =================      =================     ==================


                        See Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                           FEDERATED FUND         FEDERATED HIGH
                                                                    ALGER AMERICAN            FOR U.S.              INCOME BOND
                                             AIM V.I. PREMIER          LEVERAGED             GOVERNMENT             FUND II --
                                                  EQUITY                ALLCAP              SECURITIES II         PRIMARY SHARES
                                               SUBACCOUNT(6)         SUBACCOUNT(7)           SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $             (12)     $             (71)     $          35,607     $            5,941
   Net realized gain (loss)                                16                      6                 14,111                 (3,377)
   Net change in unrealized appreciation
      (depreciation) on investments                       682                    734                (33,435)               173,469
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                     686                    669                 16,283                176,033
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   934                  6,867                611,437                194,180
   Participant transfers                               10,730                  3,835                772,393              1,610,168
   Participant withdrawals                                  -                   (103)               (88,390)               (25,299)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     11,664                 10,599              1,295,440              1,779,049
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets               12,350                 11,268              1,311,723              1,955,082
NET ASSETS
   Beginning of period                                      -                      -              1,516,909                 59,352
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $          12,350      $          11,268      $       2,828,632     $        2,014,434
                                            =================      =================      =================     ==================

                                                                      VIP GROWTH                                  MUTUAL SHARES
                                            VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH             SECURITIES
                                                SUBACCOUNT           SUBACCOUNT(2)           SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $          (2,757)     $          (4,093)     $          (2,826)    $           (1,998)
   Net realized gain (loss)                               367                  7,050                    919                    105
   Net change in unrealized appreciation
      (depreciation) on investments                    48,913                 51,578                 51,621                 56,158
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                  46,523                 54,535                 49,714                 54,265
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               154,382                 10,562                131,134                184,606
   Participant transfers                              127,373                425,891                 77,350                 55,650
   Participant withdrawals                            (11,859)               (16,914)                  (630)                (2,947)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    269,896                419,539                207,854                237,309
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets              316,419                474,074                257,568                291,574
NET ASSETS
   Beginning of period                                 20,841                      -                 33,718                161,375
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $         337,260      $         474,074      $         291,286     $          452,949
                                            =================      =================      =================     ==================


                        See Notes to Financial Statements
                                      SA-20

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                TEMPLETON             TEMPLETON
                                                 FOREIGN                GROWTH             RYDEX VARIABLE        RYDEX VARIABLE
                                               SECURITIES             SECURITIES             TRUST JUNO            TRUST NOVA
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT(6)         SUBACCOUNT(9)
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $            (445)     $            (802)     $          (5,457)    $               (9)
   Net realized gain (loss)                               247                    355                 16,769                      6
   Net change in unrealized appreciation
      (depreciation) on investments                    37,112                 46,533                 (4,317)                   286
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                  36,914                 46,086                  6,995                    283
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                65,601                 68,990                228,555                  2,266
   Participant transfers                               75,945                122,161                508,837                    573
   Participant withdrawals                             (1,065)                  (476)                (4,750)                   (88)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    140,481                190,675                732,642                  2,751
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets              177,395                236,761                739,637                  3,034
NET ASSETS
   Beginning of period                                 39,462                 52,063                      -                      -
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $         216,857      $         288,824      $         739,637     $            3,034
                                            =================      =================      =================     ==================

                                              RYDEX VARIABLE          SCUDDER VIT
                                               TRUST SECTOR         EAFE(R) EQUITY          SCUDDER VIT
                                                 ROTATION               INDEX             EQUITY 500 INDEX          TECHNOLOGY
                                               SUBACCOUNT(9)         SUBACCOUNT(1)           SUBACCOUNT             SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $             (16)     $             470      $          (2,120)    $           (1,111)
   Net realized gain (loss)                                 6                    306                   (682)                 2,096
   Net change in unrealized appreciation
      (depreciation) on investments                       232                 22,648                 62,572                 21,984
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                     222                 23,424                 59,770                 22,969
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 3,399                 27,183                140,870                 45,888
   Participant transfers                                3,312                 55,783                167,938                 29,390
   Participant withdrawals                               (124)                (2,347)                (1,707)                  (287)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      6,587                 80,619                307,101                 74,991
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets                6,809                104,043                366,871                 97,960
NET ASSETS
   Beginning of period                                      -                      -                 29,351                  2,914
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $           6,809      $         104,043      $         396,222     $          100,874
                                            =================      =================      =================     ==================


                        See Notes to Financial Statements
                                      SA-21

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                        WANGER                                      WANGER U.S.
                                             WANGER FOREIGN          INTERNATIONAL                                    SMALLER
                                                  FORTY                SMALL CAP            WANGER TWENTY            COMPANIES
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT(2)            SUBACCOUNT
                                            -----------------      -----------------      -----------------     ------------------
FROM OPERATIONS
   Net investment income (loss)             $            (135)     $          (1,239)     $            (373)    $           (2,328)
   Net realized gain (loss)                                 2                  1,064                     38                    184
   Net change in unrealized appreciation
      (depreciation) on investments                     3,763                 32,637                  4,424                 44,988
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) resulting
      from operations                                   3,630                 32,462                  4,089                 42,844
                                            -----------------      -----------------      -----------------     ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 5,962                 29,206                  2,584                 71,681
   Participant transfers                                4,849                 11,767                 44,279                 84,748
   Participant withdrawals                                  -                 (1,279)                     -                   (668)
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     10,811                 39,694                 46,863                155,761
                                            -----------------      -----------------      -----------------     ------------------
   Net increase (decrease) in net assets               14,441                 72,156                 50,952                198,605
NET ASSETS
   Beginning of period                                    911                 57,687                      -                 54,452
                                            -----------------      -----------------      -----------------     ------------------
   End of period                            $          15,352      $         129,843      $          50,952     $          253,057
                                            =================      =================      =================     ==================


 + Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 24, 2003 to December 31, 2003.
(2) From inception January 28, 2003 to December 31, 2003.
(3) From inception February 12, 2003 to December 31, 2003.
(4) From inception June 25, 2003 to December 31, 2003.
(5) From inception June 27, 2003 to December 31, 2003.
(6) From inception July 1, 2003 to December 31, 2003.
(7) From inception July 2, 2003 to December 31, 2003.
(8) From inception August 8, 2003 to December 31, 2003.
(9) From inception October 23, 2003 to December 31, 2003.


                        See Notes to Financial Statements
                                      SA-22

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Investor's Edge(R) (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit changes
Phoenix-Goodwin Multi-Sector Short Term Bond Series     in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------------------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic These Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Juno Fund                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
                                                        instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the
                                                        "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite
                                                        Stock Price Index which emphasizes stocks of large U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $            107,163                   $            6,602
      Phoenix-AIM Growth Series                                                     74,223                               65,336
      Phoenix-Alger Small-Cap Growth Series                                         37,025                               37,448
      Phoenix-Alliance/Bernstein Enhanced Index Series                           1,568,490                               29,789
      Phoenix-Duff & Phelps Real Estate Securities Series                          187,189                               46,048
      Phoenix-Engemann Capital Growth Series                                        40,750                               10,720
      Phoenix-Engemann Growth and Income Series                                    434,303                               32,320
      Phoenix-Engemann Small-Cap Growth Series                                      24,370                                9,826
      Phoenix-Engemann Strategic Allocation Series                                  68,861                               39,073
      Phoenix-Engemann Value Equity Series                                         198,044                               11,275
      Phoenix-Goodwin Money Market Series                                        2,120,363                            2,180,463
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             554,890                            1,110,459
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        1,605,520                            1,970,447
      Phoenix-Kayne Rising Dividends Series                                         90,362                                7,233
      Phoenix-Kayne Small-Cap Quality Value Series                                  17,906                                1,614
      Phoenix-Lazard International Equity Select Series                            186,220                               20,001
      Phoenix-Lazard Small-Cap Value Series                                         27,895                                8,683
      Phoenix-Lord Abbett Bond-Debenture Series                                    549,682                              601,998
      Phoenix-Lord Abbett Large-Cap Value Series                                   290,854                               52,081
      Phoenix-Lord Abbett Mid-Cap Value Series                                     138,613                               12,851
      Phoenix-Northern Dow 30 Series                                                55,223                               35,331
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   61,197                               24,301
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             1,051,736                               42,957
      Phoenix-Sanford Bernstein Small-Cap Value Series                           1,554,847                            1,402,877
      Phoenix-Seneca Mid-Cap Growth Series                                          44,376                                2,814

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $             97,028                   $           11,071
      AIM V.I. Mid-Cap Core Equity Fund                                            147,888                                  297
      AIM V.I. Premier Equity Fund                                                  50,777                                7,490

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     41,970                                2,597

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             550,250                              257,941
      Federated High Income Bond Fund II -- Primary Shares                         303,667                            1,800,613

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                2,523,040                               56,308
      VIP Growth Opportunities Portfolio                                            21,827                              455,509
      VIP Growth Portfolio                                                         178,449                               70,239

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                178,703                               28,258
      Templeton Foreign Securities Fund                                            144,548                               26,649
      Templeton Growth Securities Fund                                             137,977                               66,571

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               684,075                              237,633
      Rydex Variable Trust Nova Fund                                                35,592                                  986
      Rydex Variable Trust Sector Rotation Fund                                     54,758                                3,918

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         18,191                                4,919
      Scudder VIT Equity 500 Index Fund                                            322,445                               38,528

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           6,278                               42,251

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                   38,467                                1,969
      Wanger International Small Cap                                               125,515                               30,472
      Wanger Select                                                                 51,497                               45,108
      Wanger U.S. Smaller Companies                                                178,326                               79,748

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(15)
     Accumulation units outstanding                                                 212,098           128,545                -
     Unit value                                                                   $1.347404         $1.135994                -
     Net assets (thousands)                                                            $286              $146                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          3.35%             1.93% *              -
     Total return                                                                    18.61%            23.54%                -


     PHOENIX-AIM GROWTH SERIES(5)
     Accumulation units outstanding                                                 221,987           208,391            1,689
     Unit value                                                                   $0.878623         $0.858596        $0.723627
     Net assets (thousands)                                                            $195              $179               $1
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.09%                 -                - *
     Total return                                                                     2.33%            18.65%            2.72%


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                                  41,154            43,942                -
     Unit value                                                                   $1.512682         $1.508411                -
     Net assets (thousands)                                                             $62               $66                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     0.28%            61.19%                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(20)
     Accumulation units outstanding                                               1,599,545                 -                -
     Unit value                                                                   $1.029019                 -                -
     Net assets (thousands)                                                          $1,646                 -                -
     Mortality and expense ratio                                                      1.80% *               -                -
     Investment income ratio                                                          2.21% *               -                -
     Total return                                                                     6.68%                 -                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                                 181,607           113,081           70,487
     Unit value                                                                   $1.972150         $1.491013        $1.098097
     Net assets (thousands)                                                            $358              $169              $77
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          2.58%             3.63%            4.51% *
     Total return                                                                    32.27%            35.78%            0.18%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(9)
     Accumulation units outstanding                                                 146,716           114,849              525
     Unit value                                                                   $0.972757         $0.943669        $0.759712
     Net assets (thousands)                                                            $143              $108               $0 **
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.93%             0.04%                - *
     Total return                                                                     3.08%            24.21%           (6.77%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(8)
     Accumulation units outstanding                                                 593,288           186,033            8,959
     Unit value                                                                   $1.055999         $0.973379        $0.777636
     Net assets (thousands)                                                            $627              $181               $7
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.61%             1.36%            4.56% *
     Total return                                                                     8.49%            25.17%           (2.31%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(10)
     Accumulation units outstanding                                                 183,742           167,102           16,782
     Unit value                                                                   $1.164779         $1.081297        $0.751998
     Net assets (thousands)                                                            $214              $181              $13
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     7.72%            43.79%           (1.89%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                 379,178           364,606           93,104
     Unit value                                                                   $1.108312         $1.050279        $0.892218
     Net assets (thousands)                                                            $420              $383              $83
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          2.63%             3.10%            3.64% *
     Total return                                                                     5.53%            17.72%          (10.23%)


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(6)
     Accumulation units outstanding                                                 308,506           116,342            8,905
     Unit value                                                                   $1.071489         $0.966314        $0.794369
     Net assets (thousands)                                                            $331              $112               $7
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.11%             1.03%            4.81% *
     Total return                                                                    10.88%            21.65%           11.98%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(2)
     Accumulation units outstanding                                                 100,265           160,136           26,731
     Unit value                                                                   $0.974846         $0.984898        $0.996130
     Net assets (thousands)                                                             $98              $158              $27
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.61%             0.59%            1.09% *
     Total return                                                                    (1.02%)           (1.13%)          (0.28%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(1)
     Accumulation units outstanding                                                 527,308         1,048,025          119,012
     Unit value                                                                   $1.266353         $1.207042        $1.072796
     Net assets (thousands)                                                            $668            $1,265             $128
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          5.49%             6.91%            8.10% *
     Total return                                                                     4.91%            12.51%            5.82%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(18)
     Accumulation units outstanding                                                 303,270           653,169                -
     Unit value                                                                   $1.053851         $1.018801                -
     Net assets (thousands)                                                            $320              $665                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          3.27%             5.79% *              -
     Total return                                                                     3.44%             4.18%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(6)
     Accumulation units outstanding                                                 196,681           123,505            7,153
     Unit value                                                                   $1.158984         $1.121273        $0.958731
     Net assets (thousands)                                                            $228              $138               $7
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.57%             1.12%            1.43% *
     Total return                                                                     3.36%            16.95%           (4.92%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(7)
     Accumulation units outstanding                                                  21,766             8,650            3,736
     Unit value                                                                   $1.462190         $1.184684        $1.002986
     Net assets (thousands)                                                             $32               $10               $4
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.96%             1.55%            4.56% *
     Total return                                                                    23.42%            18.12%            2.19%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(7)
     Accumulation units outstanding                                                 209,874            77,436            3,879
     Unit value                                                                   $1.379402         $1.212432        $0.951068
     Net assets (thousands)                                                            $290               $94               $4
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.43%             1.21%                - *
     Total return                                                                    13.77%            27.48%            0.33%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                  51,685            41,431                -
     Unit value                                                                   $1.489514         $1.326235                -
     Net assets (thousands)                                                             $77               $55                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -             0.46% *              -
     Total return                                                                    12.31%            22.87%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(7)
     Accumulation units outstanding                                                 102,453           168,234           14,850
     Unit value                                                                   $1.300452         $1.221375        $1.056208
     Net assets (thousands)                                                            $133              $205              $16
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          4.65%             6.34%           15.11% *
     Total return                                                                     6.47%            15.64%            3.80%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(7)
     Accumulation units outstanding                                                 378,434           191,191           12,778
     Unit value                                                                   $1.394239         $1.260366        $0.985468
     Net assets (thousands)                                                            $528              $241              $13
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.95%             1.01%            1.23% *
     Total return                                                                    10.62%            27.90%            1.30%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(6)
     Accumulation units outstanding                                                 201,875           102,689            8,652
     Unit value                                                                   $1.481379         $1.214197        $0.993395
     Net assets (thousands)                                                            $299              $125               $9
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.57%             0.79%            2.18% *
     Total return                                                                    22.00%            22.23%           16.28%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(5)
     Accumulation units outstanding                                                 164,689           144,877            4,669
     Unit value                                                                   $1.080260         $1.050974        $0.840032
     Net assets (thousands)                                                            $178              $152               $4
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.68%             2.01%            4.23% *
     Total return                                                                     2.79%            25.11%            5.14%


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(5)
     Accumulation units outstanding                                                 198,904           156,569            3,252
     Unit value                                                                   $1.000642         $0.926015        $0.633501
     Net assets (thousands)                                                            $199              $145               $2
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.62%                 -                - *
     Total return                                                                     8.06%            46.17%           12.57%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                 908,282           168,489               21
     Unit value                                                                   $1.443169         $1.220535        $0.881636
     Net assets (thousands)                                                          $1,311              $206               $0 **
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.26%             0.39%            1.16% *
     Total return                                                                    18.24%            38.44%            0.11%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 344,874           223,572           64,433
     Unit value                                                                   $1.514159         $1.256906        $0.889679
     Net assets (thousands)                                                            $522              $281              $57
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -            1.06% *
     Total return                                                                    20.47%            41.28%          (20.37%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                 108,648            58,539           25,176
     Unit value                                                                   $0.888886         $0.848163        $0.670400
     Net assets (thousands)                                                             $97               $50              $17
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.80%            26.52%           (8.75%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(7)
     Accumulation units outstanding                                                 254,085           161,415           37,765
     Unit value                                                                   $1.018971         $0.973164        $0.765123
     Net assets (thousands)                                                            $259              $157              $29
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.71%            27.19%           (3.53%)


     AIM V.I. MID-CAP CORE EQUITY FUND(21)
     Accumulation units outstanding                                                 141,427                 -                -
     Unit value                                                                   $1.016012                 -                -
     Net assets (thousands)                                                            $144                 -                -
     Mortality and expense ratio                                                      1.80% *               -                -
     Investment income ratio                                                          1.95% *               -                -
     Total return                                                                     1.84%                 -                -


     AIM V.I. PREMIER EQUITY FUND(16)
     Accumulation units outstanding                                                  64,175            14,036                -
     Unit value                                                                   $0.913864         $0.879825                -
     Net assets (thousands)                                                             $59               $12                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          0.80%             1.40% *              -
     Total return                                                                     3.87%            11.44%                -


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(17)
     Accumulation units outstanding                                                  56,913            12,524                -
     Unit value                                                                   $0.955757         $0.899616                -
     Net assets (thousands)                                                             $54               $11                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     6.24%             8.23%                -


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                               2,834,169         2,651,091        1,429,139
     Unit value                                                                   $1.085594         $1.066969        $1.061414
     Net assets (thousands)                                                          $3,077            $2,829           $1,517
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          4.44%             3.27%                - *
     Total return                                                                     1.75%             0.52%            5.13%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(2)
     Accumulation units outstanding                                                 314,398         1,709,292           60,428
     Unit value                                                                   $1.278382         $1.178520        $0.981955
     Net assets (thousands)                                                            $402            $2,014              $59
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                         14.40%             2.40%                - *
     Total return                                                                     8.47%            20.02%           (1.83%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(2)
     Accumulation units outstanding                                               2,379,814           298,406           23,243
     Unit value                                                                   $1.280118         $1.130206        $0.896675
     Net assets (thousands)                                                          $3,046              $337              $21
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.08%             0.07%                - *
     Total return                                                                    13.26%            26.04%           (0.86%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(12)
     Accumulation units outstanding                                                  38,591           469,399                -
     Unit value                                                                   $1.061795         $1.009958                -
     Net assets (thousands)                                                             $41              $474                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          0.93%             0.01% *              -
     Total return                                                                     5.13%            30.86%                -


     VIP GROWTH PORTFOLIO(3)
     Accumulation units outstanding                                                 438,719           317,812           47,971
     Unit value                                                                   $0.929409         $0.916536        $0.702896
     Net assets (thousands)                                                            $408              $291              $34
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.14%             0.09%                - *
     Total return                                                                     1.40%            30.39%           (1.93%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(1)
     Accumulation units outstanding                                                 562,698           420,065          183,927
     Unit value                                                                   $1.192639         $1.078280        $0.877386
     Net assets (thousands)                                                            $671              $453             $161
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.79%             1.01%            1.09% *
     Total return                                                                    10.61%            22.90%          (15.90%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     TEMPLETON FOREIGN SECURITIES FUND(1)
     Accumulation units outstanding                                                 305,834           199,643           47,168
     Unit value                                                                   $1.264311         $1.086214        $0.836609
     Net assets (thousands)                                                            $387              $217              $39
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.09%             1.44%            1.35% *
     Total return                                                                    16.40%            29.84%          (23.00%)


     TEMPLETON GROWTH SECURITIES FUND(1)
     Accumulation units outstanding                                                 337,782           270,581           63,289
     Unit value                                                                   $1.216211         $1.067424        $0.822617
     Net assets (thousands)                                                            $411              $289              $52
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.18%             1.28%            1.83% *
     Total return                                                                    13.94%            29.76%          (22.75%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(16)
     Accumulation units outstanding                                               1,163,746           705,613                -
     Unit value                                                                   $0.919565         $1.048221                -
     Net assets (thousands)                                                          $1,070              $740                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                   (12.27%)            3.30%                -


     RYDEX VARIABLE TRUST NOVA FUND(19)
     Accumulation units outstanding                                                  29,982             2,505                -
     Unit value                                                                   $1.363420         $1.211285                -
     Net assets (thousands)                                                             $41                $3                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          0.07%                 - *              -
     Total return                                                                    12.56%            10.71%                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(19)
     Accumulation units outstanding                                                  50,342             5,925                -
     Unit value                                                                   $1.249350         $1.149129                -
     Net assets (thousands)                                                             $63                $7                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     8.72%             4.42%                -

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(11)
     Accumulation units outstanding                                                 108,391            97,011                -
     Unit value                                                                   $1.253985         $1.072483                -
     Net assets (thousands)                                                            $136              $104                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          2.27%             2.66% *              -
     Total return                                                                    16.92%            33.59%                -


     SCUDDER VIT EQUITY 500 INDEX FUND(5)
     Accumulation units outstanding                                                 693,995           403,109           37,582
     Unit value                                                                   $1.067474         $0.982917        $0.781008
     Net assets (thousands)                                                            $741              $396              $29
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.00%             0.92%            9.74% *
     Total return                                                                     8.60%            25.85%            3.75%


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(3)
     Accumulation units outstanding                                                  80,176           132,484            5,554
     Unit value                                                                   $0.735404         $0.761404        $0.524678
     Net assets (thousands)                                                             $59              $101               $3
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    (3.41%)           45.12%            0.46%


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(8)
     Accumulation units outstanding                                                  41,804            12,726            1,047
     Unit value                                                                   $1.472940         $1.206323        $0.869760
     Net assets (thousands)                                                             $62               $15               $1
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.29%             0.11%                - *
     Total return                                                                    22.10%            38.70%            2.51%


     WANGER INTERNATIONAL SMALL CAP(1)
     Accumulation units outstanding                                                 176,245           103,234           67,049
     Unit value                                                                   $1.609020         $1.257751        $0.860365
     Net assets (thousands)                                                            $284              $130              $58
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.62%             0.28%                - *
     Total return                                                                    27.93%            46.19%          (21.93%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     WANGER SELECT(12)
     Accumulation units outstanding                                                  48,964            43,054                -
     Unit value                                                                   $1.386490         $1.183418                -
     Net assets (thousands)                                                             $68               $51                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                    17.16%            30.21%                -


     WANGER U.S. SMALLER COMPANIES(3)
     Accumulation units outstanding                                                 305,348           219,009           66,281
     Unit value                                                                   $1.342691         $1.155468         0.821542
     Net assets (thousands)                                                            $410              $253              $54
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    16.20%            40.65%            1.66%


MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception May 23, 2002 to December 31, 2002.                   (12) From inception January 28, 2003 to December 31, 2003.
(2) From inception June 13, 2002 to December 31, 2002.                  (13) From inception February 12, 2003 to December 31, 2003.
(3) From inception August 1, 2002 to December 31, 2002.                 (14) From inception June 25, 2003 to December 31, 2003.
(4) From inception September 10, 2002 to December 31, 2002.             (15) From inception June 27, 2003 to December 31, 2003.
(5) From inception October 1, 2002 to December 31, 2002.                (16) From inception July 1, 2003 to December 31, 2003.
(6) From inception October 9, 2002 to December 31, 2002.                (17) From inception July 2, 2003 to December 31, 2003.
(7) From inception October 31, 2002 to December 31, 2002.               (18) From inception August 8, 2003 to December 31, 2003.
(8) From inception November 1, 2002 to December 31, 2002.               (19) From inception October 23, 2003 to December 31, 2003.
(9) From inception December 2, 2002 to December 31, 2002.               (20) From inception January 6, 2004 to December 31, 2004.
(10) From inception December 10, 2002 to December 31, 2002.             (21) From inception December 3, 2004 to December 31, 2004.
(11) From inception January 24, 2003 to December 31, 2003.              *Annualized.
                                                                        ** Net Assets are less than $500.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                   SUBACCOUNT
                                                ---------------------------------------------------------------------------------

                                                    PHOENIX-                                 PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                    ABERDEEN            PHOENIX-AIM             SMALL-CAP           BERNSTEIN
                                                  INTERNATIONAL            GROWTH                GROWTH           ENHANCED INDEX
                                                     SERIES                SERIES                SERIES               SERIES
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 128,545               208,391               43,942                    -
Participant deposits                                       3,299                27,426               14,175                    -
Participant transfers                                     80,395 (e)            18,718              (15,246)           1,618,209
Participant withdrawals                                     (141)              (32,548)              (1,717)             (18,664)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
end of period                                            212,098               221,987               41,154            1,599,545
                                                =================================================================================

                                                                                               PHOENIX-             PHOENIX-
                                                 PHOENIX-DUFF &           PHOENIX-             ENGEMANN             ENGEMANN
                                                   PHELPS REAL            ENGEMANN            GROWTH AND         SMALL & MID-CAP
                                                ESTATE SECURITIES      CAPITAL GROWTH           INCOME               GROWTH
                                                      SERIES               SERIES               SERIES               SERIES
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 113,081               114,849              186,033              167,102
Participant deposits                                      26,088                12,696              104,930                2,094
Participant transfers                                     44,827                21,637 (c)          304,830 (b)           18,431
Participant withdrawals                                   (2,389)               (2,466)              (2,505)              (3,885)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       181,607               146,716              593,288              183,742
                                                =================================================================================

                                                    PHOENIX-                                                        PHOENIX-
                                                    ENGEMANN              PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                                    STRATEGIC          ENGEMANN VALUE       GOODWIN MONEY         SECTOR FIXED
                                                   ALLOCATION              EQUITY               MARKET               INCOME
                                                      SERIES               SERIES               SERIES               SERIES
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 364,606               116,342              160,136            1,048,025
Participant deposits                                      12,857                27,200               27,438               82,049
Participant transfers                                      9,154               166,171 (d)          (86,663)            (593,772)(a)
Participant withdrawals                                   (7,439)               (1,207)                (646)              (8,994)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       379,178               308,506              100,265              527,308
                                                =================================================================================

                                                     PHOENIX-
                                                  GOODWIN MULTI-                             PHOENIX-KAYNE       PHOENIX-LAZARD
                                                   SECTOR SHORT        PHOENIX-KAYNE           SMALL-CAP          INTERNATIONAL
                                                    TERM BOND         RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                                      SERIES               SERIES                SERIES               SERIES
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 653,169               123,505                8,650               77,436
Participant deposits                                     126,166                48,543                    -               84,839
Participant transfers                                   (468,656)               27,970               13,229               48,609
Participant withdrawals                                   (7,409)               (3,337)                (113)              (1,010)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       303,270               196,681               21,766              209,874
                                                =================================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                   SUBACCOUNT
                                                ---------------------------------------------------------------------------------

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                  PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                 SMALL-CAP VALUE         DEBENTURE               VALUE                VALUE
                                                      SERIES               SERIES                SERIES               SERIES
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                  41,431               168,234              191,191              102,689
Participant deposits                                      11,383               398,711              133,726               90,337
Participant transfers                                       (667)             (464,071)              56,956                9,497
Participant withdrawals                                     (462)                 (421)              (3,439)                (648)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        51,685               102,453              378,434              201,875
                                                =================================================================================


                                                                         PHOENIX-
                                                                         NORTHERN          PHOENIX-SANFORD       PHOENIX-SANFORD
                                                    PHOENIX-            NASDAQ-100          BERNSTEIN MID-       BERNSTEIN SMALL-
                                                 NORTHERN DOW 30         INDEX(R)             CAP VALUE             CAP VALUE
                                                     SERIES               SERIES                SERIES                SERIES
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 144,877               156,569              168,489              223,572
Participant deposits                                      23,873                32,201               25,975               93,220
Participant transfers                                      1,753                16,649              728,580               34,817
Participant withdrawals                                   (5,814)               (6,515)             (14,762)              (6,735)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       164,689               198,904              908,282              344,874
                                                =================================================================================

                                                  PHOENIX-SENECA      AIM V.I. CAPITAL     AIM V.I. MID-CAP     AIM V.I. PREMIER
                                                  MID-CAP GROWTH        APPRECIATION         CORE EQUITY             EQUITY
                                                      SERIES                FUND                 FUND                 FUND
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                  58,539               161,415                    -               14,036
Participant deposits                                      16,282                53,563                    -               21,785
Participant transfers                                     35,306                43,499              143,998 (f)           28,794
Participant withdrawals                                   (1,479)               (4,392)              (2,571)                (440)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       108,648               254,085              141,427               64,175
                                                =================================================================================

                                                  ALGER AMERICAN        FEDERATED FUND       FEDERATED HIGH
                                                    LEVERAGED             FOR U.S.            INCOME BOND
                                                     ALLCAP              GOVERNMENT            FUND II --       VIP CONTRAFUND(R)
                                                    PORTFOLIO          SECURITIES II        PRIMARY SHARES         PORTFOLIO
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                  12,524             2,651,091            1,709,292              298,406
Participant deposits                                      41,704               211,905               39,018              216,274
Participant transfers                                      2,982                47,024           (1,417,826)           1,886,658
Participant withdrawals                                     (297)              (75,851)             (16,086)             (21,524)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        56,913             2,834,169              314,398            2,379,814
                                                =================================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                   SUBACCOUNT
                                                ---------------------------------------------------------------------------------
                                                                                                                    TEMPLETON
                                                   VIP GROWTH                                MUTUAL SHARES           FOREIGN
                                                  OPPORTUNITIES         VIP GROWTH            SECURITIES            SECURITIES
                                                    PORTFOLIO            PORTFOLIO               FUND                  FUND
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 469,399               317,812              420,065              199,643
Participant deposits                                      16,841               120,960              124,990               98,639
Participant transfers                                   (440,494)               40,904               27,840                9,855
Participant withdrawals                                   (7,155)              (40,957)             (10,197)              (2,303)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        38,591               438,719              562,698              305,834
                                                =================================================================================

                                                   TEMPLETON                                                      RYDEX VARIABLE
                                                     GROWTH            RYDEX VARIABLE       RYDEX VARIABLE         TRUST SECTOR
                                                   SECURITIES            TRUST JUNO           TRUST NOVA             ROTATION
                                                      FUND                  FUND                 FUND                  FUND
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                 270,581               705,613                2,505                5,925
Participant deposits                                      49,373               256,438               23,875               25,193
Participant transfers                                     47,296               206,200                3,698               19,417
Participant withdrawals                                  (29,468)               (4,505)                 (96)                (193)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       337,782             1,163,746                 29,982             50,342
                                                =================================================================================

                                                  SCUDDER VIT
                                                 EAFE(R) EQUITY         SCUDDER VIT                                  WANGER
                                                     INDEX            EQUITY 500 INDEX        TECHNOLOGY          INTERNATIONAL
                                                      FUND                  FUND              PORTFOLIO              SELECT
                                                -----------------    ------------------    -----------------    -----------------
Accumulation units outstanding,
     beginning of period                                  97,011               403,109              132,484               12,726
Participant deposits                                       8,766               186,145                8,017               14,501
Participant transfers                                      5,047               114,038              (20,131)              14,772
Participant withdrawals                                   (2,433)               (9,297)             (40,194)                (195)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       108,391               693,995               80,176               41,804
                                                =================================================================================

                                                     WANGER                                   WANGER U.S.
                                                  INTERNATIONAL                                 SMALLER
                                                   SMALL CAP           WANGER SELECT           COMPANIES
                                                -----------------    ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                 103,234                43,054              219,009
Participant deposits                                      51,679                17,970               66,909
Participant transfers                                     24,077               (11,768)              25,673
Participant withdrawals                                   (2,745)                 (292)              (6,243)
                                                ------------------------------------------------------------
Accumulation units outstanding,
     end of period                                       176,245                48,964              305,348
                                                ============================================================


(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.

(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.

(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.

(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.

(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.

(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                          PHOENIX-                                                PHOENIX-DUFF &
                                                          ABERDEEN         PHOENIX-AIM      PHOENIX-ALLIANCE/       PHELPS REAL
                                                        INTERNATIONAL        MID-CAP         BERNSTEIN GROWTH    ESTATE SECURITIES
                                                           SERIES         EQUITY SERIES       + VALUE SERIES           SERIES
                                                       --------------     --------------    -----------------    -----------------
Accumulation units outstanding, beginning of period                 -              1,464                    -               70,487
Participant deposits                                          126,012             87,349               34,678               35,176
Participant transfers                                           2,533             17,970               68,680                9,104
Participant withdrawals                                             -               (511)                 (75)              (1,686)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                 128,545            106,272              103,283              113,081
                                                       ===========================================================================

                                                          PHOENIX-           PHOENIX-                                 PHOENIX-
                                                          ENGEMANN        ENGEMANN SMALL         PHOENIX-          GOODWIN MULTI-
                                                       CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY         SECTOR FIXED
                                                           SERIES         GROWTH SERIES       MARKET SERIES        INCOME SERIES
                                                       --------------     --------------    -----------------    -----------------
Accumulation units outstanding, beginning of period               525             16,782               26,731              119,012
Participant deposits                                           93,498             66,239              209,060               18,109
Participant transfers                                          21,488             84,174              (75,299)             919,207
Participant withdrawals                                          (662)               (93)                (356)              (8,303)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                 114,849            167,102              160,136            1,048,025
                                                       ===========================================================================

                                                          PHOENIX-
                                                       GOODWIN MULTI-                                              PHOENIX-KAYNE
                                                        SECTOR SHORT      PHOENIX-JANUS       PHOENIX-KAYNE          SMALL-CAP
                                                          TERM BOND      FLEXIBLE INCOME     RISING DIVIDENDS      QUALITY VALUE
                                                           SERIES             SERIES              SERIES               SERIES
                                                       --------------    ---------------    -----------------    -----------------
Accumulation units outstanding, beginning of period                 -             30,267                7,153                3,736
Participant deposits                                           50,933             23,215               63,049                6,874
Participant transfers                                         604,971             52,704               53,922               (1,960)
Participant withdrawals                                        (2,735)              (842)                (619)                   -
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                 653,169            105,344              123,505                8,650
                                                       ===========================================================================

                                                       PHOENIX-LAZARD
                                                        INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD        PHOENIX-LORD
                                                        EQUITY SELECT    SMALL-CAP VALUE      U.S. MULTI-CAP        ABBETT BOND-
                                                           SERIES             SERIES              SERIES          DEBENTURE SERIES
                                                       --------------    ---------------    -----------------    -----------------
Accumulation units outstanding, beginning of period             3,879                  -                    -               14,850
Participant deposits                                           51,806             21,632                1,671              122,819
Participant transfers                                          21,824             19,799                    -               44,860
Participant withdrawals                                           (73)                 -                  (57)             (14,295)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                  77,436             41,431                1,614              168,234
                                                       ===========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       -------------------------------------------------------------------------
                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS        PHOENIX-MFS
                                                        ABBETT LARGE-CAP    ABBETT MID-CAP   INVESTORS GROWTH    INVESTORS TRUST
                                                          VALUE SERIES       VALUE SERIES      STOCK SERIES          SERIES
                                                       -----------------    --------------   ----------------    ---------------
Accumulation units outstanding, beginning of period               12,778             8,652              1,689             12,665
Participant deposits                                              95,982            42,567            141,637              2,994
Participant transfers                                             82,431            62,549             66,316             28,750
Participant withdrawals                                                -           (11,079)            (1,251)               (60)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    191,191           102,689            208,391             44,349
                                                       =========================================================================

                                                                                                 PHOENIX-           PHOENIX-
                                                                               PHOENIX-          NORTHERN        OAKHURST GROWTH
                                                          PHOENIX-MFS      NORTHERN DOW 30      NASDAQ-100         AND INCOME
                                                          VALUE SERIES          SERIES        INDEX(R) SERIES         SERIES
                                                       -----------------   ---------------   ----------------    ---------------
Accumulation units outstanding, beginning of period               23,839             4,669              3,252              8,959
Participant deposits                                              48,215            62,942             88,268             69,665
Participant transfers                                             48,442            77,413             65,302            107,534
Participant withdrawals                                           (1,351)             (147)              (253)              (125)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    119,145           144,877            156,569            186,033
                                                       =========================================================================

                                                            PHOENIX-
                                                            OAKHURST           PHOENIX-       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           STRATEGIC        OAKHURST VALUE   BERNSTEIN GLOBAL    BERNSTEIN MID-
                                                       ALLOCATION SERIES    EQUITY SERIES      VALUE SERIES     CAP VALUE SERIES
                                                       -----------------    --------------   ----------------    ---------------
Accumulation units outstanding, beginning of period               93,104             8,905             13,815                 21
Participant deposits                                             205,500            36,097              5,998             83,639
Participant transfers                                             67,558            71,345             40,466             86,535
Participant withdrawals                                           (1,556)               (5)                 -             (1,706)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    364,606           116,342             60,279            168,489
                                                       =========================================================================

                                                                                               PHOENIX-STATE
                                                        PHOENIX-SANFORD     PHOENIX-SENECA    STREET RESEARCH   AIM V.I. CAPITAL
                                                        BERNSTEIN SMALL-    MID-CAP GROWTH       SMALL-CAP        APPRECIATION
                                                        CAP VALUE SERIES        SERIES         GROWTH SERIES          FUND
                                                       -----------------    --------------   ----------------    ---------------
Accumulation units outstanding, beginning of period               64,433            25,176                  -             37,765
Participant deposits                                              82,295            44,846              3,531             55,496
Participant transfers                                             78,446           (10,945)            40,767             69,609
Participant withdrawals                                           (1,602)             (538)              (356)            (1,455)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    223,572            58,539             43,942            161,415
                                                       =========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       -------------------------------------------------------------------------
                                                                                               FEDERATED FUND     FEDERATED HIGH
                                                                            ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                        AIM V.I. PREMIER   LEVERAGED ALLCAP      GOVERNMENT         FUND II --
                                                           EQUITY FUND         PORTFOLIO        SECURITIES II     PRIMARY SHARES
                                                       -----------------   ----------------   ----------------   ---------------
Accumulation units outstanding, beginning of period                    -                  -          1,429,139            60,428
Participant deposits                                               1,174              8,028            574,624           183,401
Participant transfers                                             12,862              4,611            730,838         1,487,872
Participant withdrawals                                                -               (115)           (83,510)          (22,409)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                     14,036             12,524          2,651,091         1,709,292
                                                       =========================================================================

                                                                              VIP GROWTH
                                                       VIP CONTRAFUND(R)     OPPORTUNITIES      VIP GROWTH        MUTUAL SHARES
                                                           PORTFOLIO           PORTFOLIO         PORTFOLIO       SECURITIES FUND
                                                       -----------------   ----------------   ----------------   ---------------
Accumulation units outstanding, beginning of period               23,243                  -             47,971           183,927
Participant deposits                                             158,650             11,643            171,957           179,761
Participant transfers                                            128,220            475,822             98,592            59,225
Participant withdrawals                                          (11,707)           (18,066)              (708)           (2,848)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    298,406            469,399            317,812           420,065
                                                       =========================================================================

                                                            TEMPLETON          TEMPLETON
                                                             FOREIGN            GROWTH         RYDEX VARIABLE     RYDEX VARIABLE
                                                         SECURITIES FUND    SECURITIES FUND    TRUST JUNO FUND   TRUST NOVA FUND
                                                       -----------------   ----------------   ----------------   ---------------
Accumulation units outstanding, beginning of period               47,168             63,289                  -                 -
Participant deposits                                              68,464             74,141            202,691             2,071
Participant transfers                                             85,083            133,687            507,171               506
Participant withdrawals                                           (1,072)              (536)            (4,249)              (72)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    199,643            270,581            705,613             2,505
                                                       =========================================================================

                                                                              SCUDDER VIT
                                                         RYDEX VARIABLE      EAFE(R) EQUITY      SCUDDER VIT
                                                          TRUST SECTOR           INDEX        EQUITY 500 INDEX      TECHNOLOGY
                                                          ROTATION FUND          FUND               FUND            PORTFOLIO
                                                       -----------------   ----------------   ----------------   ---------------
Accumulation units outstanding, beginning of period                    -                  -             37,582             5,554
Participant deposits                                               3,089             32,609            178,356            83,403
Participant transfers                                              2,944             66,775            189,022            43,885
Participant withdrawals                                             (108)            (2,373)            (1,851)             (358)
                                                       -------------------------------------------------------------------------
Accumulation units outstanding, end of period                      5,925             97,011            403,109           132,484
                                                       =========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                        ------------------------------------------------------------------------
                                                                                  WANGER                           WANGER U.S.
                                                         WANGER FOREIGN       INTERNATIONAL                          SMALLER
                                                             FORTY              SMALL CAP       WANGER TWENTY       COMPANIES
                                                        ----------------     --------------   ----------------   ---------------
Accumulation units outstanding, beginning of period                1,047             67,049                  -            66,281
Participant deposits                                               6,706             27,167              2,645            65,153
Participant transfers                                              4,973             10,072             40,409            88,162
Participant withdrawals                                                -             (1,054)                 -              (587)
                                                        ------------------------------------------------------------------------
Accumulation units outstanding, end of period                     12,726            103,234             43,054           219,009
                                                        ========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.675% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $4,023, $525 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,198, $0 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




[LOGO] PRICEWATERHOUSECOOPERS


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS MARCH 31, 2005

                                                  TABLE OF CONTENTS

                                                                                                                 Page

Unaudited Interim Condensed Consolidated Financial Statements:

Unaudited Interim Condensed Consolidated Balance Sheet at March 31, 2005 (unaudited) and
  December 31, 2004.......................................................................................       F-43

Unaudited Interim Condensed Consolidated Statement of Income, Comprehensive Income and
  Changes in Stockholder's Equity for the three months ended March 31, 2005 and 2004......................       F-44

Unaudited Interim Condensed Consolidated Statement of Cash Flows for the three months
  ended March 31, 2005 and 2004...........................................................................       F-45

Notes to Unaudited Interim Condensed Consolidated Financial Statements for the three months
  ended March 31, 2005 and 2004...........................................................................    F-46 - F-56

                                            PHOENIX LIFE INSURANCE COMPANY
                                UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET
                                               ($ amounts in millions)
                                   MARCH 31, 2005 (UNAUDITED) AND DECEMBER 31, 2004

                                                                                                   2005            2004
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................    $   13,451.6    $   13,473.6
Available-for-sale equity securities, at fair value.......................................           135.6           160.2
Trading equity securities, at fair value..................................................            65.9            87.3
Mortgage loans, at unpaid principal balances..............................................           181.1           207.9
Venture capital partnerships, at equity in net assets.....................................           250.5           255.3
Policy loans, at unpaid principal balances................................................         2,207.6         2,196.7
Other investments.........................................................................           329.1           367.5
                                                                                             --------------- ---------------
                                                                                                  16,621.4        16,748.5
Available-for-sale debt and equity securities pledged as collateral.......................         1,235.1         1,278.8
                                                                                             --------------- ---------------
TOTAL INVESTMENTS.........................................................................        17,856.5        18,027.3
Cash and cash equivalents.................................................................           273.0           324.0
Accrued investment income.................................................................           226.5           222.3
Premiums, accounts and notes receivable...................................................           203.3           163.7
Deferred policy acquisition costs.........................................................         1,452.5         1,388.1
Intangible assets.........................................................................             0.6             0.6
Goodwill..................................................................................             4.5             4.5
Other assets..............................................................................           158.8           157.1
Separate account assets...................................................................         7,284.4         6,950.3
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................    $   27,460.1    $   27,237.9
                                                                                             =============== ===============

LIABILITIES:
Policy liabilities and accruals...........................................................    $   13,082.2    $   13,132.3
Policyholder deposit funds................................................................         3,425.8         3,492.4
Indebtedness..............................................................................           204.1           204.1
Deferred income taxes.....................................................................            21.0            21.5
Other liabilities.........................................................................           407.4           334.6
Non-recourse collateralized obligations...................................................         1,301.4         1,355.2
Separate account liabilities..............................................................         7,284.4         6,950.3
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................        25,726.3        25,490.4
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 7)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................            44.8            47.5
                                                                                             --------------- ---------------

STOCKHOLDER'S EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized and outstanding..................            10.0            10.0
Additional paid-in capital................................................................         1,714.9         1,714.9
Accumulated deficit.......................................................................           (54.3)          (73.4)
Accumulated other comprehensive income....................................................            18.4            48.5
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         1,689.0         1,700.0
                                                                                             --------------- ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................    $   27,460.1    $   27,237.9
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                                            PHOENIX LIFE INSURANCE COMPANY
                  UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME
                                         AND CHANGES IN STOCKHOLDER'S EQUITY
                                               ($ amounts in millions)
                                    THREE MONTHS ENDED MARCH 31, 2005 AND 2004

                                                                                                   2005            2004
                                                                                             --------------- ---------------
REVENUES:
Premiums..................................................................................    $      226.8    $      232.7
Insurance and investment product fees.....................................................            74.8            72.6
Investment income, net of expenses........................................................           266.7           276.0
Net realized investment gains (losses)....................................................           (17.6)            5.8
                                                                                             --------------- ---------------
TOTAL REVENUES............................................................................           550.7           587.1
                                                                                             --------------- ---------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends.........................................           343.3           345.6
Policyholder dividends....................................................................            83.8           105.9
Policy acquisition cost amortization......................................................            28.2            22.6
Interest expense on indebtedness..........................................................             3.7             3.1
Interest expense on non-recourse collateralized obligations...............................             8.9             8.9
Other operating expenses..................................................................            55.2            61.5
                                                                                             --------------- ---------------
TOTAL BENEFITS AND EXPENSES...............................................................           523.1           547.6
                                                                                             --------------- ---------------
Income before income taxes and minority interest..........................................            27.6            39.5
Applicable income taxes (benefit).........................................................             8.1            12.5
                                                                                             --------------- ---------------
Income before minority interest...........................................................            19.5            27.0
Minority interest in net losses of consolidated subsidiaries..............................            (0.4)           (0.1)
Equity in undistributed earnings (losses) of affiliates...................................            --               0.3
                                                                                             --------------- ---------------
NET INCOME................................................................................    $       19.1    $       27.2
                                                                                             =============== ===============

COMPREHENSIVE INCOME:
NET INCOME................................................................................    $       19.1    $       27.2
                                                                                             --------------- ---------------
Net unrealized investment gains (losses)..................................................           (55.8)           36.8
Net unrealized foreign currency translation adjustment....................................            (6.8)            2.6
Net unrealized derivative instruments gains...............................................            32.5           (10.9)
                                                                                             --------------- ---------------
OTHER COMPREHENSIVE INCOME (LOSS).........................................................           (30.1)           28.5
                                                                                             --------------- ---------------
COMPREHENSIVE INCOME (LOSS)...............................................................    $      (11.0)   $       55.7
                                                                                             =============== ===============

STOCKHOLDER'S EQUITY:
Stockholder's equity, beginning of period.................................................    $    1,700.0    $    1,638.4
Comprehensive income (loss)...............................................................           (11.0)           55.7
                                                                                             --------------- ---------------
STOCKHOLDER'S EQUITY, END OF PERIOD.......................................................    $    1,689.0    $    1,694.1
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                                            PHOENIX LIFE INSURANCE COMPANY
                           UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
                                               ($ amounts in millions)
                                      THREE MONTHS ENDED MARCH 31, 2005 AND 2004

                                                                                                   2005            2004
                                                                                             --------------- ---------------
OPERATING ACTIVITIES:
Net income................................................................................    $       19.1    $       27.2
Proceeds from sale of trading equity securities...........................................            70.4            --
Net realized investment (gains) losses....................................................            17.6            (5.8)
Amortization and depreciation.............................................................             1.2             3.5
Investment (gains) losses.................................................................           (17.9)          (36.5)
Deferred income taxes (benefit)...........................................................            13.9            16.5
Decrease in receivables...................................................................           (13.8)           13.0
Increase in deferred policy acquisition costs.............................................            (4.6)          (24.4)
Increase in policy liabilities and accruals...............................................            90.2            91.0
Other assets and other liabilities net change.............................................           (15.9)          (23.4)
                                                                                             --------------- ---------------
Cash from continuing operations...........................................................           160.2            61.1
Discontinued operations, net..............................................................             2.8           (13.9)
                                                                                             --------------- ---------------
CASH FROM OPERATING ACTIVITIES............................................................           163.0            47.2
                                                                                             --------------- ---------------

INVESTING ACTIVITIES:
Investment purchases......................................................................          (885.4)         (945.2)
Investment sales, repayments and maturities...............................................           706.7           934.8
Debt and equity securities pledged as collateral purchases................................            --             (30.7)
Debt and equity securities pledged as collateral sales....................................             9.0            --
Premises and equipment additions..........................................................            (3.5)           (1.6)
                                                                                             --------------- ---------------
CASH FOR INVESTING ACTIVITIES.............................................................          (173.2)          (42.7)
                                                                                             --------------- ---------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits........................................................           164.5           209.3
Policyholder deposit fund withdrawals.....................................................          (231.1)         (295.6)
Collateralized obligation repayments......................................................           (33.2)          (38.2)
Loaned security proceeds..................................................................            59.0            --
                                                                                             --------------- ---------------
CASH FOR FINANCING ACTIVITIES.............................................................           (40.8)         (124.5)
                                                                                             --------------- ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.......................................................           (51.0)         (120.0)
Cash and cash equivalents, beginning of period............................................           324.0           382.7
                                                                                             --------------- ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD..................................................    $      273.0    $      262.7
                                                                                             =============== ===============

Included in cash and cash equivalents above is cash pledged as collateral of $36.8 million and $2.1 million at March 31, 2005 and 2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
     NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
                   THREE MONTHS ENDED MARCH 31, 2005 AND 2004


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified certain amounts for 2004 to conform with 2005 presentation.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships, pension and other post-employment benefit liabilities, deferred tax balances and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2004 audited financial statements.

These interim financial statements for the three months ended March 31, 2005, do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2005 are not necessarily indicative of the results that may be expected for the year 2005. These unaudited financial statements should be read in conjunction with our 2004 audited financial statements.

ACCOUNTING CHANGES

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

On January 14, 2005, we disposed of our equity interest in Aberdeen Asset Management PLC for proceeds of $70.4 million, which resulted in a $7.0 million after-tax realized investment loss.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A., or Lombard, for proceeds of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. We may be entitled to additional earn-out consideration based on Lombard's financial performance through 2006.

On May 31, 2004, The Phoenix Companies' retail affiliated broker-dealer operations were sold to LPL Financial Services. This sale resulted in no gain or loss to Phoenix Life. Phoenix Life and its subsidiaries incurred operating expenses, excluding commissions of subsidiaries, of $0.0 million and $7.9 million for the three months ended March 31, 2005 and 2004, respectively, related to its affiliated retail distribution.

2.   LIFE AND ANNUITY ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                                        THREE MONTHS ENDED
($ amounts in millions)                                                                                    MARCH 31,
                                                                                                 ----------------------------
                                                                                                      2005           2004
                                                                                                 -------------  -------------

Acquisition costs deferred....................................................................    $      32.8    $      47.0
Costs amortized to expenses:
  Recurring costs related to income ..........................................................          (33.0)         (22.2)
  (Cost) credit related to realized investment gains or losses................................            4.8           (0.4)
Offsets to net unrealized investment gains or losses included in other comprehensive income...           59.8          (33.6)
                                                                                                 -------------  -------------
Change in deferred policy acquisition costs...................................................           64.4           (9.2)
Deferred policy acquisition costs, beginning of period........................................        1,388.1        1,325.7
                                                                                                 -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD..............................................    $   1,452.5    $   1,316.5
                                                                                                 =============  =============

CLOSED BLOCK

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company. We completed the process in June 2001, when all policyholder membership interests in this mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies. Summary financial data for the closed block follows:

CLOSED BLOCK ASSETS AND LIABILITIES:                                                                              INCEPTION
($ amounts in millions)                                                             MARCH 31,       DEC 31,        (DEC 31,
                                                                                      2005            2004          1999)
                                                                                 --------------  -------------  -------------

Debt securities................................................................   $   6,925.8     $   6,949.6    $   4,773.1
Equity securities..............................................................          91.3            90.8           --
Mortgage loans.................................................................         158.2           181.9          399.0
Venture capital partnerships...................................................          53.3            52.4           --
Policy loans...................................................................       1,358.6         1,363.4        1,380.0
Other invested assets..........................................................          60.3            60.0           --
                                                                                 --------------  -------------  -------------
Total closed block investments.................................................       8,647.5         8,698.1        6,552.1
Cash and cash equivalents......................................................          51.2           100.5           --
Accrued investment income......................................................         118.2           118.8          106.8
Receivables....................................................................          50.6            32.7           35.2
Deferred income taxes..........................................................         353.4           359.7          389.4
Other closed block assets......................................................          33.4            24.0            6.2
                                                                                 --------------  -------------  -------------
TOTAL CLOSED BLOCK ASSETS......................................................       9,254.3         9,333.8        7,089.7
                                                                                 --------------  -------------  -------------
Policy liabilities and accruals................................................       9,715.3         9,686.9        8,301.7
Policyholder dividends payable.................................................         373.3           365.5          325.1
Policyholder dividend obligation...............................................         393.8           535.9           --
Other closed block liabilities.................................................          60.0            41.5           12.3
                                                                                 --------------  -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES.................................................      10,542.4        10,629.8        8,639.1
                                                                                 --------------  -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS....................   $   1,288.1     $   1,296.0    $   1,549.4
                                                                                 ==============  =============  =============

                                                                                                     THREE MONTHS ENDED,
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES                                    CUMULATIVE              MARCH 31,
IN POLICYHOLDER DIVIDEND OBLIGATIONS:                                                FROM       ---------------------------
($ amounts in millions)                                                            INCEPTION         2005          2004
                                                                                 -------------- ------------- -------------
CLOSED BLOCK REVENUES
Premiums.......................................................................   $   5,384.8    $     214.0   $     224.6
Net investment income..........................................................       2,905.0          133.8         147.6
Net realized investment losses.................................................        (101.7)         (10.6)         (1.9)
                                                                                 -------------- ------------- -------------
TOTAL REVENUES.................................................................       8,188.1          337.2         370.3
                                                                                 -------------- ------------- -------------
Policy benefits, excluding dividends...........................................       5,606.7          239.1         245.0
Other operating expenses.......................................................          60.3            2.4           2.6
                                                                                 -------------- ------------- -------------
Total benefits and expenses, excluding policyholder dividends..................       5,667.0          241.5         247.6
                                                                                 -------------- ------------- -------------
Closed block contribution to income before dividends and income taxes..........       2,521.1           95.7         122.7
Policyholder dividends.........................................................       2,083.8           83.6         105.5
                                                                                 -------------- ------------- -------------
Closed block contribution to income before income taxes........................         437.3           12.1          17.2
Applicable income taxes........................................................         153.4            4.2           6.1
                                                                                 -------------- ------------- -------------
CLOSED BLOCK CONTRIBUTION TO INCOME............................................   $     283.9    $       7.9   $      11.1
                                                                                 ============== ============= =============

POLICYHOLDER DIVIDEND OBLIGATION
Policyholder dividends provided through earnings...............................   $   2,128.9    $      83.5   $     105.5
Policyholder dividends provided through other comprehensive income.............         311.1         (125.4)        160.0
                                                                                 -------------- ------------- -------------
ADDITIONS TO (REDUCTIONS IN) POLICYHOLDER DIVIDEND LIABILITIES.................       2,440.0          (41.9)        265.5
POLICYHOLDER DIVIDENDS PAID....................................................      (1,998.0)         (92.4)        (91.3)
                                                                                 -------------- ------------- -------------
Increase (decrease) in policyholder dividend liabilities.......................         442.0         (134.3)        174.2
Policyholder dividend liabilities, beginning of period.........................         325.1          901.4         889.0
                                                                                 -------------- ------------- -------------
Policyholder dividend liabilities, end of period...............................         767.1          767.1       1,063.2
Less: policyholder dividends payable, end of period............................         373.3          373.3         377.1
                                                                                 -------------- ------------- -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD................................   $     393.8    $     393.8   $     686.1
                                                                                 ============== ============= =============


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

                                                                          MARCH 31, 2005              DECEMBER 31, 2004
FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                ----------------------------- ----------------------------
($ amounts in millions)                                             FAIR VALUE        COST        FAIR VALUE       COST
                                                                  -------------- -------------- ------------- -------------
U.S. government and agency......................................   $     668.6    $     631.2    $     676.4   $     622.7
State and political subdivision.................................         481.4          451.5          446.5         413.7
Foreign government..............................................         342.7          320.9          314.8         284.0
Corporate.......................................................       7,305.6        7,109.8        7,365.4       7,040.7
Mortgage-backed.................................................       3,306.6        3,230.8        3,253.4       3,122.9
Other asset-backed..............................................       1,346.7        1,343.0        1,417.1       1,405.0
                                                                  -------------- -------------- ------------- -------------
DEBT SECURITIES.................................................   $  13,451.6    $  13,087.2    $  13,473.6   $  12,889.0
                                                                  ============== ============== ============= =============

Amounts applicable to the closed block..........................   $   6,925.8    $   6,616.7    $   6,949.6   $   6,515.2
                                                                  ============== ============== ============= =============


                                                                          MARCH 31, 2005              DECEMBER 31, 2004
FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                ----------------------------- ----------------------------
($ amounts in millions)                                             FAIR VALUE        COST        FAIR VALUE       COST
                                                                  -------------- -------------- ------------- -------------

Lombard International Assurance, S.A............................   $      --      $      --             43.3          43.3
Other equity securities.........................................         135.6          121.0          116.9         101.1
                                                                  -------------- -------------- ------------- -------------
EQUITY SECURITIES...............................................   $     135.6    $     121.0    $     160.2   $     144.4
                                                                  ============== ============== ============= =============

Amounts applicable to the closed block..........................   $      91.3    $      80.0    $      90.8   $      78.3
                                                                  ============== ============== ============= =============

                                                                          MARCH 31, 2005              DECEMBER 31, 2004
GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                    ----------------------------- ----------------------------
GENERAL ACCOUNT DEBT AND EQUITY SECURITIES:                            GAINS         LOSSES         GAINS         LOSSES
($ amounts in millions)                                           -------------- -------------- ------------- --------------

U.S. government and agency......................................   $      40.9    $      (3.5)   $      55.4   $      (1.7)
State and political subdivision.................................          32.6           (2.7)          34.4          (1.6)
Foreign government..............................................          23.2           (1.4)          31.1          (0.3)
Corporate.......................................................         277.9          (82.1)         364.2         (39.5)
Mortgage-backed.................................................          95.6          (19.8)         137.0          (6.5)
Other asset-backed..............................................          25.0          (21.3)          32.4         (20.3)
                                                                  -------------- -------------- ------------- -------------
Debt securities gains (losses)..................................   $     495.2    $    (130.8)   $     654.5   $     (69.9)
                                                                                 ==============               =============
                                                                  ==============                =============
DEBT SECURITIES NET GAINS.......................................   $     364.4                   $     584.6
                                                                  ==============                =============

Equity securities gains (losses)................................   $      17.7    $      (3.1)   $      19.1   $      (3.3)
                                                                  ============== ============== ============= =============
EQUITY SECURITIES NET GAINS.....................................   $      14.6                   $      15.8
                                                                  ==============                =============


                                                                              MARCH 31, 2005
                                            ---------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED GENERAL           LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
ACCOUNT DEBT AND EQUITY SECURITIES:         --------------------------- -------------------------- --------------------------
($ amounts in millions)                          FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $     173.8   $      (3.1)  $       6.1  $      (0.4)  $     179.9  $      (3.5)
State and political subdivision...........          91.3          (1.5)         14.5         (1.2)        105.8         (2.7)
Foreign government........................          48.3          (1.0)         10.6         (0.4)         58.9         (1.4)
Corporate.................................       2,466.2         (55.3)        394.7        (26.8)      2,860.9        (82.1)
Mortgage-backed...........................       1,342.9         (16.5)        112.2         (3.3)      1,455.1        (19.8)
Other asset-backed........................         496.4          (7.3)         91.9        (14.0)        588.3        (21.3)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $   4,618.9   $     (84.7)  $     630.0  $     (46.1)  $   5,248.9  $    (130.8)
COMMON STOCK..............................          23.6          (2.3)          6.0         (0.8)         29.6         (3.1)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $   4,642.5   $     (87.0)  $     636.0  $     (46.9)  $   5,278.5  $    (133.9)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $   1,489.1   $     (31.3)  $     341.5  $     (21.4)  $   1,830.6  $     (52.7)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $   3,153.4   $     (55.7)  $     294.5  $     (25.5)  $   3,447.9  $     (81.2)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     198.6   $      (6.5)  $      80.0  $     (13.5)  $     278.6  $     (20.0)
                                            ============ ============== ============ ============= ============ =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $      (2.6)               $      (5.1)               $      (7.7)
                                                          =============              =============              =============

These securities are considered to be temporarily impaired at March 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms and we have the ability and intent to hold these securities until they recover their value.

VENTURE CAPITAL PARTNERSHIPS

                                                                                                     THREE MONTHS ENDED
COMPONENTS OF NET INVESTMENT INCOME RELATED TO                                                            MARCH 31,
VENTURE CAPITAL PARTNERSHIPS:                                                                   ---------------------------
($ amounts in millions)                                                                              2005          2004
                                                                                                ------------- -------------

Net unrealized gains on partnership cash and stock distributions..............................   $      (0.3)  $      (3.7)
Net unrealized gains on partnership investments...............................................          (4.0)         22.2
Partnership operating earnings (losses).......................................................           1.5          (0.9)
                                                                                                ------------- -------------
NET INVESTMENT INCOME (LOSS)..................................................................   $      (2.8)  $      17.6
                                                                                                ============= =============

Amounts applicable to the closed block........................................................   $      (0.6)  $       6.0
                                                                                                ============= =============
Amounts applicable to the general account.....................................................   $      (2.2)  $      11.6
                                                                                                ============= =============

The effect of our adjusting estimated partnership results to actual results reflected in partnership financial statements was to increase (decrease) net investment income as follows:

                                                                                                     THREE MONTHS ENDED
EFFECT OF ADJUSTMENT FROM ESTIMATED PARTNERSHIP RESULTS TO                                                MARCH 31,
ACTUAL PARTNERSHIP FINANCIAL STATEMENTS:                                                        ----------------------------
($ amounts in millions)                                                                              2005           2004
                                                                                                -------------  -------------

Closed block..................................................................................   $      (4.9)   $       4.7
General account...............................................................................          (1.5)           9.2
                                                                                                -------------  -------------
TOTAL.........................................................................................   $      (6.4)   $      13.9
                                                                                                =============  =============


INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                                 THREE MONTHS ENDED
($ amounts in millions)                                                                                   MARCH 31,
                                                                                                ----------------------------
                                                                                                     2005           2004
                                                                                                -------------  -------------

Contributions.................................................................................   $      16.9    $      11.8
Equity in earnings (losses) of partnerships...................................................          (2.8)          17.6
Distributions.................................................................................         (18.9)         (14.8)
                                                                                                -------------  -------------
Change in venture capital partnerships........................................................          (4.8)          14.6
Venture capital partnership investments, beginning of period..................................         255.3          234.9
                                                                                                -------------  -------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD........................................   $     250.5    $     249.5
                                                                                                =============  =============

AFFILIATE EQUITY SECURITIES

As of December 31, 2004, we owned 38.1 million shares of Aberdeen Asset Management PLC, or Aberdeen, common stock, which represented 16.5% of the Company's outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations. On January 14, 2005, we sold our equity holdings in Aberdeen to third parties for proceeds of $70.4 million, resulting in an after-tax realized loss of $7.0 million in the first quarter of 2005.

Previously, we recorded an unrealized gain on trading equity securities of $55.1 million, after tax, in the fourth quarter of 2004 and a non-cash realized investment loss related to an other-than-temporary impairment of $55.0 million, after tax, in the second quarter of 2003.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                                    THREE MONTHS ENDED
($ amounts in millions)                                                                                   MARCH 31,
                                                                                                ----------------------------
                                                                                                     2005           2004
                                                                                                -------------  -------------

Debt securities...............................................................................   $     196.0    $     190.5
Equity securities.............................................................................           1.7            0.3
Mortgage loans................................................................................           6.4            5.9
Venture capital partnerships..................................................................          (2.8)          17.6
Policy loans..................................................................................          40.7           42.2
Other investments.............................................................................          15.5           11.9
Cash and cash equivalents.....................................................................           1.4            0.7
                                                                                                -------------  -------------
Total investment income.......................................................................         258.9          269.1
Less: investment expenses.....................................................................           3.1            3.2
                                                                                                -------------  -------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS............................................         255.8          265.9
Debt and equity securities pledged as collateral (Note 5).....................................          10.9           10.1
                                                                                                -------------  -------------
NET INVESTMENT INCOME.........................................................................   $     266.7    $     276.0
                                                                                                =============  =============

Amounts applicable to the closed block........................................................   $     133.8    $     147.6
                                                                                                =============  =============

NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES AND TYPES OF NET REALIZED INVESTMENT GAINS (LOSSES):                                         THREE MONTHS ENDED
($ amounts in millions)                                                                                   MARCH 31,
                                                                                                ----------------------------
                                                                                                     2005           2004
                                                                                                -------------  -------------

Debt security impairments.....................................................................   $     (12.2)   $      (2.8)
Debt and equity securities pledged as collateral impairments..................................          (0.3)          (4.7)
                                                                                                -------------  -------------
IMPAIRMENT LOSSES.............................................................................         (12.5)          (7.5)
                                                                                                -------------  -------------
Debt security transaction gains...............................................................           3.4           10.2
Debt security transaction losses..............................................................         (10.3)          (3.2)
Equity security transaction gains.............................................................           0.5            2.6
Equity security transaction losses............................................................          (1.5)          (0.4)
Debt and equity securities pledged as collateral..............................................           0.7           --
Affiliate transaction gains...................................................................           3.7            0.2
Other invested asset transaction gains (losses)...............................................          (1.6)           3.9
                                                                                                -------------  -------------
NET TRANSACTION GAINS (LOSSES)................................................................          (5.1)          13.3
                                                                                                -------------  -------------
NET REALIZED INVESTMENT GAINS (LOSSES)........................................................   $     (17.6)   $       5.8
                                                                                                =============  =============

Net realized investment gains (losses)........................................................   $     (17.6)   $       5.8
                                                                                                -------------  -------------
Applicable closed block policyholder dividend obligation (reduction)..........................          (4.4)           0.1
Applicable deferred acquisition costs (benefit)...............................................          (4.8)           0.4
Applicable deferred income taxes (benefit)....................................................          (3.2)           1.2
                                                                                                -------------  -------------
Offsets to realized investment gains (losses).................................................         (12.4)           1.7
                                                                                                -------------  -------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME.................................   $      (5.2)   $       4.1
                                                                                                =============  =============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                                      THREE MONTHS ENDED
($ amounts in millions)                                                                                   MARCH 31,
                                                                                                ----------------------------
                                                                                                     2005           2004
                                                                                                -------------  -------------

Debt securities...............................................................................   $    (220.2)   $     235.1
Equity securities.............................................................................          (1.2)           2.2
Debt and equity securities pledged as collateral..............................................         (34.9)          (4.7)
Other investments.............................................................................          --              1.9
                                                                                                -------------  -------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS (LOSSES)............................................   $    (256.3)   $     234.5
                                                                                                =============  =============

Net unrealized investment gains (losses)......................................................   $    (256.3)   $     234.5
                                                                                                -------------  -------------
Applicable closed block policyholder dividend obligation (reduction)..........................        (125.4)         160.0
Applicable deferred policy acquisition costs (credits)........................................         (59.8)          33.6
Applicable deferred income taxes (benefit)....................................................         (15.3)           4.1
                                                                                                -------------  -------------
Offsets to net unrealized investment gains....................................................        (200.5)         197.7
                                                                                                -------------  -------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN
  OTHER COMPREHENSIVE INCOME..................................................................   $     (55.8)   $      36.8
                                                                                                =============  =============


4. INDEBTEDNESS

INDEBTEDNESS:                                                            MARCH 31, 2005              DECEMBER 31, 2004
                                                                  ----------------------------- ---------------------------
($ amounts in millions)                                              CARRYING         FAIR         CARRYING        FAIR
                                                                       VALUE          VALUE         VALUE         VALUE
                                                                  -------------- -------------- ------------- -------------

6.95% surplus notes.............................................   $      30.2    $      34.4    $      30.2   $      34.4
7.15% surplus notes.............................................         173.9          179.2          173.9         174.8
                                                                  -------------- -------------- ------------- -------------
TOTAL INDEBTEDNESS..............................................   $     204.1    $     213.6    $     204.1   $     209.2
                                                                  ============== ============== ============= =============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

5. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that are deemed to be variable interest entities and, as a result, we are deemed to hold interests in those entities. We serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.9 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. The collateralized obligation trusts reside in bankruptcy remote special purpose entities for which we provide neither recourse nor guarantees. Accordingly, our sole financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts and our asset management affiliates' advisory. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $79.3 million at March 31, 2005 ($29.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trusts that are consolidated) relates to investment grade debt securities.

We consolidated three collateralized obligation trusts as of March 31, 2005 and 2004. As of March 31, 2005, our direct investment in these three consolidated collateralized obligation trusts is $29.9 million, $20.0 million of which is an investment grade debt security as of March 31, 2005. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $0.8 million and $0.9 million for the quarters ended March 31, 2005 and 2004, respectively, related to these three consolidated collateralized obligation trusts.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                           MAR 31,        DEC 31,
($ amounts in millions)                                                                             2005           2004
                                                                                                -------------  -------------

ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.................................................................................   $      75.4    $      94.4
Phoenix CDO II................................................................................         285.8          294.5
Phoenix-Mistic 2002-1 CDO, Ltd................................................................         933.1          967.0
                                                                                                -------------  -------------
TOTAL.........................................................................................   $   1,294.3    $   1,355.9
                                                                                                =============  =============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity)...........................................................   $     111.3    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).........................................         321.4          329.4
Phoenix-Mistic 2002-1 CDO, Ltd. (September 2014 maturity).....................................         868.7          898.5
                                                                                                -------------  -------------
TOTAL.........................................................................................   $   1,301.4    $   1,355.2
                                                                                                =============  =============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,235.1 million and $1,278.8 million at March 31, 2005 and December 31, 2004, respectively. In addition, cash and accrued investment income of $59.2 million and $77.1 million are included in these amounts at March 31, 2005 and December 31, 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,234.2 million and $1,253.4 million at March 31, 2005 and December 31, 2004, respectively, and non-recourse derivative cash flow hedge liabilities of $67.2 million (notional amount of $1,082.7 million with maturities of 2005-2013) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at March 31, 2005 and December 31, 2004, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $34.4 million and $37.7 million at March 31, 2005 and December 31, 2004, respectively.

                                                                         MARCH 31, 2005              DECEMBER 31, 2004
FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                ----------------------------- ---------------------------
PLEDGED AS COLLATERAL:                                              FAIR VALUE        COST       FAIR VALUE       COST
($ amounts in millions)                                           -------------- -------------- ------------- -------------

Debt securities pledged as collateral...........................   $   1,233.7    $   1,151.1    $   1,276.9   $   1,159.9
Equity securities pledged as collateral.........................           1.4            0.4            1.9           0.4
                                                                  -------------- -------------- ------------- -------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL..........   $   1,235.1    $   1,151.5    $   1,278.8   $   1,160.3
                                                                  ============== ============== ============= =============


                                                                         MARCH 31, 2005              DECEMBER 31, 2004
GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                    ----------------------------- ---------------------------
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                     GAINS         LOSSES         GAINS         LOSSES
($ amounts in millions)                                           -------------- -------------- ------------- -------------

Debt securities pledged as collateral...........................   $     101.3    $     (18.7)   $     131.3   $     (14.3)
Equity securities pledged as collateral.........................           1.1           (0.1)           1.6          (0.1)
                                                                  -------------- -------------- ------------- -------------
TOTAL...........................................................   $     102.4    $     (18.8)   $     132.9   $     (14.4)
                                                                  ============== ============== ============= =============
NET UNREALIZED GAINS............................................   $      83.6                   $     118.5
                                                                  ==============                =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost total $18.7 million at March 31, 2005. Debt securities with a fair value less than 80% of the security's amortized cost total $10.9 million at March 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at March 31, 2005.

We recognized a $0.3 million and a $4.7 million charge to earnings in the quarters ended March 31, 2005 and 2004, respectively, related to the other-than-temporary impairment of debt securities pledged as collateral. Of the 2005 and 2004 charges, $0.0 million and $3.7 million, respectively, relate to our direct investment in these consolidated trusts.

The effect of the method of consolidation of these three collateralized debt obligation trusts was to increase our net income by $0.4 million and decrease it $1.0 million for the three months ended March 31, 2005 and 2004, respectively, and to decrease our stockholders' equity by $71.2 million and $67.5 million as of March 31, 2005 and December 31, 2004, respectively.

The above non-cash charges to earnings and stockholders' equity primarily relate to realized investment and unrealized investment and derivative cash flow gains (losses) within the collateralized obligation trusts, which will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the deconsolidation, maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts, which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

The amount of derivative cash flow hedge ineffectiveness recognized for the three months ended March 31, 2005 and 2004 is not material to our consolidated financial statements.

6. PENSION AND OTHER POST-RETIREMENT BENEFITS

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded. The components of pension and post-retirement benefit cost for The Phoenix Companies follow.

COMPONENTS OF PENSION BENEFIT COSTS:                                                                 THREE MONTHS ENDED
($ amounts in millions)                                                                                   MARCH 31,
                                                                                                ----------------------------
                                                                                                     2005           2004
                                                                                                -------------  -------------

Service cost..................................................................................   $       2.7    $       3.3
Interest cost.................................................................................           8.4            8.0
Expected return on plan assets................................................................          (8.2)          (8.1)
Net loss amortization.........................................................................           1.5            1.2
Prior service cost amortization...............................................................           0.2            0.3
Net transition asset information..............................................................           --            (0.6)
                                                                                                -------------  -------------
PENSION BENEFIT COST..........................................................................   $       4.6    $       4.1
                                                                                                =============  =============


COMPONENTS OF OTHER POST-RETIREMENT BENEFIT COSTS:                                                   THREE MONTHS ENDED
($ amounts in millions)                                                                                   MARCH 31,
                                                                                                ----------------------------
                                                                                                     2005           2004
                                                                                                -------------  -------------

Service cost..................................................................................   $       0.4    $       0.5
Interest cost.................................................................................           1.0            1.1
Net gain amortization.........................................................................          (0.1)          --
Prior service cost amortization...............................................................          (0.4)          (0.7)
                                                                                                -------------  -------------
OTHER POST-RETIREMENT BENEFIT COST............................................................   $       0.9    $       0.9
                                                                                                =============  =============


7. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal course of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

DISCONTINUED REINSURANCE OPERATIONS

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $100.0 million as of March 31, 2005 and $110.0 million and December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $62.0 million as of March 31, 2005 and $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the quarter ended March 31, 2005 and 2004, respectively.

As of March 31, 2005 and December 31, 2004, we have a reinsurance recoverable balance related to paid losses of $45.0 million from a retrocessionaire that has been the subject of an appeal of a London arbitration decision. In June 2003, the arbitration panel issued a decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeals in December 2004. In January 2005, the retrocessionaire submitted a request to the House of Lords to review the decision. In April 2005, the House of Lords refused to review the decision. There have been no additional material developments concerning our discontinued reinsurance disputes, as described in Note 16 to our 2004 audited financial statements, during the quarter ended March 31, 2005.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements

               Consolidated financial information is included in Part A. The financial statements are included in Part B.

         (b)   Exhibits

               (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via Edgar on November 29, 1999.

               (2)     Not Applicable.

               (3)     Distribution of Policies

                  (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via Edgar on November 15, 2001.

                  (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sales of Policies is incorporated by reference to Registrant's Form N-4 (File No 333-68872 under 811-03488), Post-Effective Amendment No. 7 filed via Edgar on April 22, 2005.

               (4)(a) Form of Variable Annuity Contract (Phoenix Investor's Edge--Form No. D610, as amended by DR52), filed via Edgar with the Initial Registration Statement (File No. 333-68872) on August 31, 2001.

                  (b) Guaranteed Minimum Income Benefit Rider, Form Number DR88 is filed herewith.

                  (c) Guaranteed Minimum Accumulation Benefit Rider, Form DR84, is incorporated by reference to Registrant's Form N-4 (File No. 333-68872 under 811-03488), Post-Effective Amendment No. 7 filed via Edgar on April 22, 2005.

                  (d) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR86, filed herewith.

               (5) Form of Application (Phoenix Investor's Edge--Form No. OL3173), filed via Edgar with the Initial Registration Statement on August 31, 2001.

               (6)(a) Amended and Restated Charter of Phoenix Life Insurance Company, (f/k/a Phoenix Home Life Mutual Insurance Company) dated December 20, 2004 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872 under 811-03488), Post-Effective Amendment No. 7 filed via Edgar on April 22, 2005.

                  (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872 under 811-03488), Post-Effective Amendment No. 7 filed via Edgar on April 22, 2005.

               (7)     Not Applicable.

               (8)     Participation Agreements.

                       (1)(a) Participation Agreement dated May 1, 2000 between
                              Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                          (b) Amendment dated May 1, 2000 to Participation
                              Agreement between Phoenix Home Life Mutual
                              Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance

                              Products Trust, and Franklin Templeton
                              Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (2)(a) Participation Agreement dated April 18, 1995
                              between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                           (b)Amendment No. 1 dated December 16, 1996 to
                              Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (3)Fund Participation Agreement dated July 15, 1999
                          among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (4)(a) Fund Participation Agreement dated July 19, 1999
                              among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                          (b) Amendment No. 1 dated April 27, 2001 to the Fund
                              Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                          (c) Amendment No. 2 dated October 29, 2001 to the Fund
                              Participation Agreement among Phoenix Life
                              Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (5)Participation Agreement dated December 17, 1999 among
                          Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (6)Participation Agreement dated June 1, 2000 among
                          Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (7)Participation Agreement dated June 1, 2000 among
                          Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (8)Participation Agreement dated March 29, 2001 among
                          Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                       (9)Participation Agreement dated May 30, 2003 among
                          Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004filed herewith.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq., filed herewith.

               (10)(a) Consent of PricewaterhouseCoopers LLP, filed herewith.

                   (b)     Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al.

               (12)    Not Applicable.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries, LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Martin N. Baily                                 Director
           Institute of International Economics
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Jean S. Blackwell                               Director
           Cummins Inc.
           500 Jackson Street
           Columbus, IN  47202-3005
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           McColl School of Business
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community
           and Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & MacRae, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           John H. Forsgren*                               Director
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray*                               Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           GreenPoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, President and Chief
                                                           Executive Officer
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                           Secretary
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------
           Nancy J. Engberg*                               Vice President and Chief Compliance Officer
           ----------------------------------------------------------------------------------------------------------
           Scott R. Lindquist*                             Senior Vice President and Chief Accounting Officer
           ----------------------------------------------------------------------------------------------------------
           James D. Wehr**                                 Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------

            * The principal business address of this individual is One American
              Row, Hartford, CT 06102
           ** The principal business address of this individual is 56 Prospect
              Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.    NUMBER OF CONTRACT OWNERS

     On June 30, 2005, there were 373 qualified and 363 nonqualified contracts.

ITEM 28.    INDEMNIFICATION

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provides that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.

         (a) PEPCO serves as the principal underwriter for the following entities:

                PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

           (b)  Directors and Officers of PEPCO.

                NAME                         POSITION
                ----                         --------
                Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
                Michael E. Haylon*           Director
                James D. Wehr**              Director
                Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
                John H. Beers*               Vice President and Secretary
                Glenn H. Pease**             Vice President, Finance and Treasurer
                John F. Sharry**             President, Sales
                Francis G. Waltman**         Senior Vice President and Chief Administrative Officer

                * The business address of this individual is One American Row, Hartford, CT 06102
                ** The business address of this individual is 56 Prospect
                   Street, Hartford, CT 06115

            (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

                ---------------------------------------------------------------------------------------------
                       (1)                  (2)                 (3)              (4)               (5)
                     Name of          Net Underwriting      Compensation      Brokerage        Compensation
                    Principal         Discounts and         on Redemption    Commissions
                   Underwriter         Commissions
                ------------------- --------------------- ---------------- ----------------- ----------------
                PEPCO               $0                    $0               $0                $0
                ---------------------------------------------------------------------------------------------

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row Hartford, Connecticut 06102 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.    MANAGEMENT SERVICES

     Not applicable.

ITEM 32.    UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 7th day of July, 2005.


                          PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          (Registrant)

                      By:
                         ------------------------------------------------------
                          *Dona D. Young, Chairman of the Board, President and
                           Chief Executive Officer


                          PHOENIX LIFE INSURANCE COMPANY
                          (Depositor)

                      By:
                         ------------------------------------------------------
                          *Dona D. Young, Chairman of the Board, President and
                           Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          SIGNATURE               TITLE
          ---------               -----


                                  Director
 ---------------------------
   *Sal H. Alfiero

                                  Director
 ---------------------------
   *Martin N. Baily

                                  Director
 ---------------------------
   *Jean S. Blackwell

                                  Director
 ---------------------------
   *Peter C. Browning

                                  Director
 ---------------------------
   *Arthur P. Byrne

                                  Director
 ---------------------------
   *Sanford Cloud, Jr.

                                  Director
 ---------------------------
   *Richard N. Cooper

                                  Director
 ---------------------------
   *Gordon J. Davis

          SIGNATURE               TITLE
          ---------               -----


                                  Director
 ---------------------------
   *John H. Forsgren

                                  Director
 ---------------------------
   *Ann Maynard Gray

                                  Director
 ---------------------------
   *John E. Haire

                                  Director
 ---------------------------
   *Jerry J. Jasinowski

                                  Director
 ---------------------------
   *Thomas S. Johnson

                                  Director, Chairman of the Board, President
                                  and Chief Executive Officer
 ---------------------------
   *Dona D. Young


By: /s/ John H. Beers
    -----------------
        *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
         July 7, 2005


                                       S-2